UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05002

Deutsche Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 82.8%
Deutsche Diversified Market Neutral Fund "Institutional"* (a)	1,411,627	12,012,945
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	864,812	11,536,586
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	1,756,538	17,126,248
Deutsche Floating Rate Fund "Institutional" (a)	1,640,779	15,062,354
Deutsche Global Inflation Fund "Institutional" (a)	802,784	8,108,116
Deutsche Global Infrastructure Fund "Institutional" (a)	1,405,168	20,613,810
Deutsche Global Real Estate Securities Fund "Institutional" (a)	488,170	4,569,267
Deutsche Real Estate Securities Fund "Institutional" (a)	190,009	4,660,916
Deutsche Real Estate Securities Income Fund "Institutional" (a)	55,530	578,067
Deutsche Strategic Equity Long/Short Fund "Institutional" (a)	86,886	854,093

Total Mutual Funds (Cost $94,641,153)		95,122,402
Exchange-Traded Funds 14.9%
SPDR Barclays Convertible Securities	239,190	11,423,715
SPDR Barclays Short Term High Yield Bond Fund	195,767	5,716,396

Total Exchange-Traded Funds (Cost $16,134,462)		17,140,111
Cash Equivalents 2.4%
Central Cash Management Fund, 0.08% (a) (b) (Cost $2,765,060)	2,765,060	2,765,060

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $113,540,675) †	100.1	115,027,573
Other Assets and Liabilities, Net	(0.1)	(114,907)

Net Assets	100.0	114,912,666

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $115,308,544.  At March 31, 2015, net unrealized depreciation for all securities based on tax cost was $280,971.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,217,840 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,498,811.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

Affiliate	Value ($) at December 31, 2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at March 31, 2015
Deutsche Diversified Market Neutral Fund	11,773,693	322,000	—	—	—	—	12,012,94555
Deutsche Enhanced Commodity Strategy Fund	11,309,510	653,000	33,000	(9,553)	—	—	11,536,58666
Deutsche Enhanced Emerging Markets Fixed Income Fund	16,310,878	1,556,649	611,000	(71,723)	199,649	—	17,126,24888
Deutsche Floating Rate Fund	14,486,144	480,434	67,000	(2,495)	155,434	—	15,062,35444
Deutsche Global Inflation Fund	7,965,784	291,092	264,000	(6,494)	37,092	—	8,108,11666
Deutsche Global Infrastructure Fund	20,612,292	593,672	273,000	5,058	18,672	—	20,613,81000
Deutsche Global Real Estate Securities Fund	3,383,883	1,081,000	19,000	99	—	—	4,569,26777
Deutsche Real Estate Securities Fund	4,870,451	358,832	758,000	3,628	16,832	—	4,660,91666
Deutsche Real Estate Securities Income Fund	465,079	112,922	—	—	3,784	138	578,06777
Deutsche Strategic Equity Long/Short Fund	831,133	38,000	43,000	(2)	—	—	854,09334
Central Cash Management Fund	3,316,670	6,671,526	7,223,136	—	528	—	2,765,06000
	95,325,517	12,159,127	9,291,136	(81,482)	431,991	138	97,887,46223

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$95,122,402	$—	$—	$95,122,402
Exchange-Traded Funds	17,140,111	—	—	17,140,111
Short-Term Investment	2,765,060	—	—	2,765,060

Total	$115,027,573	$—	$—	$115,027,573

There have been no transfers between fair value measurements levels during the period ended March 31, 2015.

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Global Equity VIP
	Shares	Value ($)
Common Stocks 97.1%
Belgium 2.0%
Anheuser-Busch InBev NV (Cost $777,245)	11,000	1,345,581
Brazil 2.2%
BM&FBovespa SA	240,000	839,216
Estacio Participacoes SA	100,000	580,909

(Cost $1,821,802)		1,420,125
Canada 6.6%
Agnico Eagle Mines Ltd.	24,000	670,560
Alimentation Couche-Tard, Inc. "B"	33,000	1,314,998
Brookfield Asset Management, Inc. "A"	29,000	1,551,032
Canadian Pacific Railway Ltd.	4,500	823,931

(Cost $3,307,219)		4,360,521
France 1.4%
Pernod Ricard SA (Cost $882,001)	8,000	944,033
Germany 7.2%
adidas AG	12,000	951,386
BASF SE	8,500	845,803
Fresenius Medical Care AG & Co. KGaA	24,000	1,997,462
Lanxess AG	18,641	994,558

(Cost $4,153,807)		4,789,209
India 0.5%
ICICI Bank Ltd. (ADR) (Cost $352,765)	32,000	331,520
Indonesia 1.7%
PT Bank Negara Indonesia Persero Tbk (Cost $1,048,740)	2,085,000	1,150,661
Ireland 4.9%
Glanbia PLC	73,000	1,354,954
Kerry Group PLC "A"	12,028	807,863
Shire PLC	14,000	1,113,285

(Cost $2,368,846)		3,276,102
Italy 0.4%
World Duty Free SpA* (a) (Cost $253,713)	22,000	236,980
Luxembourg 1.2%
Eurofins Scientific (Cost $712,011)	3,000	808,678
Malaysia 0.7%
IHH Healthcare Bhd. (Cost $390,628)	300,000	486,314
Netherlands 1.3%
Sensata Technologies Holding NV* (b) (Cost $691,690)	15,000	861,750
Norway 3.3%
DNO ASA* (a)	436,000	567,945
Gjensidige Forsikring ASA	62,000	1,071,000
Marine Harvest ASA	50,000	574,430

(Cost $2,509,544)		2,213,375
Panama 1.0%
Copa Holdings SA "A" (a) (Cost $706,694)	6,500	656,305
Philippines 2.8%
GT Capital Holdings, Inc.	35,115	1,048,863
Universal Robina Corp.	160,000	808,182

(Cost $1,623,254)		1,857,045
South Africa 1.8%
Aspen Pharmacare Holdings Ltd.*	16,913	535,509
MTN Group Ltd.	40,000	674,121

(Cost $1,268,639)		1,209,630
Spain 0.5%
Atresmedia Corp. de Medios de Comunicacion SA (Cost $330,327)	22,000	332,329
Sweden 5.9%
Assa Abloy AB "B"	12,500	745,015
Atlas Copco AB "A"	27,000	874,363
BillerudKorsnas AB	36,000	581,191
Svenska Cellulosa AB "B"	37,000	852,537
Telefonaktiebolaget LM Ericsson "B"	70,000	878,489

(Cost $3,524,527)		3,931,595
Switzerland 1.8%
Nestle SA (Registered) (Cost $643,254)	15,515	1,171,374
United Kingdom 7.0%
Anglo American PLC	42,000	625,045
Aon PLC (b)	7,000	672,840
Aveva Group PLC	20,000	437,586
British American Tobacco PLC	13,000	671,647
Compass Group PLC	46,000	798,920
Halma PLC	40,000	414,236
Smith & Nephew PLC	35,000	593,706
Spirax-Sarco Engineering PLC	8,000	404,116

(Cost $5,339,209)		4,618,096
United States 42.9%
Actavis PLC*	7,000	2,083,340
Alliance Data Systems Corp.*	4,800	1,422,000
Amphenol Corp. "A"	33,000	1,944,690
Bristol-Myers Squibb Co.	14,000	903,000
CBRE Group, Inc. "A"*	20,000	774,200
Cerner Corp.*	12,000	879,120
Colfax Corp.* (a)	3,000	143,190
Danaher Corp.	13,000	1,103,700
DIRECTV*	4,500	382,950
eBay, Inc.*	14,000	807,520
Ecolab, Inc.	11,000	1,258,180
Express Scripts Holding Co.*	10,500	911,085
Exxon Mobil Corp.	8,500	722,500
JPMorgan Chase & Co.	22,000	1,332,760
KYTHERA Biopharmaceuticals, Inc.* (a)	5,500	275,825
Las Vegas Sands Corp.	17,000	935,680
LKQ Corp.*	25,000	639,000
MasTec, Inc.*	18,000	347,400
MasterCard, Inc. "A"	14,000	1,209,460
Mead Johnson Nutrition Co.	6,000	603,180
Nielsen NV	18,000	802,260
Noble Energy, Inc.	26,000	1,271,400
Omnicare, Inc.	12,000	924,720
Pall Corp.	14,000	1,405,460
Praxair, Inc.	9,500	1,147,030
Schlumberger Ltd.	13,000	1,084,720
Six Flags Entertainment Corp.	10,000	484,100
The Travelers Companies, Inc.	8,000	865,040
United Technologies Corp.	11,000	1,289,200
Zoetis, Inc.	12,000	555,480

(Cost $24,646,276)		28,508,190

Total Common Stocks (Cost $57,352,191)		64,509,413
Rights 0.0%
Philippines
GT Capital Holdings, Inc., Expiration Date 4/8/2015* (Cost $0)	35,115	0
Securities Lending Collateral 2.7%
Daily Assets Fund Institutional, 0.11% (c) (d) (Cost $1,761,031)	1,761,031	1,761,031
Cash Equivalents 2.3%
Central Cash Management Fund, 0.08% (c) (Cost $1,516,167)	1,516,167	1,516,167

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $60,629,389) †	102.1	67,786,611
Other Assets and Liabilities, Net	(2.1)	(1,379,022)

Net Assets	100.0	66,407,589

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $60,627,241.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $7,159,370.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,737,195 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,577,825.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $1,658,855, which is 2.5% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At March 31, 2015 the Deutsche Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Rights
Health Care	12,067,524	18.7%
Consumer Staples	10,448,779	16.2%
Financials	9,637,132	14.9%
Industrials	9,456,690	14.7%
Information Technology	7,113,981	11.0%
Materials	6,122,367	9.5%
Consumer Discretionary	5,342,254	8.3%
Energy	3,646,565	5.7%
Telecommunication Services	674,121	1.0%
Total	64,509,413	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$1,345,581	$—	$1,345,581
Brazil	1,420,125	—	—	1,420,125
Canada	4,360,521	—	—	4,360,521
France	—	944,033	—	944,033
Germany	—	4,789,209	—	4,789,209
India	331,520	—	—	331,520
Indonesia	—	1,150,661	—	1,150,661
Ireland	—	3,276,102	—	3,276,102
Italy	—	236,980	—	236,980
Luxembourg	—	808,678	—	808,678
Malaysia	—	486,314	—	486,314
Netherlands	861,750	—	—	861,750
Norway	—	2,213,375	—	2,213,375
Panama	656,305	—	—	656,305
Philippines	—	1,857,045	—	1,857,045
South Africa	—	1,209,630	—	1,209,630
Spain	—	332,329	—	332,329
Sweden	—	3,931,595	—	3,931,595
Switzerland	—	1,171,374	—	1,171,374
United Kingdom	672,840	3,945,256	—	4,618,096
United States	28,508,190	—	—	28,508,190
Rights	—	—	—	—
Short-Term Investments (e)	3,277,198	—	—	3,277,198

Total	$40,088,449	$27,698,162	$—	$67,786,611

There have been no transfers between fair value measurements levels during the period ended March 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche  Global Growth VIP

	Shares	Value ($)
Common Stocks 97.6%
Belgium 1.7%
Anheuser-Busch InBev NV (Cost $609,311)	6,500	795,116
Bermuda 0.3%
Lazard Ltd. "A" (Cost $57,740)	2,418	127,163
Brazil 1.7%
BM&FBovespa SA	130,000	454,575
Estacio Participacoes SA	57,000	331,118

(Cost $1,001,370)		785,693
Canada 6.2%
Agnico Eagle Mines Ltd.	15,000	419,100
Alimentation Couche-Tard, Inc. "B"	18,300	729,226
Brookfield Asset Management, Inc. "A"	17,000	909,226
Canadian Pacific Railway Ltd.	2,500	457,739
Goldcorp, Inc.	8,000	144,960
Quebecor, Inc. "B"	4,507	120,561
SunOpta, Inc.*	11,038	117,224

(Cost $2,444,297)		2,898,036
China 0.2%
Minth Group Ltd. (Cost $98,015)	55,973	110,389
Cyprus 0.0%
Prosafe SE (Cost $18,434)	2,711	7,439
Denmark 0.6%
TDC AS (Cost $272,938)	36,000	257,880
Finland 0.2%
Cramo Oyj (Cost $85,148)	3,923	70,075
France 1.7%
Flamel Technologies SA (ADR)*	8,576	154,196
Pernod Ricard SA	5,500	649,023

(Cost $809,691)		803,219
Germany 7.0%
adidas AG	6,200	491,550
BASF SE	4,700	467,679
Bayer AG (Registered)	1,800	270,460
Fresenius Medical Care AG & Co. KGaA	13,500	1,123,572
LANXESS AG	11,000	586,885
Patrizia Immobilien AG	5,535	99,239
United Internet AG (Registered)	4,055	184,885
Vib Vermoegen AG	4,543	82,892

(Cost $2,896,007)		3,307,162
Hong Kong 1.0%
K Wah International Holdings Ltd.	196,093	96,759
Playmates Toys Ltd.	230,951	56,689
REXLot Holdings Ltd.	1,069,092	79,872
Sun Hung Kai & Co., Ltd.	95,202	84,883
Techtronic Industries Co., Ltd.	37,713	127,509

(Cost $446,403)		445,712
India 0.4%
ICICI Bank Ltd. (ADR) (Cost $198,481)	18,000	186,480
Indonesia 1.6%
PT Arwana Citramulia Tbk	1,118,618	69,337
PT Bank Negara Indonesia Persero Tbk	1,050,000	579,470
PT Multipolar Tbk	1,697,639	123,726

(Cost $733,375)		772,533
Ireland 3.0%
Greencore Group PLC	16,069	76,826
Kerry Group PLC "A"	7,500	503,739
Paddy Power PLC	1,225	104,997
Ryanair Holdings PLC (ADR) (a)	2,097	140,017
Shire PLC	7,500	596,402

(Cost $1,015,378)		1,421,981
Italy 0.8%
Prysmian SpA	4,827	99,441
Unipol Gruppo Finanziario SpA	50,000	264,813

(Cost $273,064)		364,254
Japan 1.8%
Ai Holdings Corp.	5,340	97,561
Avex Group Holdings, Inc. (b)	6,079	97,115
Kusuri No Aoki Co., Ltd.	2,617	196,483
MISUMI Group, Inc.	2,280	92,062
Nippon Seiki Co., Ltd.	7,783	153,555
United Arrows Ltd. (b)	2,070	61,575
Universal Entertainment Corp.	5,003	81,767
UT Holdings Co., Ltd.	10,269	40,217

(Cost $736,973)		820,335
Luxembourg 1.2%
Eurofins Scientific (Cost $494,226)	2,100	566,074
Malaysia 0.9%
Hartalega Holdings Bhd.	59,558	139,425
IHH Healthcare Bhd.	150,000	243,157
Tune Ins Holdings Bhd.	110,328	59,557

(Cost $381,743)		442,139
Netherlands 2.8%
Brunel International NV	2,918	55,787
Constellium NV "A"* (c)	8,676	176,296
ING Groep NV (CVA)*	36,000	528,026
SBM Offshore NV*	6,282	78,178
Sensata Technologies Holding NV* (c)	8,632	495,908

(Cost $1,233,962)		1,334,195
Norway 0.3%
DNO ASA* (Cost $230,762)	120,000	156,315
Panama 1.1%
Banco Latinoamericano de Comercio Exterior SA "E"	4,357	142,866
Copa Holdings SA "A" (b)	3,500	353,395

(Cost $500,662)		496,261
Philippines 2.4%
Alliance Global Group, Inc.	181,474	107,465
GT Capital Holdings, Inc.	20,000	597,388
Universal Robina Corp.	88,000	444,500

(Cost $1,056,839)		1,149,353
Singapore 0.2%
Lian Beng Group Ltd. (Cost $105,481)	252,856	104,905
South Africa 0.9%
MTN Group Ltd. (Cost $462,219)	24,000	404,472
Spain 0.5%
Mediaset Espana Comunicacion SA* (Cost $206,604)	18,000	225,544
Sweden 4.9%
Assa Abloy AB "B"	7,500	447,009
Atlas Copco AB "A"	14,000	453,373
BillerudKorsnas AB	20,000	322,884
Svenska Cellulosa AB "B"	27,000	622,122
Telefonaktiebolaget LM Ericsson "B"	38,000	476,894

(Cost $2,194,147)		2,322,282
Switzerland 2.5%
Dufry AG (Registered)*	645	95,575
Nestle SA (Registered)	11,000	830,494
Novartis AG (Registered)	2,700	267,000

(Cost $1,074,825)		1,193,069
Taiwan 0.1%
Kinpo Electronics, Inc.* (Cost $53,990)	134,575	61,433
Thailand 0.1%
Malee Sampran PCL (Foreign Registered) (Cost $82,517)	47,499	51,820
United Kingdom 8.2%
Anglo American PLC	26,500	394,374
Arrow Global Group PLC	25,631	94,147
Aveva Group PLC	10,500	229,732
Babcock International Group PLC	10,849	158,265
British American Tobacco PLC	7,000	361,656
Clinigen Healthcare Ltd.	7,944	63,210
Compass Group PLC	24,000	416,828
Crest Nicholson Holdings PLC	16,154	101,954
Domino's Pizza Group PLC	6,860	78,877
Halma PLC	22,000	227,830
Hargreaves Lansdown PLC	5,352	91,410
HellermannTyton Group PLC	16,957	84,075
Howden Joinery Group PLC	15,644	102,828
IG Group Holdings PLC	8,745	91,891
IMI PLC	9,000	170,016
Jardine Lloyd Thompson Group PLC	4,314	66,948
John Wood Group PLC	7,794	73,304
Polypipe Group PLC	21,583	88,417
Reckitt Benckiser Group PLC	5,000	428,521
Rotork PLC	2,254	82,554
Smith & Nephew PLC	19,500	330,779
Spirax-Sarco Engineering PLC	2,181	110,172

(Cost $4,318,790)		3,847,788
United States 43.3%
Actavis PLC*	3,900	1,160,718
Advance Auto Parts, Inc.	880	131,727
Affiliated Managers Group, Inc.*	583	125,217
Agilent Technologies, Inc.	5,000	207,750
Alliance Data Systems Corp.*	2,600	770,250
Altra Industrial Motion Corp. (b)	1,695	46,850
Amphenol Corp. "A"	18,500	1,090,205
BE Aerospace, Inc.	1,296	82,451
Berry Plastics Group, Inc.*	1,493	54,032
BorgWarner, Inc.	1,739	105,175
Bristol-Myers Squibb Co.	9,000	580,500
Cardtronics, Inc.* (b)	2,723	102,385
Casey's General Stores, Inc. (b)	1,299	117,040
Cerner Corp.*	6,300	461,538
Colfax Corp.* (b)	4,500	214,785
Danaher Corp.	8,000	679,200
DigitalGlobe, Inc.*	2,120	72,228
DIRECTV*	7,000	595,700
eBay, Inc.* (b)	8,300	478,744
Ecolab, Inc.	6,000	686,280
Encore Capital Group, Inc.* (b)	1,567	65,171
Express Scripts Holding Co.*	5,800	503,266
Exxon Mobil Corp.	4,500	382,500
Fox Factory Holding Corp.*	5,680	87,131
Gentherm, Inc.* (b)	2,536	128,093
Hain Celestial Group, Inc.*	1,892	121,183
HeartWare International, Inc.*	645	56,612
Jack in the Box, Inc.	1,383	132,657
JPMorgan Chase & Co.	12,500	757,250
Kindred Healthcare, Inc. (b)	4,316	102,678
Las Vegas Sands Corp. (b)	8,800	484,352
Manitowoc Co., Inc. (b)	3,394	73,175
MasTec, Inc.*	9,500	183,350
MasterCard, Inc. "A"	10,300	889,817
Middleby Corp.*	1,407	144,428
Molina Healthcare, Inc.* (b)	2,427	163,313
Nielsen NV	13,000	579,410
Noble Energy, Inc.	16,000	782,400
Oaktree Capital Group LLC (b)	2,483	128,272
Oil States International, Inc.*	1,255	49,911
Omnicare, Inc.	7,000	539,420
Pacira Pharmaceuticals, Inc.*	1,043	92,670
Pall Corp.	7,600	762,964
Pfizer, Inc.	6,500	226,135
Polaris Industries, Inc. (b)	831	117,254
Praxair, Inc.	6,000	724,440
Primoris Services Corp. (b)	4,351	74,794
Providence Service Corp.*	3,304	175,508
PTC, Inc.*	1,495	54,074
Retrophin, Inc.*	5,105	122,316
Roadrunner Transportation Systems, Inc.*	3,411	86,196
Schlumberger Ltd.	7,000	584,080
Sinclair Broadcast Group, Inc. "A" (b)	3,377	106,072
Six Flags Entertainment Corp.	6,300	304,983
Tenneco, Inc.*	2,009	115,357
The Travelers Companies, Inc.	4,600	497,398
Thoratec Corp.*	3,162	132,456
TiVo, Inc.*	6,631	70,355
TriNet Group, Inc.* (b)	2,703	95,227
Tristate Capital Holdings, Inc.*	6,324	66,212
United Rentals, Inc.*	1,273	116,047
United Technologies Corp.	7,000	820,400
Urban Outfitters, Inc.* (b)	3,166	144,528
Varonis Systems, Inc.*	954	24,480
VeriFone Systems, Inc.*	3,473	121,173
WABCO Holdings, Inc.*	1,138	139,837
Waddell & Reed Financial, Inc. "A" (b)	2,206	109,285
Western Digital Corp.	1,875	170,644
Zeltiq Aesthetics, Inc.*	4,135	127,482
Zoe's Kitchen, Inc.*	1,665	55,428

(Cost $16,837,284)		20,354,959

Total Common Stocks (Cost $40,930,676)		45,884,076
Preferred Stock 0.0%
United States
Providence Service Corp.* (Cost $13,600)	136	16,304
Rights 0.0%
Philippines
GT Capital Holdings, Inc., Expiration Date 4/8/2015* (Cost $0)	20,000	0
Securities Lending Collateral 6.2%
Daily Assets Fund Institutional, 0.11% (d) (e) (Cost $2,909,735)	2,909,735	2,909,735
Cash Equivalents 2.1%
Central Cash Management Fund, 0.08% (d) (Cost $965,905)	965,905	965,905

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $44,819,916) †	105.9	49,776,020
Other Assets and Liabilities, Net	(5.9)	(2,770,008)

Net Assets	100.0	47,006,012

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $44,987,722.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $4,788,298.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,033,838 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,245,540.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $2,835,382, which is 6.0% of net assets.

(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
At March 31, 2015 the Deutsche Global Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock & Rights
Health Care	8,422,941	18.3%
Industrials	7,811,354	17.0%
Financials	6,306,538	13.7%
Consumer Staples	6,044,973	13.2%
Consumer Discretionary	5,531,919	12.1%
Information Technology	5,029,246	11.0%
Materials	3,976,930	8.7%
Energy	2,114,127	4.6%
Telecommunication Services	662,352	1.4%
Total	45,900,380	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$795,116	$—	$795,116
Bermuda	127,163	—	—	127,163
Brazil	785,693	—	—	785,693
Canada	2,898,036	—	—	2,898,036
China	—	110,389	—	110,389
Cyprus	—	7,439	—	7,439
Denmark	—	257,880	—	257,880
Finland	—	70,075	—	70,075
France	154,196	649,023	—	803,219
Germany	—	3,307,162	—	3,307,162
Hong Kong	—	445,712	—	445,712
India	186,480	—	—	186,480
Indonesia	—	772,533	—	772,533
Ireland	140,017	1,281,964	—	1,421,981
Italy	—	364,254	—	364,254
Japan	—	820,335	—	820,335
Luxembourg	—	566,074	—	566,074
Malaysia	—	442,139	—	442,139
Netherlands	672,204	661,991	—	1,334,195
Norway	—	156,315	—	156,315
Panama	496,261	—	—	496,261
Philippines	—	1,149,353	—	1,149,353
Singapore	—	104,905	—	104,905
South Africa	—	404,472	—	404,472
Spain	—	225,544	—	225,544
Sweden	—	2,322,282	—	2,322,282
Switzerland	—	1,193,069	—	1,193,069
Taiwan	—	61,433	—	61,433
Thailand	—	51,820	—	51,820
United Kingdom	—	3,847,788	—	3,847,788
United States	20,354,959	—	—	20,354,959
Preferred Stock (f)	—	—	16,304	16,304
Rights	—	—	0	0
Short-Term Investments (f)	3,875,640	—	—	3,875,640

Total	$29,690,649	$20,069,067	$16,304	$49,776,020

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Global Income Builder VIP

		Shares	Value ($)
Common Stocks 53.1%
Consumer Discretionary 6.0%
Auto Components 0.7%
Aisin Seiki Co., Ltd.		2,664	96,766
Bridgestone Corp.		7,805	313,184
Cie Generale des Etablissements Michelin		243	24,195
Delphi Automotive PLC		3,154	251,500
Denso Corp.		79	3,607
Johnson Controls, Inc.		1,959	98,812
Magna International, Inc.		2,352	125,738
Sumitomo Electric Industries Ltd.		16,605	217,933
Sumitomo Rubber Industries Ltd.		12,693	234,385
Toyota Industries Corp.		79	4,527
TRW Automotive Holdings Corp.*		1,936	202,990
Yokohama Rubber Co., Ltd.		23,087	238,385

			1,812,022
Automobiles 1.7%
Bayerische Motoren Werke (BMW) AG		1,177	147,302
Daihatsu Motor Co., Ltd.		7,600	116,366
Daimler AG (Registered) (a)		1,727	166,334
Ford Motor Co.		29,568	477,228
Fuji Heavy Industries Ltd.		5,600	186,190
General Motors Co.		14,040	526,500
Honda Motor Co., Ltd.		10,350	336,373
Isuzu Motors Ltd.		3,500	46,558
Mazda Motor Corp.		13,600	276,283
Mitsubishi Motors Corp.		23,638	213,561
Nissan Motor Co., Ltd.		46,585	475,031
Renault SA		1,890	172,245
Toyota Motor Corp.		6,190	432,010
Volkswagen AG		2,482	640,602

			4,212,583
Hotels, Restaurants & Leisure 0.4%
Carnival Corp.		4,858	232,407
Compass Group PLC		710	12,331
Dawn Holdings, Inc.* (b)		1	1,389
McDonald's Corp.		3,056	297,777
Royal Caribbean Cruises Ltd.		799	65,398
Starbucks Corp.		2,821	267,149
Yum! Brands, Inc.		1,959	154,212

			1,030,663
Household Durables 0.3%
Mohawk Industries, Inc.*		784	145,628
Persimmon PLC*		6,152	151,689
Sekisui House Ltd.		13,454	195,618
Toll Brothers, Inc.*		500	19,670
Whirlpool Corp.		446	90,119

			602,724
Leisure Products 0.1%
Hasbro, Inc. (a)		2,821	178,400
Media 1.5%
CBS Corp. "B"		1,176	71,301
Comcast Corp. "A"		6,974	393,822
Comcast Corp. Special "A" (a)		7,914	443,698
DIRECTV*		1,545	131,480
Discovery Communications, Inc. "A"*		4,200	129,192
Discovery Communications, Inc. "C"*		6,500	191,587
News Corp. "A"*		5,485	87,815
Omnicom Group, Inc.		627	48,893
Scripps Networks Interactive, Inc. "A" (a)		2,273	155,837
SES SA		5	177
Shaw Communications, Inc. "B"		7,444	167,035
Sky PLC		10,533	154,996
Thomson Reuters Corp.		4,231	171,538
Time Warner Cable, Inc.		1,254	187,950
Time Warner, Inc.		4,047	341,729
Twenty-First Century Fox, Inc. "A"		3,056	103,415
Twenty-First Century Fox, Inc. "B"		4,701	154,569
Viacom, Inc. "B"		1,881	128,472
Vivendi SA*		1,877	46,669
Walt Disney Co.		3,683	386,310
WPP PLC		4,538	102,915

			3,599,400
Multiline Retail 0.4%
Canadian Tire Corp., Ltd. "A"		157	15,994
Dollar General Corp.*		1,959	147,669
Kohl's Corp. (a)		3,291	257,521
Macy's, Inc.		2,194	142,413
Target Corp.		3,683	302,264

			865,861
Specialty Retail 0.7%
Advance Auto Parts, Inc.		1,200	179,628
AutoZone, Inc.*		314	214,198
Bed Bath & Beyond, Inc.* (a)		941	72,245
Best Buy Co., Inc.		4,800	181,392
GameStop Corp. "A" (a)		6,792	257,824
Hikari Tsushin, Inc.		1,900	123,311
Home Depot, Inc.		2,038	231,537
Lowe's Companies, Inc.		1,332	99,088
O'Reilly Automotive, Inc.*		314	67,900
The Gap, Inc.		862	37,351
TJX Companies, Inc.		1,567	109,768

			1,574,242
Textiles, Apparel & Luxury Goods 0.2%
Michael Kors Holdings Ltd.*		706	46,419
NIKE, Inc. "B"		564	56,586
Swatch Group AG (Bearer)		205	86,865
Swatch Group AG (Registered)		1,724	144,472
VF Corp.		2,642	198,969
Yue Yuen Industrial (Holdings) Ltd.		18,804	66,739

			600,050
Consumer Staples 4.6%
Beverages 0.7%
Anheuser-Busch InBev NV		450	55,046
Carlsberg AS "B"		1,729	142,771
Coca-Cola Co.		6,268	254,167
Constellation Brands, Inc. "A"*		2,100	244,041
Diageo PLC		2,821	77,784
Dr. Pepper Snapple Group, Inc.		2,586	202,949
Heineken Holding NV		1,747	120,387
Heineken NV		355	27,108
Molson Coors Brewing Co. "B"		2,899	215,831
PepsiCo, Inc.		3,567	341,077

			1,681,161
Food & Staples Retailing 1.5%
Aeon Co., Ltd.		12,615	138,586
Alimentation Couche-Tard, Inc. "B"		3,152	125,602
Casino Guichard-Perrachon SA		524	46,354
Costco Wholesale Corp.		1,332	201,791
CVS Health Corp.		4,342	448,138
Empire Co., Ltd. "A"		3,134	218,518
George Weston Ltd.		3,448	273,107
ICA Gruppen AB		4,973	166,795
J Sainsbury PLC		52,473	200,825
Koninklijke Ahold NV		4,417	87,137
Kroger Co.		3,977	304,877
Lawson, Inc.		862	59,841
Loblaw Companies Ltd.		1,756	85,849
Metro, Inc.		3,996	108,281
Seven & I Holdings Co., Ltd.		1,567	65,940
Sysco Corp.		3,761	141,902
Wal-Mart Stores, Inc.		6,112	502,712
Walgreens Boots Alliance, Inc.		2,245	190,107
Wesfarmers Ltd.		3,813	127,406
WM Morrison Supermarkets PLC		60,530	173,023
Woolworths Ltd.		4,247	95,119

			3,761,910
Food Products 1.3%
Archer-Daniels-Midland Co.		5,328	252,547
Aryzta AG*		1,318	80,760
Bunge Ltd.		3,296	271,459
Chocoladefabriken Lindt & Sprungli AG		23	123,245
ConAgra Foods, Inc.		4,466	163,143
General Mills, Inc.		4,780	270,548
Golden Agri-Resources Ltd.		312,000	96,677
Hormel Foods Corp.		2,038	115,860
Kellogg Co.		2,899	191,189
Kraft Foods Group, Inc.		2,116	184,335
McCormick & Co., Inc.		941	72,561
Mondelez International, Inc. "A"		7,679	277,135
Nestle SA (Registered)		4,850	366,172
Tate & Lyle PLC		6,434	57,008
The Hershey Co.		706	71,242
The JM Smucker Co.		1,567	181,349
Tyson Foods, Inc. "A"		7,052	270,092
Wilmar International Ltd.		61,112	144,716

			3,190,038
Household Products 0.5%
Church & Dwight Co., Inc.		1,803	154,012
Clorox Co.		784	86,546
Colgate-Palmolive Co.		2,429	168,427
Kimberly-Clark Corp.		2,038	218,290
Procter & Gamble Co.		4,566	374,138
Reckitt Benckiser Group PLC		1,733	148,525

			1,149,938
Tobacco 0.6%
Altria Group, Inc.		5,410	270,608
British American Tobacco PLC		4,589	237,092
Imperial Tobacco Group PLC		4,735	207,860
Japan Tobacco, Inc.		5,877	185,689
Lorillard, Inc.		3,134	204,807
Philip Morris International, Inc.		3,918	295,143
Reynolds American, Inc.		1,723	118,732

			1,519,931
Energy 3.3%
Energy Equipment & Services 0.3%
Baker Hughes, Inc.		2,254	143,309
Halliburton Co.		1,254	55,026
Nabors Industries Ltd.		2,100	28,665
National Oilwell Varco, Inc.		1,754	87,683
Petrofac Ltd.		18,369	259,207
Schlumberger Ltd.		2,273	189,659

			763,549
Oil, Gas & Consumable Fuels 3.0%
BG Group PLC		6,894	84,690
BP PLC		77,506	500,766
Cabot Oil & Gas Corp.		3,996	118,002
Canadian Natural Resources Ltd.		1,646	50,450
Chevron Corp.		4,780	501,804
ConocoPhillips		3,536	220,151
Enbridge, Inc.		392	18,895
Eni SpA		9,313	161,189
Exxon Mobil Corp.		4,701	399,585
HollyFrontier Corp.		7,389	297,555
Idemitsu Kosan Co., Ltd.		13,827	240,986
Imperial Oil Ltd.		6,974	278,343
JX Holdings, Inc.		73,385	281,941
Kinder Morgan, Inc.		2,935	123,446
Marathon Petroleum Corp.		3,621	370,754
Occidental Petroleum Corp.		3,469	253,237
OMV AG		1,852	50,830
Origin Energy Ltd.		152	1,303
Phillips 66		4,075	320,295
Repsol SA		5,901	109,743
Royal Dutch Shell PLC "A"		17,458	518,832
Royal Dutch Shell PLC "B"		14,953	464,531
Spectra Energy Corp.		3,448	124,714
Statoil ASA		6,006	106,118
Suncor Energy, Inc.		4,780	139,677
Tesoro Corp.		3,415	311,755
TonenGeneral Sekiyu KK		23,000	198,253
TOTAL SA (a)		5,089	253,185
TransCanada Corp.		2,273	97,198
Valero Energy Corp.		9,863	627,484

			7,225,712
Financials 13.9%
Banks 6.2%
Aozora Bank Ltd.		90,174	320,189
Australia & New Zealand Banking Group Ltd.		8,236	229,540
Banco Bilbao Vizcaya Argentaria SA		9,682	97,710
Bank Hapoalim BM		89,396	430,439
Bank Leumi Le-Israel BM*		140,917	523,001
Bank of America Corp.		18,553	285,531
Bank of East Asia Ltd.		21,938	87,392
Bank of Montreal (a)		5,328	319,289
Bank of Nova Scotia		5,646	283,247
Barclays PLC		38,749	139,039
BB&T Corp.		6,190	241,348
Bendigo & Adelaide Bank Ltd.		5,567	53,097
BNP Paribas SA		4,637	282,012
BOC Hong Kong (Holdings) Ltd.		93,627	333,065
Canadian Imperial Bank of Commerce (a)		4,075	295,422
CIT Group, Inc.		5,582	251,860
Citigroup, Inc.		7,648	394,025
Comerica, Inc.		1,097	49,508
Commerzbank AG*		10,207	140,734
Commonwealth Bank of Australia		2,037	144,543
Credit Agricole SA		14,547	213,871
Danske Bank AS		11,160	294,523
DBS Group Holdings Ltd.		20,371	301,442
Fifth Third Bancorp.		9,903	186,672
Hang Seng Bank Ltd.		2,224	40,120
HSBC Holdings PLC		57,583	490,041
Huntington Bancshares, Inc.		17,000	187,850
ING Groep NV (CVA)*		3,416	50,104
Intesa Sanpaolo SpA (RSP)		107,782	335,137
JPMorgan Chase & Co.		6,967	422,061
KeyCorp		12,301	174,182
Lloyds Banking Group PLC*		166,742	193,534
M&T Bank Corp. (a)		1,959	248,793
Mitsubishi UFJ Financial Group, Inc.		36,354	225,087
Mizrahi Tefahot Bank Ltd.*		15,580	158,172
Mizuho Financial Group, Inc. (a)		238,273	419,110
National Australia Bank Ltd.		6,869	201,107
National Bank of Canada (a)		5,205	190,027
Natixis SA		12,868	96,093
Nordea Bank AB		21,868	266,726
Oversea-Chinese Banking Corp., Ltd.		25,855	198,964
PNC Financial Services Group, Inc.		4,780	445,687
Regions Financial Corp.		31,810	300,604
Resona Holdings, Inc.		47,156	234,429
Royal Bank of Canada		4,858	292,427
Royal Bank of Scotland Group PLC*		34,496	173,525
Shinsei Bank Ltd.		74,000	147,280
Skandinaviska Enskilda Banken AB "A"		13,319	155,805
Societe Generale		6,354	307,200
Standard Chartered PLC		28,317	458,501
Sumitomo Mitsui Financial Group, Inc.		9,207	352,805
SunTrust Banks, Inc.		9,077	372,974
Svenska Handelsbanken AB "A"		1,488	67,159
Swedbank AB "A"		8,410	201,008
The Chugoku Bank Ltd.		7,600	113,629
The Toronto-Dominion Bank (a)		8,229	352,212
U.S. Bancorp.		8,070	352,417
United Overseas Bank Ltd.		9,402	157,396
Wells Fargo & Co.		10,969	596,714
Westpac Banking Corp.		6,452	193,029
Yamaguchi Financial Group, Inc.		5,021	57,828

			15,127,236
Capital Markets 0.7%
3i Group PLC		33,208	237,506
Ameriprise Financial, Inc.		627	82,037
Bank of New York Mellon Corp.		3,369	135,568
BlackRock, Inc.		314	114,874
Credit Suisse Group AG (Registered)*		13,132	353,536
Morgan Stanley		8,070	288,018
State Street Corp.		1,724	126,766
The Goldman Sachs Group, Inc.		1,097	206,203

			1,544,508
Consumer Finance 0.4%
Ally Financial, Inc.*		19,200	402,816
American Express Co.		549	42,888
Capital One Financial Corp.		3,526	277,919
Discover Financial Services		1,959	110,390

			834,013
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc. "B"*		1,534	221,387
CME Group, Inc.		2,038	193,019
EXOR SpA		778	35,308
Industrivarden AB "C"		7,547	141,836
Intercontinental Exchange, Inc.		314	73,247
Investor AB "B"		6,167	245,695
Leucadia National Corp.		627	13,976
The NASDAQ OMX Group, Inc.		1,176	59,905
Voya Financial, Inc.		4,800	206,928

			1,191,301
Insurance 5.1%
ACE Ltd.		3,526	393,114
Aegon NV		37,007	292,359
Aflac, Inc.		4,578	293,038
Ageas		3,743	134,388
Alleghany Corp.*		471	229,377
Allianz SE (Registered)		1,307	227,107
Allstate Corp.		6,582	468,441
American International Group, Inc.		7,444	407,857
Aon PLC		471	45,273
Arch Capital Group Ltd.*		2,586	159,298
Assurant, Inc.		3,134	192,459
AXA SA		10,958	276,324
Axis Capital Holdings Ltd.		5,314	274,096
Baloise Holding AG (Registered)		1,623	214,502
Chubb Corp.		3,213	324,834
CNP Assurances		6,858	119,965
Delta Lloyd NV		10,049	188,945
Direct Line Insurance Group PLC		30,764	145,445
Everest Re Group Ltd.		2,269	394,806
FNF Group		4,700	172,772
Great-West Lifeco, Inc.		4,466	129,126
Hannover Rueck SE		2,286	236,456
Hartford Financial Services Group, Inc.		6,626	277,099
Insurance Australia Group Ltd.		2,518	11,671
Intact Financial Corp.		3,134	236,111
Legal & General Group PLC		1,991	8,218
Lincoln National Corp.		4,351	250,008
Loews Corp.		5,877	239,958
Manulife Financial Corp.		4,100	69,631
Mapfre SA		24,168	88,178
Marsh & McLennan Companies, Inc.		1,097	61,531
MetLife, Inc.		6,836	345,560
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		1,302	280,976
NN Group NV*		7,530	212,941
Old Mutual PLC		11,627	38,276
PartnerRe Ltd.		3,706	423,707
Power Corp. of Canada		7,229	191,320
Power Financial Corp.		4,075	120,620
Principal Financial Group, Inc.		1,097	56,353
Progressive Corp.		4,936	134,259
Prudential Financial, Inc.		4,051	325,336
RenaissanceRe Holdings Ltd.		2,026	202,053
Sampo Oyj "A"		3,489	176,301
SCOR SE		8,888	300,202
Suncorp Group Ltd.		9,529	97,769
Swiss Life Holding AG (Registered)		1,932	477,899
Swiss Re AG		5,222	505,457
The Travelers Companies, Inc.		3,918	423,653
Tokio Marine Holdings, Inc.		4,300	162,519
Torchmark Corp.		2,821	154,929
Unum Group		7,757	261,644
W.R. Berkley Corp.		5,015	253,308
XL Group PLC		6,504	239,347
Zurich Insurance Group AG*		1,371	464,364

			12,411,180
Real Estate Investment Trusts 0.4%
AvalonBay Communities, Inc. (REIT)		800	139,400
Crown Castle International Corp. (REIT)		1,600	132,064
Dexus Property Group (REIT)		12,966	74,635
Federation Centres (REIT)		44,060	101,777
GPT Group (REIT)		19,958	69,328
H&R Real Estate Investment Trust (REIT) (Units)		5,686	104,737
HCP, Inc. (REIT)		3,600	155,556
Prologis, Inc. (REIT)		3,100	135,036
RioCan Real Estate Investment Trust (REIT)		4,858	111,118

			1,023,651
Real Estate Management & Development 0.5%
CK Hutchison Holdings Ltd.		4,670	95,599
First Capital Realty, Inc.		6,425	100,087
Henderson Land Development Co., Ltd.		14,774	103,529
New World Development Co., Ltd.		47,793	55,372
Sun Hung Kai Properties Ltd.		12,536	193,148
Swire Pacific Ltd. "A"		13,320	180,407
Swiss Prime Site AG (Registered)*		3,231	280,774
Wharf Holdings Ltd.		7,835	54,517
Wheelock & Co., Ltd.		41,103	210,080

			1,273,513
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc.		1,399	23,405
People's United Financial, Inc.		14,025	213,180

			236,585
Health Care 4.8%
Biotechnology 1.1%
Actelion Ltd. (Registered)*		584	67,619
Alexion Pharmaceuticals, Inc.*		941	163,075
Amgen, Inc.		2,283	364,938
Biogen, Inc.*		1,127	475,864
Celgene Corp.*		4,142	477,490
CSL Ltd.		4,391	307,511
Gilead Sciences, Inc.*		4,914	482,211
Regeneron Pharmaceuticals, Inc.*		500	225,740

			2,564,448
Health Care Equipment & Supplies 0.4%
Abbott Laboratories		5,642	261,394
Baxter International, Inc.		2,664	182,484
Becton, Dickinson & Co.		1,165	167,282
Medtronic PLC		3,683	287,237
Stryker Corp.		1,190	109,778
Zimmer Holdings, Inc.		549	64,518

			1,072,693
Health Care Providers & Services 1.2%
Aetna, Inc.		3,918	417,385
AmerisourceBergen Corp.		1,411	160,388
Anthem, Inc.		2,553	394,209
Cardinal Health, Inc.		1,959	176,839
CIGNA Corp.		2,508	324,636
Express Scripts Holding Co.*		3,134	271,937
HCA Holdings, Inc.*		1,213	91,254
Humana, Inc.		894	159,150
Laboratory Corp. of America Holdings*		862	108,690
McKesson Corp.		1,019	230,498
Omnicare, Inc.		941	72,513
Quest Diagnostics, Inc.		2,331	179,137
UnitedHealth Group, Inc.		3,201	378,646

			2,965,282
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.		2,038	273,785
Pharmaceuticals 2.0%
AbbVie, Inc.		2,741	160,458
Actavis PLC*		1,387	412,799
AstraZeneca PLC		1,718	117,786
Bristol-Myers Squibb Co.		3,369	217,301
Eli Lilly & Co.		3,213	233,424
GlaxoSmithKline PLC		11,399	261,036
Jazz Pharmaceuticals PLC*		1,100	190,069
Johnson & Johnson		3,605	362,663
Mallinckrodt PLC* (a)		2,800	354,620
Merck & Co., Inc.		5,563	319,761
Mylan NV*		1,176	69,796
Novartis AG (Registered)		3,719	367,769
Novo Nordisk AS ''B"		3,854	206,214
Perrigo Co. PLC		392	64,896
Pfizer, Inc.		13,555	471,578
Roche Holding AG (Genusschein)		1,112	306,626
Sanofi		1,531	150,652
Teva Pharmaceutical Industries Ltd.		5,337	332,463
Valeant Pharmaceuticals International, Inc.*		1,200	237,063

			4,836,974
Industrials 5.1%
Aerospace & Defense 0.7%
BAE Systems PLC		11,961	92,734
Boeing Co.		1,489	223,469
General Dynamics Corp.		67	9,094
Honeywell International, Inc.		2,821	294,259
L-3 Communications Holdings, Inc.		281	35,347
Lockheed Martin Corp.		767	155,670
Northrop Grumman Corp.		938	150,981
Precision Castparts Corp.		627	131,670
Raytheon Co.		2,664	291,042
Rockwell Collins, Inc.		941	90,854
Thales SA		506	28,086
United Technologies Corp.		2,586	303,079

			1,806,285
Air Freight & Logistics 0.2%
FedEx Corp.		784	129,713
Royal Mail PLC		23,937	155,526
United Parcel Service, Inc. "B"		1,176	114,001

			399,240
Airlines 0.8%
American Airlines Group, Inc.		1,500	79,170
ANA Holdings, Inc. (a)		59,000	158,174
Cathay Pacific Airways Ltd.		62,791	145,062
Delta Air Lines, Inc.		6,644	298,714
Deutsche Lufthansa AG (Registered)		22,684	319,003
easyJet PLC		3,918	109,335
Japan Airlines Co., Ltd.		9,500	296,106
Singapore Airlines Ltd.		6,474	56,368
Southwest Airlines Co.		6,653	294,728
United Continental Holdings, Inc.*		4,209	283,055

			2,039,715
Building Products 0.0%
Congoleum Corp.*		3,800	0
Commercial Services & Supplies 0.2%
G4S PLC		30	131
Quad Graphics, Inc.		13	299
Republic Services, Inc.		5,171	209,736
Tyco International PLC		2,351	101,234
Waste Management, Inc.		2,194	118,981

			430,381
Electrical Equipment 0.2%
ABB Ltd. (Registered)*		8,638	183,272
AMETEK, Inc.		1,332	69,983
Eaton Corp. PLC		421	28,603
Emerson Electric Co.		2,273	128,697

			410,555
Industrial Conglomerates 0.5%
3M Co.		824	135,919
Danaher Corp.		2,664	226,173
General Electric Co.		9,038	224,233
Hutchison Whampoa Ltd.		18,021	249,050
Keppel Corp., Ltd.		21,000	137,355
Roper Industries, Inc.		862	148,264
Sembcorp Industries Ltd.		21,938	67,272
Siemens AG (Registered)		1,248	135,114

			1,323,380
Machinery 0.4%
AGCO Corp. (a)		3,761	179,174
Caterpillar, Inc.		862	68,986
Deere & Co.		2,096	183,798
Illinois Tool Works, Inc.		549	53,330
PACCAR, Inc.		1,254	79,177
Schindler Holding AG (Registered)		503	82,230
SKF AB "B"		29	749
Stanley Black & Decker, Inc.		1,332	127,019
Yangzijiang Shipbuilding Holdings Ltd.		286,107	263,278

			1,037,741
Marine 0.5%
A P Moller-Maersk AS "A" (a)		219	445,048
A P Moller-Maersk AS "B"		186	388,949
Mitsui O.S.K Lines Ltd.		40,000	135,993
Nippon Yusen Kabushiki Kaisha		83,050	239,410

			1,209,400
Professional Services 0.1%
Adecco SA (Registered)*		393	32,739
Nielsen NV		4,145	184,743

			217,482
Road & Rail 0.4%
Canadian National Railway Co.		236	15,804
CSX Corp.		3,840	127,181
East Japan Railway Co.		1,097	88,086
MTR Corp., Ltd.		27,814	131,777
Norfolk Southern Corp.		862	88,717
Union Pacific Corp.		2,194	237,632
West Japan Railway Co.		3,761	197,484

			886,681
Trading Companies & Distributors 1.1%
ITOCHU Corp.		41,839	453,640
Marubeni Corp. (a)		100,549	581,752
Mitsubishi Corp.		23,428	472,293
Mitsui & Co., Ltd.		39,851	535,388
Noble Group Ltd.		193,000	128,608
Sumitomo Corp.		29,466	315,512
W.W. Grainger, Inc. (a)		627	147,853

			2,635,046
Information Technology 6.4%
Communications Equipment 0.8%
Cisco Systems, Inc.		17,899	492,670
Harris Corp.		1,569	123,575
Juniper Networks, Inc.		7,764	175,311
Motorola Solutions, Inc.		2,990	199,343
Nokia Oyj		19,776	151,068
QUALCOMM, Inc.		8,070	559,574
Telefonaktiebolaget LM Ericsson "B"		19,294	242,137

			1,943,678
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"		1,568	92,402
Arrow Electronics, Inc.*		2,528	154,587
Avnet, Inc.		6,660	296,370
Corning, Inc.		9,440	214,099
Flextronics International Ltd.*		14,608	185,156
Hitachi Ltd.		5,485	37,500
Murata Manufacturing Co., Ltd.		706	97,266
TE Connectivity Ltd.		4,388	314,269

			1,391,649
Internet Software & Services 0.6%
eBay, Inc.*		2,942	169,695
Facebook, Inc. "A"*		5,469	449,634
Google, Inc. "A"*		792	439,322
Google, Inc. "C"*		484	265,232
LinkedIn Corp. "A"*		127	31,732
VeriSign, Inc.* (a)		521	34,891

			1,390,506
IT Services 1.9%
Accenture PLC "A"		4,075	381,787
Alliance Data Systems Corp.*		549	162,641
AtoS		1,677	115,146
Automatic Data Processing, Inc.		3,232	276,789
CGI Group, Inc. "A"*		4,701	199,390
Cognizant Technology Solutions Corp. "A"*		3,291	205,326
Computer Sciences Corp.		3,840	250,675
Fidelity National Information Services, Inc.		5,798	394,612
Fiserv, Inc.*		3,761	298,623
Fujitsu Ltd.		26,000	177,461
International Business Machines Corp.		3,056	490,488
Itochu Techno-Solutions Corp.		1,254	26,011
MasterCard, Inc. "A"		3,134	270,746
Nomura Research Institute Ltd.		1,803	67,863
Paychex, Inc.		3,056	151,623
Total System Services, Inc.		5,250	200,288
Vantiv, Inc. "A"*		3,369	127,011
Visa, Inc. "A" (a)		4,184	273,676
Western Union Co. (a)		12,458	259,251
Xerox Corp.		22,704	291,746

			4,621,153
Semiconductors & Semiconductor Equipment 0.7%
Analog Devices, Inc.		2,586	162,918
ASML Holding NV		15	1,528
Avago Technologies Ltd.		1,646	209,009
Broadcom Corp. "A"		1,409	61,003
Intel Corp.		10,673	333,745
KLA-Tencor Corp.		456	26,580
Lam Research Corp.		64	4,495
Marvell Technology Group Ltd.		4,623	67,958
Maxim Integrated Products, Inc.		4,388	152,746
Microchip Technology, Inc.		3,291	160,930
Micron Technology, Inc.*		16,693	452,881
Texas Instruments, Inc.		1,646	94,127

			1,727,920
Software 0.9%
Activision Blizzard, Inc.		10,127	230,136
ANSYS, Inc.*		784	69,141
CA, Inc.		7,236	235,966
Intuit, Inc.		1,034	100,257
Microsoft Corp.		10,949	445,131
Nexon Co., Ltd.		3,794	40,450
NICE Systems Ltd.		2,086	127,493
Nuance Communications, Inc.*		11,800	169,330
Oracle Corp.		6,713	289,666
SAP SE		751	54,534
Symantec Corp.		8,041	187,878
Synopsys, Inc.*		5,407	250,452
The Sage Group PLC		1,325	9,170
VMware, Inc. "A"*		784	64,296

			2,273,900
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.		5,178	644,299
Canon, Inc.		6,974	246,627
EMC Corp.		8,058	205,962
Hewlett-Packard Co.		9,206	286,859
NetApp, Inc.		2,586	91,700
Ricoh Co., Ltd.		26,547	289,338
Seagate Technology PLC		3,683	191,626
Western Digital Corp.		1,959	178,289

			2,134,700
Materials 2.0%
Chemicals 0.8%
Ashland, Inc.		862	109,741
BASF SE		8	796
Celanese Corp. "A"		5,200	290,472
CF Industries Holdings, Inc.		236	66,949
Dow Chemical Co.		3,784	181,556
E.I. du Pont de Nemours & Co.		1,489	106,419
Ecolab, Inc.		392	44,837
GEO Specialty Chemicals, Inc.*		19,324	13,987
Israel Chemicals Ltd.		17,163	122,016
LyondellBasell Industries NV "A"		2,873	252,249
Mitsubishi Gas Chemical Co., Inc.		54,000	266,456
Monsanto Co.		1,019	114,678
Praxair, Inc.		549	66,286
Solvay SA		986	142,612
Sumitomo Chemical Co., Ltd.		41,000	211,101
Syngenta AG (Registered)		306	104,081

			2,094,236
Construction Materials 0.1%
Fletcher Building Ltd.		8,805	55,369
Holcim Ltd. (Registered)*		1,198	89,501

			144,870
Containers & Packaging 0.1%
Rock-Tenn Co. "A"		2,356	151,962
Metals & Mining 0.9%
Alcoa, Inc.		11,400	147,288
Anglo American PLC		6,850	101,942
Barrick Gold Corp.		15,984	174,789
BHP Billiton Ltd.		1,942	45,228
BHP Billiton PLC		3,311	71,888
Boliden AB		19,348	384,180
Glencore PLC*		32,398	136,395
Goldcorp, Inc.		5,485	99,259
JFE Holdings, Inc.		3,600	79,545
Mitsubishi Materials Corp.		18,804	63,280
Newmont Mining Corp.		7,983	173,311
Nippon Steel & Sumitomo Metal Corp.		53,000	133,586
Nucor Corp.		4,075	193,685
Rio Tinto PLC		3,478	142,083
Silver Wheaton Corp.		9,011	171,177
Sumitomo Metal Mining Co., Ltd.		15,000	219,576

			2,337,212
Paper & Forest Products 0.1%
International Paper Co.		2,874	159,478
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.5%
AT&T, Inc.		18,726	611,404
BCE, Inc. (a)		7,365	311,801
Belgacom SA		1,992	69,761
BT Group PLC		57,981	375,650
CenturyLink, Inc.		5,691	196,624
Deutsche Telekom AG (Registered)		10,731	196,494
Elisa Oyj (a)		800	20,121
HKT Trust & HKT Ltd. (Units)		147,000	189,187
Inmarsat PLC		11,052	151,625
Nippon Telegraph & Telephone Corp.		10,383	639,813
Orange SA		11,104	178,650
PCCW Ltd.		254,633	155,168
Singapore Telecommunications Ltd.		76,045	241,945
Spark New Zealand Ltd.		56,978	126,498
Swisscom AG (Registered)		606	351,993
TDC AS		33,026	236,576
Telecom Italia SpA (RSP)		248,767	233,954
Telefonica SA		14,181	201,791
Telenor ASA		8,848	178,822
TeliaSonera AB		52,444	333,272
Telstra Corp., Ltd.		66,244	317,911
TELUS Corp.		7,287	242,047
Verizon Communications, Inc.		10,902	530,164

			6,091,271
Wireless Telecommunication Services 0.4%
KDDI Corp.		14,340	324,889
Millicom International Cellular SA (SDR)		1,478	106,886
NTT DoCoMo, Inc.		16,169	280,936
Rogers Communications, Inc. "B"		6,503	217,699
SoftBank Corp.		471	27,379
Vodafone Group PLC		36,381	118,895

			1,076,684
Utilities 4.1%
Electric Utilities 2.1%
American Electric Power Co., Inc.		4,388	246,825
Cheung Kong Infrastructure Holdings Ltd.		51,556	443,774
CLP Holdings Ltd.		36,469	317,755
Duke Energy Corp.		5,407	415,149
E.ON SE		3,110	46,337
Edison International		3,056	190,908
EDP - Energias de Portugal SA		53,479	200,283
Electricite de France SA		10,019	240,645
Enel SpA		13,335	60,065
Entergy Corp.		2,971	230,223
Eversource Energy		3,369	170,202
Exelon Corp.		10,603	356,367
FirstEnergy Corp.		4,936	173,056
Fortum Oyj		7,154	149,959
Iberdrola SA		14,717	94,843
NextEra Energy, Inc.		2,743	285,409
OGE Energy Corp.		6,660	210,523
Pepco Holdings, Inc.		5,200	139,516
Pinnacle West Capital Corp.		2,555	162,881
Power Assets Holdings Ltd.		6,747	68,604
PPL Corp.		6,112	205,730
Southern Co.		6,245	276,529
SSE PLC		7,389	164,118
Xcel Energy, Inc.		6,738	234,550

			5,084,251
Gas Utilities 0.1%
Enagas SA		22	630
Osaka Gas Co., Ltd.		31,000	129,810
Tokyo Gas Co., Ltd.		22,000	138,554

			268,994
Independent Power & Renewable Eletricity Producers 0.3%
AES Corp.		19,014	244,330
Calpine Corp.*		15,500	354,485
Electric Power Development Co., Ltd.		2,602	87,791
Meridian Energy Ltd.		37,409	56,568

			743,174
Multi-Utilities 1.5%
AGL Energy Ltd.		20,375	235,490
Alliant Energy Corp.		2,508	158,004
Ameren Corp.		5,955	251,301
Atco Ltd. "I"		3,000	106,873
CenterPoint Energy, Inc.		8,900	181,649
Centrica PLC		42,247	158,464
CMS Energy Corp.		2,664	93,000
Consolidated Edison, Inc.		4,310	262,910
Dominion Resources, Inc.		3,291	233,233
DTE Energy Co.		2,194	177,034
GDF Suez		5,853	115,816
Integrys Energy Group, Inc.		3,045	219,301
National Grid PLC		19,631	250,983
NiSource, Inc.		2,150	94,944
PG&E Corp.		6,738	357,586
Public Service Enterprise Group, Inc.		5,720	239,782
SCANA Corp. (a)		3,605	198,239
Sempra Energy		1,567	170,834
Wisconsin Energy Corp. (a)		5,132	254,034

			3,759,477
Water Utilities 0.1%
American Water Works Co., Inc.		2,803	151,951

Total Common Stocks (Cost $114,099,786)			129,066,325
Preferred Stocks 0.7%
Consumer Discretionary 0.7%
Bayerische Motoren Werke (BMW) AG		4,148	384,091
Porsche Automobil Holding SE		7,216	708,346
Volkswagen AG		1,914	509,339

			1,601,776
Financials 0.0%
Ally Financial, Inc. Series G, 144A, 7.0%		38	39,003

Total Preferred Stocks (Cost $1,434,243)			1,640,779
Rights 0.0%
Consumer Staples 0.0%
Safeway Casa Ley *		7,499	7,611
Safeway PDC LLC *		7,499	366

			7,977
Financials 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 4/14/2015*		9,682	1,395
Telecommunication Services 0.0%
Telefonica SA, Expiration Date 4/10/2015*		14,181	2,287

Total Rights (Cost $9,348)			11,659
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $30,283)		170	1,195

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 23.6%
Consumer Discretionary 3.5%
Ally Financial, Inc.:
3.25%, 2/13/2018		105,000	103,950
4.125%, 3/30/2020		85,000	84,469
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	115,775
7.0%, 5/20/2022		195,000	209,137
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		50,000	47,000
APX Group, Inc., 6.375%, 12/1/2019		50,000	49,750
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		80,000	85,200
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		80,000	72,800
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		135,000	134,325
5.5%, 4/1/2023		50,000	51,438
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		80,000	85,781
5.165%, 8/1/2044		100,000	110,270
Block Communications, Inc., 144A, 7.25%, 2/1/2020		20,000	20,350
CCO Holdings LLC, 7.375%, 6/1/2020		10,000	10,688
CCOH Safari LLC, 5.75%, 12/1/2024		140,000	144,200
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		385,000	384,519
144A, 6.375%, 9/15/2020		285,000	300,319
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		65,000	67,438
Series B, 6.5%, 11/15/2022		370,000	389,425
Series A, 7.625%, 3/15/2020		10,000	10,350
Series B, 7.625%, 3/15/2020		255,000	268,387
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,063
Columbus International, Inc., 144A, 7.375%, 3/30/2021		250,000	262,812
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		50,000	49,000
D.R. Horton, Inc., 4.0%, 2/15/2020		35,000	35,490
Dana Holding Corp., 5.5%, 12/15/2024		80,000	82,400
Delphi Corp., 5.0%, 2/15/2023		70,000	75,075
DISH DBS Corp.:
4.25%, 4/1/2018		70,000	70,350
5.0%, 3/15/2023		715,000	695,194
7.875%, 9/1/2019		270,000	301,725
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		145,000	151,887
144A, 5.75%, 3/1/2023		122,500	128,931
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		95,000	95,237
Harron Communications LP, 144A, 9.125%, 4/1/2020		45,000	49,275
HD Supply, Inc., 11.5%, 7/15/2020		130,000	150,312
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		40,000	43,300
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (a)		250,000	247,500
11.25%, 3/1/2021		70,000	71,575
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		40,000	38,800
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		90,000	95,850
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		40,000	42,150
Mediacom Broadband LLC, 6.375%, 4/1/2023		35,000	36,750
MGM Resorts International:
6.625%, 12/15/2021		250,000	267,031
6.75%, 10/1/2020		130,000	139,425
8.625%, 2/1/2019		240,000	273,600
Numericable-SFR:
144A, 6.0%, 5/15/2022		200,000	202,500
144A, 6.25%, 5/15/2024		350,000	354,375
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		45,000	47,700
Quebecor Media, Inc., 5.75%, 1/15/2023		50,000	51,500
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		845,000	946,400
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		35,000	35,131
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		55,000	57,888
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		60,000	62,550
Springs Industries, Inc., 6.25%, 6/1/2021		85,000	83,938
Starz LLC, 5.0%, 9/15/2019		40,000	41,100
Suburban Propane Partners LP, 5.75%, 3/1/2025		50,000	51,000
Time Warner Cable, Inc., 7.3%, 7/1/2038		45,000	60,661
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		50,000	48,813
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		200,000	209,260
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		50,000	55,625

			8,462,744
Consumer Staples 0.9%
Cencosud SA, 144A, 4.875%, 1/20/2023		250,000	247,681
Chiquita Brands International, Inc., 7.875%, 2/1/2021		20,000	21,900
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		160,000	154,200
144A, 6.75%, 1/1/2020		80,000	82,800
JBS Investments GmbH, 144A, 7.75%, 10/28/2020		250,000	264,375
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		145,000	153,156
144A, 8.25%, 2/1/2020		370,000	393,125
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	94,500
Minerva Luxembourg SA:
144A, 7.75%, 1/31/2023		250,000	246,250
144A, 12.25%, 2/10/2022		250,000	277,500
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		55,000	56,237
Smithfield Foods, Inc., 6.625%, 8/15/2022		5,000	5,350
The WhiteWave Foods Co., 5.375%, 10/1/2022		80,000	86,000
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020 (a)		200,000	58,900

			2,141,974
Energy 3.6%
Afren PLC, 144A, 10.25%, 4/8/2019		340,000	158,100
Antero Resources Corp.:
5.125%, 12/1/2022		140,000	134,400
5.375%, 11/1/2021		60,000	58,200
144A, 5.625%, 6/1/2023 (a)		55,000	54,450
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		30,000	27,525
144A, 5.625%, 6/1/2024		35,000	32,025
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		50,000	38,875
6.75%, 11/1/2020		50,000	40,625
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		110,000	79,200
California Resources Corp.:
144A, 5.0%, 1/15/2020		60,000	54,150
144A, 5.5%, 9/15/2021		143,000	126,870
144A, 6.0%, 11/15/2024		50,000	43,875
Chaparral Energy, Inc., 7.625%, 11/15/2022		85,000	56,950
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (a)		140,000	136,500
6.125%, 2/15/2021		20,000	20,250
6.625%, 8/15/2020		70,000	72,275
Concho Resources, Inc., 5.5%, 4/1/2023		130,000	130,962
Continental Resources, Inc., 3.8%, 6/1/2024		170,000	156,696
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		25,000	25,250
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	222,477
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		600,000	603,624
Ecopetrol SA, 5.875%, 5/28/2045		500,000	465,225
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		85,000	82,025
EP Energy LLC, 6.875%, 5/1/2019		15,000	15,375
EV Energy Partners LP, 8.0%, 4/15/2019		385,000	350,350
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		200,000	154,000
Halcon Resources Corp., 8.875%, 5/15/2021		225,000	156,375
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		65,000	61,100
Holly Energy Partners LP, 6.5%, 3/1/2020		10,000	9,850
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		80,000	65,600
Kinder Morgan, Inc.:
3.05%, 12/1/2019		145,000	146,439
5.55%, 6/1/2045		90,000	94,893
Laredo Petroleum, Inc., 6.25%, 3/15/2023		85,000	84,787
Linn Energy LLC, 6.25%, 11/1/2019		145,000	114,550
MEG Energy Corp., 144A, 7.0%, 3/31/2024		435,000	409,987
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		65,000	61,100
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		85,000	91,162
Newfield Exploration Co., 5.375%, 1/1/2026		40,000	40,405
Noble Holding International Ltd., 4.0%, 3/16/2018		10,000	10,055
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		140,000	124,250
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		200,000	171,980
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		190,000	185,250
6.875%, 1/15/2023		70,000	67,900
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020 (a)		600,000	480,600
ONEOK Partners LP, 4.9%, 3/15/2025		40,000	40,473
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019 (a)		400,000	264,000
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		200,000	132,000
Petroleos Mexicanos, 144A, 5.625%, 1/23/2046		200,000	203,000
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		200,000	113,500
Regency Energy Partners LP, 5.0%, 10/1/2022		45,000	46,800
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	274,737
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		15,000	15,000
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		165,000	165,825
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		175,000	176,148
144A, 5.625%, 3/1/2025		90,000	88,987
5.75%, 5/15/2024		200,000	201,000
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (a)		347,467	210,044
SESI LLC, 7.125%, 12/15/2021		205,000	207,050
Seventy Seven Energy, Inc., 6.5%, 7/15/2022		15,000	6,825
Sunoco LP, 144A, 6.375%, 4/1/2023 (d)		40,000	41,200
Talisman Energy, Inc., 3.75%, 2/1/2021		120,000	118,073
Talos Production LLC, 144A, 9.75%, 2/15/2018		95,000	66,500
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		30,000	29,850
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		95,000	98,562
Transocean, Inc., 3.8%, 10/15/2022 (a)		370,000	269,985
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		55,000	44,413
Whiting Petroleum Corp.:
5.75%, 3/15/2021		75,000	74,437
144A, 6.25%, 4/1/2023 (a)		125,000	124,375
Williams Partners LP, 6.125%, 7/15/2022		15,000	15,893

			8,745,214
Financials 2.8%
AerCap Ireland Capital Ltd., 144A, 3.75%, 5/15/2019		80,000	80,375
American International Group, Inc., 4.375%, 1/15/2055		95,000	95,742
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	207,000
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		700,000	603,281
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	88,358
Barclays Bank PLC, 7.625%, 11/21/2022		250,000	292,656
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		250,000	259,062
144A, 6.008%, 5/17/2022		500,000	525,000
144A, 6.75%, 9/30/2022		150,000	169,605
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		255,000	259,261
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		250,000	272,916
CIT Group, Inc.:
5.0%, 5/15/2017		935,000	961,591
5.25%, 3/15/2018		10,000	10,350
Corpbanca SA, 144A, 3.875%, 9/22/2019		250,000	250,080
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	512,500
E*TRADE Financial Corp., 4.625%, 9/15/2023		55,000	55,963
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		100,000	104,630
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		230,000	244,812
HSBC Holdings PLC:
5.625%, 12/29/2049 (a)		255,000	257,391
6.375%, 12/29/2049		30,000	30,638
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	101,500
6.25%, 5/15/2019		410,000	447,925
8.75%, 3/15/2017		40,000	44,200
Legg Mason, Inc., 5.625%, 1/15/2044		75,000	88,829
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		235,000	268,625
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		40,000	43,308
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		135,000	146,997
Navient Corp., 5.5%, 1/25/2023 (a)		125,000	119,063
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		10,000	10,425
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		130,000	136,968
Popular, Inc., 7.0%, 7/1/2019		50,000	50,250
Wells Fargo & Co., 3.0%, 2/19/2025		65,000	65,280

			6,804,581
Health Care 1.9%
Actavis Funding SCS, 4.75%, 3/15/2045		5,000	5,314
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		10,000	10,425
Biomet, Inc.:
6.5%, 8/1/2020		85,000	90,100
6.5%, 10/1/2020		25,000	26,250
Community Health Systems, Inc.:
5.125%, 8/15/2018		290,000	299,062
6.875%, 2/1/2022 (a)		620,000	662,625
7.125%, 7/15/2020		170,000	180,200
Endo Finance LLC:
144A, 5.375%, 1/15/2023		80,000	79,800
144A, 6.0%, 2/1/2025		55,000	56,650
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		10,000	10,855
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018 (a)		10,000	11,150
HCA, Inc.:
5.25%, 4/15/2025		20,000	21,600
5.375%, 2/1/2025		75,000	78,656
6.5%, 2/15/2020		880,000	990,880
7.5%, 2/15/2022		725,000	845,531
Hologic, Inc., 6.25%, 8/1/2020		40,000	41,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		60,000	62,475
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		110,000	104,775
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		90,000	94,950
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		14,000	14,875
Tenet Healthcare Corp., 6.25%, 11/1/2018		230,000	249,263
Valeant Pharmaceuticals International, 144A, 6.375%, 10/15/2020		90,000	93,488
Valeant Pharmaceuticals International, Inc., 144A, 7.5%, 7/15/2021		450,000	486,702
VRX Escrow Corp.:
144A, 5.375%, 3/15/2020		105,000	105,919
144A, 5.875%, 5/15/2023		95,000	97,375
144A, 6.125%, 4/15/2025		15,000	15,525

			4,735,945
Industrials 2.1%
ADT Corp.:
3.5%, 7/15/2022 (a)		50,000	45,500
5.25%, 3/15/2020		130,000	134,550
6.25%, 10/15/2021		45,000	47,925
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		70,000	67,550
Belden, Inc., 144A, 5.5%, 9/1/2022		85,000	87,125
Bombardier, Inc.:
144A, 5.5%, 9/15/2018		25,000	24,969
144A, 5.75%, 3/15/2022		328,000	309,140
144A, 7.5%, 3/15/2025		30,000	29,606
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021 (a)		35,000	35,000
DP World Ltd., 144A, 6.85%, 7/2/2037		250,000	283,022
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	159,400
FTI Consulting, Inc., 6.0%, 11/15/2022		50,000	52,564
Gates Global LLC, 144A, 6.0%, 7/15/2022		65,000	61,344
GenCorp, Inc., 7.125%, 3/15/2021		120,000	128,400
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		100,000	104,000
Masonite International Corp., 144A, 5.625%, 3/15/2023		60,000	61,500
Meritor, Inc., 6.75%, 6/15/2021		55,000	56,925
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		500,000	527,500
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		450,000	419,625
Noble Group Ltd., 144A, 6.625%, 8/5/2020		250,000	250,250
Nortek, Inc., 8.5%, 4/15/2021		155,000	165,850
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		186,020	144,575
Oshkosh Corp., 144A, 5.375%, 3/1/2025		10,000	10,300
Ply Gem Industries, Inc., 6.5%, 2/1/2022		60,000	57,000
SBA Communications Corp., 5.625%, 10/1/2019		50,000	52,725
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		200,000	201,200
Titan International, Inc., 6.875%, 10/1/2020		100,000	86,625
TransDigm, Inc.:
6.0%, 7/15/2022		210,000	210,000
7.5%, 7/15/2021		275,000	295,625
United Rentals North America, Inc.:
4.625%, 7/15/2023		45,000	45,506
6.125%, 6/15/2023		10,000	10,588
7.375%, 5/15/2020		25,000	27,016
7.625%, 4/15/2022		620,000	678,280
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		95,000	101,412
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		95,000	100,581

			5,073,178
Information Technology 1.3%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		30,000	31,350
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		330,000	351,450
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		60,000	62,100
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		15,000	15,863
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		100,000	91,500
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		55,000	54,313
CDW LLC:
6.0%, 8/15/2022		90,000	96,610
8.5%, 4/1/2019		242,000	252,285
CyrusOne LP, 6.375%, 11/15/2022		25,000	26,563
EarthLink Holdings Corp., 7.375%, 6/1/2020		70,000	71,750
Equinix, Inc., 5.375%, 4/1/2023		175,000	181,650
First Data Corp.:
144A, 6.75%, 11/1/2020		237,000	252,405
144A, 7.375%, 6/15/2019		725,000	757,625
Infor U.S., Inc., 144A, 6.5%, 5/15/2022 (d)		40,000	41,000
KLA-Tencor Corp., 4.65%, 11/1/2024		200,000	210,046
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		90,000	91,575
NXP BV, 144A, 3.75%, 6/1/2018		90,000	91,800
Open Text Corp., 144A, 5.625%, 1/15/2023		75,000	77,812
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		40,000	40,100
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		250,000	267,213
VeriSign, Inc., 144A, 5.25%, 4/1/2025		40,000	40,800

			3,105,810
Materials 2.2%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		200,000	205,911
144A, 4.125%, 9/27/2022		215,000	215,764
Berry Plastics Corp., 5.5%, 5/15/2022		320,000	328,800
Cascades, Inc., 144A, 5.5%, 7/15/2022		50,000	50,750
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	212,500
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		110,000	112,200
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022 (a)		70,000	70,875
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		61,000	56,425
144A, 7.0%, 2/15/2021		111,000	102,397
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017 (a)		195,000	192,075
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	50,920
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		425,000	388,875
8.875%, 2/1/2018		90,000	79,425
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	43,600
Novelis, Inc., 8.75%, 12/15/2020		955,000	1,023,044
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		70,000	71,225
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		80,000	83,600
Polymer Group, Inc., 7.75%, 2/1/2019		229,000	237,587
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		1,145,000	1,183,644
Sealed Air Corp., 144A, 8.375%, 9/15/2021		10,000	11,250
Tronox Finance LLC, 6.375%, 8/15/2020 (a)		55,000	53,763
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	194,000
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021 (a)		200,000	181,500
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		40,000	41,500
144A, 5.625%, 10/1/2024		20,000	21,350
Yamana Gold, Inc., 4.95%, 7/15/2024		250,000	245,803

			5,458,783
Telecommunication Services 4.7%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	2,000,000	129,531
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		1,000,000	1,101,250
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		25,000	26,250
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		730,000	776,537
8.75%, 3/15/2018		206,000	211,098
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		250,000	228,750
144A, 8.25%, 9/30/2020		400,000	400,600
Frontier Communications Corp.:
6.25%, 9/15/2021 (a)		60,000	60,150
6.875%, 1/15/2025 (a)		240,000	237,600
7.125%, 1/15/2023		390,000	398,775
8.5%, 4/15/2020		290,000	325,525
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		60,000	65,100
7.625%, 6/15/2021		190,000	209,000
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		265,000	250,094
7.25%, 10/15/2020		540,000	556,200
7.5%, 4/1/2021		340,000	349,775
Intelsat Luxembourg SA:
7.75%, 6/1/2021		165,000	152,213
8.125%, 6/1/2023		25,000	23,000
Level 3 Communications, Inc., 8.875%, 6/1/2019		205,000	215,762
Level 3 Financing, Inc.:
5.375%, 8/15/2022		265,000	272,701
6.125%, 1/15/2021		100,000	104,875
7.0%, 6/1/2020		185,000	197,488
8.625%, 7/15/2020		450,000	487,687
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	195,800
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		500,000	502,250
Sprint Communications, Inc.:
6.0%, 11/15/2022		85,000	80,750
144A, 7.0%, 3/1/2020		85,000	93,713
144A, 9.0%, 11/15/2018		420,000	481,950
Sprint Corp., 7.125%, 6/15/2024		285,000	277,875
T-Mobile U.S.A., Inc., 6.625%, 11/15/2020		655,000	684,475
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		370,000	386,187
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		140,000	140,000
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		280,000	301,350
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		50,000	53,000
Windstream Corp.:
6.375%, 8/1/2023 (a)		60,000	53,850
7.5%, 4/1/2023		20,000	19,100
7.75%, 10/15/2020 (a)		1,075,000	1,100,531
7.75%, 10/1/2021		185,000	184,538
7.875%, 11/1/2017		130,000	140,888
Zayo Group LLC, 144A, 6.0%, 4/1/2023		80,000	80,400

			11,556,618
Utilities 0.6%
AES Corp.:
8.0%, 10/15/2017		6,000	6,938
8.0%, 6/1/2020		30,000	34,275
Calpine Corp.:
5.375%, 1/15/2023		85,000	85,000
5.75%, 1/15/2025		85,000	85,638
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		20,000	20,950
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	197,800
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		250,000	262,687
NGL Energy Partners LP, 5.125%, 7/15/2019		65,000	63,700
NRG Energy, Inc., 6.25%, 5/1/2024		360,000	362,700
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		70,000	68,950
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		250,000	271,825

			1,460,463

Total Corporate Bonds (Cost $58,612,326)			57,545,310
Asset-Backed 0.3%
Miscellaneous
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.878% **, 1/17/2024		250,000	250,034
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		419,585	414,111

Total Asset-Backed (Cost $660,054)			664,145
Mortgage-Backed Securities Pass-Throughs 3.1%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		7,240	8,281
Federal National Mortgage Association:
3.0%, 9/1/2042 (d)		2,200,000	2,249,500
4.5%, 9/1/2035		23,744	26,065
6.0%, 1/1/2024		26,048	29,646
6.5%, with various maturities from 5/1/2017 until 1/1/2038		4,790	5,068
Government National Mortgage Association, 3.5%, 2/1/2043 (d)		5,000,000	5,262,500

Total Mortgage-Backed Securities Pass-Throughs (Cost $7,537,022)			7,581,060
Commercial Mortgage-Backed Securities 0.4%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.175% **, 3/15/2018		120,000	120,300
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.678%, 12/25/2024		5,000,000	226,502
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	132,940
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		222,879	237,013
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		239,727	251,540

Total Commercial Mortgage-Backed Securities (Cost $973,666)			968,295
Collateralized Mortgage Obligations 1.7%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		553,297	58,413
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		657,039	83,205
"ZG", Series 4213, 3.5%, 6/15/2043		78,546	78,699
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		1,075,599	145,621
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		596,048	59,347
"SP", Series 4047, Interest Only, 6.476% ***, 12/15/2037		610,045	94,097
"H", Series 2278, 6.5%, 1/15/2031		137	153
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	123,926
"4", Series 406, Interest Only, 4.0%, 9/25/2040		197,325	33,427
"KZ", Series 2010-134, 4.5%, 12/25/2040		436,114	453,386
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		197,356	40,075
"PI", Series 2006-20, Interest Only, 6.506% ***, 11/25/2030		364,185	63,172
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN4, 4.721% **, 10/25/2024		240,000	248,199
Government National Mortgage Association:
"ZJ", Series 2013-106, 3.5%, 7/20/2043		8,060	8,060
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		586,576	58,677
"GC", Series 2010-101, 4.0%, 8/20/2040		500,000	545,268
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		600,000	91,313
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		760,564	38,087
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		106,656	13,714
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	666,765
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		148,951	26,927
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		430,228	65,265
"PZ", Series 2010-106, 4.75%, 8/20/2040		463,700	498,560
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		248,580	26,966
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		449,375	80,751
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		455,653	75,946
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		333,033	62,281
"AI", Series 2007-38, Interest Only, 6.286% ***, 6/16/2037		78,342	13,877
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		391,127	283,420

Total Collateralized Mortgage Obligations (Cost $3,764,225)			4,037,597
Government & Agency Obligations 11.3%
Sovereign Bonds 6.4%
Dominican Republic, 144A, 6.85%, 1/27/2045		100,000	105,000
Government of Canada, 2.75%, 12/1/2064	CAD	610,000	603,488
Government of Netherlands, 2.75%, 1/15/2047	EUR	1,197,000	2,032,255
Government of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	14,300,000	2,589,176
Kingdom of Norway, Series 477, REG S, 144A, 1.75%, 3/13/2025	NOK	11,600,000	1,473,497
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	2,351,649	2,797,903
Portugal Obrigacoes do Tesouro OT, REG S, 144A, 4.1%, 2/15/2045	EUR	486,000	705,336
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	100,000
144A, 7.65%, 6/15/2035		100,000	104,750
Republic of Hungary, 6.5%, 6/24/2019	HUF	16,900,000	70,179
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	900,000	1,106,623
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	720,000	206,301
Republic of Singapore, 2.75%, 4/1/2042	SGD	2,564,000	1,819,518
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	230,508
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	2,200,000	186,854
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	199,750
Republic of Turkey:
4.875%, 4/16/2043		250,000	246,875
8.5%, 7/10/2019	TRY	500,000	193,740
Republic of Uruguay, 5.1%, 6/18/2050		140,000	145,600
United Mexican States:
4.6%, 1/23/2046		300,000	306,750
Series M, 4.75%, 6/14/2018	MXN	2,000,000	131,186
Series M 10, 8.5%, 12/13/2018	MXN	2,600,000	190,682
Series M 20, 8.5%, 5/31/2029	MXN	1,000,000	79,205

			15,625,176
U.S. Government Sponsored Agency 0.4%
Federal National Mortgage Association, 3.0%, 11/15/2027		1,000,000	987,470
U.S. Treasury Obligations 4.5%
U.S. Treasury Bills:
0.0000% ****, 6/11/2015 (e)		170,000	170,000
0.0001% ****, 6/11/2015 (e)		47,000	47,000
0.01% ****, 6/11/2015 (e)		146,000	145,997
0.06% ****, 8/13/2015 (e)		1,327,000	1,326,754
0.085% ****, 6/11/2015 (e)		241,000	240,991
U.S. Treasury Bonds:
2.5%, 2/15/2045		400,000	396,312
3.125%, 8/15/2044		142,000	159,095
3.625%, 2/15/2044		176,000	215,201
5.375%, 2/15/2031		1,071,000	1,521,825
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		4,249,000	4,284,186
1.0%, 9/30/2016		1,200,000	1,210,313
1.25%, 1/31/2020		180,000	179,072
1.625%, 12/31/2019		233,000	235,967
2.25%, 11/15/2024		770,000	791,596
2.5%, 5/15/2024		170,000	178,580

			11,102,889

Total Government & Agency Obligations (Cost $27,286,951)			27,715,535
Municipal Bonds and Notes 2.3%
Arizona, State Transportation Board Highway Revenue, 5.0%, 7/1/2033		1,000,000	1,179,930
Atlanta, GA, Water & Wastewater Revenue, 5.0%, 11/1/2034		1,000,000	1,164,370
California:
State General Obligation, 5.0%, 3/1/2033		285,000	336,251
State General Obligation, 5.0%, 3/1/2032		715,000	846,853
Honolulu City & County, HI, General Obligation, Series A, 5.0%, 10/1/2035 (d)		365,000	435,051
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		323,761	333,101
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 5.0%, 8/1/2032		500,000	588,205
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033		290,000	340,141
Ventura County, CA, Community College District, 5.0%, 8/1/2030 (d)		330,000	398,693

Total Municipal Investments (Cost $5,555,473)			5,622,595
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $209,283)		209,283	398,663
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $20,715)		40,000	36,850

		Shares	Value ($)
Open-End Investment Company 4.7%
Deutsche Floating Rate Fund "Institutional" (h) (Cost $11,156,598)		1,228,635	11,278,869
Securities Lending Collateral 4.4%
Daily Assets Fund Institutional, 0.11% (h) (i) (Cost $10,522,204)		10,522,204	10,522,204
Cash Equivalents 2.5%
Central Cash Management Fund, 0.08% (h) (Cost $6,144,606)		6,144,606	6,144,606

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $248,016,783) †		108.3	263,235,687
Other Assets and Liabilities, Net		(8.3)	(20,172,491)

Net Assets		100.0	243,063,196

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

***	These securities are shown at their current rate as of March 31, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $248,471,348.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $14,764,339.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,625,025 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,860,686.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $10,057,192, which is 4.1% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	2,342	1,389	0.0

(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At March 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(g)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2015	71	9,152,344	54,044
United Kingdom Long Gilt Bond	GBP	6/26/2015	13	2,328,567	35,487
Total net unrealized depreciation					89,531

At March 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Australian Bond	AUD	6/15/2015	9	909,467	(7,190)
10 Year Canadian Government Bond	CAD	6/19/2015	51	5,747,693	(26,880)
10 Year U.S. Treasury Note	USD	6/19/2015	91	11,730,469	(74,111)
Euro-BOBL German Government Bond	EUR	6/8/2015	91	12,664,438	(21,999)
Euro-BTP Italian Government Bond	EUR	6/8/2015	32	4,837,078	(23,845)
Euro-BUXL 30 Year German Government Bond	EUR	6/8/2015	14	2,651,825	(9,552)
Euro-OAT French Government Bond	EUR	6/8/2015	41	6,879,505	(85,338)
Ultra Long U.S. Treasury Bond	USD	6/19/2015	44	7,474,500	(304,359)
Total net unrealized depreciation					(553,274)

At March 31, 2015, open written option contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (j)

Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,100,000	1	5/5/2016	23,572	(1,471)
Receive Fixed - 5.132% - Pay Floating – 3- Month LIBOR	3/17/2016 3/17/2026	2,100,000	1	3/15/2016	15,173	(179)
Receive Fixed - 5.132% - Pay Floating – 3- Month LIBOR	3/17/2016 3/17/2026	2,100,000	2	3/15/2016	24,780	(180)
Total Call Options					63,525	(1,830)

Put Options
Pay Fixed - 1.132% - Receive Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,100,000	1	3/15/2016	15,172	(6,892)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,100,000	2	3/15/2016	5,355	(6,892)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,100,000	1	5/5/2016	23,573	(89,346)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	4,900,000	3	12/2/2015	106,330	(379,411)
Pay Fixed - 2.64% - Receive Floating - 3-Month LIBOR	8/10/2015 8/10/2045	1,900,000	1	8/6/2015	17,765	(134,179)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	4,900,000	3	11/9/2015	98,245	(418,278)
Pay Fixed - 2.796% - Receive Floating - 3-Month LIBOR	6/5/2015 6/5/2045	1,900,000	2	6/3/2015	20,330	(166,430)
Pay Fixed - 2.88% - Receive Floating - 3-Month LIBOR	9/30/2015 9/30/2045	4,900,000	4	9/28/2015	102,523	(554,736)
Total Put Options					389,293	(1,756,164)

Total					452,818	(1,757,994)

(j)	Unrealized depreciation on written options on interest rate swap contracts at March 31, 2015 was $1,305,176.
At March 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

3/20/2020	135,000	5	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	23,433	21,358	2,075

(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
At March 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(32,517)	(24,229)
1/28/2015 1/28/2045	2,100,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(323,091)	(323,091)
12/16/2015 9/18/2017	700,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(4,361)	(5,139)
2/3/2015 2/3/2045	1,900,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(269,764)	(269,764)
12/16/2015 9/18/2045	4,300,000	Fixed — 2.998%	Floating — 3-Month LIBOR	(482,851)	(345,794)
12/16/2015 9/16/2025	800,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(31,452)	(26,834)
12/16/2015 9/16/2020	17,900,000	Floating — 3-Month LIBOR	Fixed — 2.214%	338,428	347,549
Total net unrealized depreciation				(647,302)

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Morgan Stanley
5	Credit Suisse
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2015 is 0.27%.
As of March 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

KRW	1,755,000,000	USD	1,595,165	4/6/2015	13,511	Morgan Stanley
PLN	820,000	USD	225,374	4/7/2015	9,024	BNP Paribas
SEK	13,413,800	CAD	2,000,000	4/7/2015	21,377	Barclays Bank PLC
AUD	4,100,000	NZD	4,275,234	4/7/2015	72,808	Australia & New Zealand Banking Group Ltd.
USD	2,151,583	NZD	2,900,000	4/7/2015	15,400	Macquarie Bank Ltd.
NZD	898,000	CAD	850,698	4/7/2015	616	The Toronto Dominion Bank
NZD	1,202,000	CAD	1,138,745	4/7/2015	872	Australia & New Zealand Banking Group Ltd.
NZD	2,900,000	USD	2,181,751	4/7/2015	14,768	Australia & New Zealand Banking Group Ltd.
NOK	20,000,000	USD	2,590,830	4/7/2015	108,116	Societe Generale
AUD	2,000,000	USD	1,538,640	4/7/2015	15,812	Australia & New Zealand Banking Group Ltd.
SEK	27,629,475	EUR	3,000,000	4/7/2015	17,569	Societe Generale
EUR	1,169,000	USD	1,350,408	4/13/2015	93,258	Citigroup, Inc.
SGD	2,541,000	USD	1,865,611	4/13/2015	14,521	Morgan Stanley
EUR	4,800,000	USD	5,423,330	4/13/2015	261,380	JPMorgan Chase Securities, Inc.
NOK	11,788,300	USD	1,567,951	4/13/2015	104,872	Citigroup, Inc.
AUD	926,000	USD	722,211	4/13/2015	17,387	Australia & New Zealand Banking Group Ltd.
USD	5,321,552	GBP	3,589,000	4/13/2015	1,981	Societe Generale
NOK	11,904,000	USD	1,481,961	4/13/2015	4,522	Societe Generale
EUR	5,766,000	USD	6,510,574	4/13/2015	309,782	Societe Generale
NZD	4,066,000	USD	3,118,729	4/13/2015	82,242	Australia & New Zealand Banking Group Ltd.
USD	2,427,329	NZD	3,277,000	4/13/2015	19,933	UBS AG
GBP	615,000	USD	947,671	4/13/2015	35,447	Citigroup, Inc.
CAD	5,176,000	USD	4,198,742	4/13/2015	112,557	Societe Generale
TRY	514,119	USD	201,013	4/20/2015	4,196	JPMorgan Chase Securities, Inc.
BRL	560,000	USD	183,216	5/11/2015	9,540	Morgan Stanley
INR	33,500,000	USD	533,439	5/11/2015	2,172	Commonwealth Bank of Australia
USD	1,191,403	ZAR	14,600,000	5/12/2015	4,481	JPMorgan Chase Securities, Inc.
ZAR	7,300,000	USD	613,905	5/12/2015	15,963	Morgan Stanley
BRL	850,000	USD	267,296	5/26/2015	4,975	BNP Paribas
BRL	850,000	USD	267,312	5/26/2015	4,992	Morgan Stanley
MXN	3,300,000	USD	217,022	5/29/2015	1,446	Barclays Bank PLC
MXN	4,970,000	USD	331,305	6/25/2015	7,213	BNP Paribas
Total unrealized appreciation					1,402,733

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	4,374,610	JPY	524,000,000	4/6/2015	(5,327)	Barclays Bank PLC
JPY	336,000,000	USD	2,801,214	4/6/2015	(464)	Morgan Stanley
NZD	4,253,094	AUD	4,100,000	4/7/2015	(56,264)	Macquarie Bank Ltd.
CAD	2,000,000	SEK	13,259,600	4/7/2015	(39,284)	Barclays Bank PLC
USD	1,575,600	AUD	2,000,000	4/7/2015	(52,771)	Australia & New Zealand Banking Group Ltd.
USD	2,692,904	NOK	21,000,000	4/7/2015	(86,054)	Barclays Bank PLC
GBP	2,328,236	EUR	3,200,000	4/7/2015	(12,559)	Morgan Stanley
USD	1,538,491	NOK	12,000,000	4/7/2015	(48,863)	Morgan Stanley
NOK	13,000,000	USD	1,608,367	4/7/2015	(5,397)	Barclays Bank PLC
USD	593,530	NZD	789,000	4/13/2015	(4,305)	Citigroup, Inc.
USD	972,887	CAD	1,232,000	4/13/2015	(286)	Societe Generale
USD	1,539,021	NOK	11,788,300	4/13/2015	(75,942)	UBS AG
USD	2,655,247	EUR	2,400,000	4/13/2015	(74,272)	Barclays Bank PLC
USD	1,034,022	CAD	1,286,451	4/13/2015	(18,435)	Citigroup, Inc.
USD	4,364,958	EUR	3,969,600	4/13/2015	(96,025)	UBS AG
SEK	10,497,000	USD	1,214,148	4/13/2015	(4,890)	Societe Generale
SEK	11,618,000	USD	1,334,996	4/13/2015	(14,226)	UBS AG
USD	1,595,089	CAD	1,902,000	4/13/2015	(93,558)	The Toronto Dominion Bank
USD	533,440	INR	33,500,000	4/22/2015	(99)	Commonwealth Bank of Australia
USD	533,439	INR	33,500,000	5/11/2015	(2,172)	Commonwealth Bank of Australia
USD	184,241	BRL	560,000	5/11/2015	(10,564)	BNP Paribas
USD	614,292	ZAR	7,300,000	5/12/2015	(16,350)	Morgan Stanley
ZAR	14,600,000	USD	1,189,283	5/12/2015	(6,601)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(724,708)

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,386,863	$5,401,982	$1,389	$14,790,234
Consumer Staples	7,852,594	2,617,268	—	10,469,862
Energy	4,757,687	3,298,846	—	8,056,533
Financials	18,401,780	16,386,161	—	34,787,941
Health Care	9,595,506	2,699,428	—	12,294,934
Industrials	6,687,892	6,528,732	0	13,216,624
Information Technology	12,194,685	1,710,971	—	13,905,656
Materials	2,332,959	2,369,635	13,987	4,716,581
Telecommunication Services	2,109,739	5,154,148	—	7,263,887
Utilities	7,047,358	2,516,715	—	9,564,073
Preferred Stocks (n)	—	1,640,779	—	1,640,779
Rights	—	3,682	7,977	11,659
Warrants	—	—	1,195	1,195
Fixed Income Investments (n)
Corporate Bonds	—	57,545,310	—	57,545,310
Asset-Backed	—	664,145	—	664,145
Mortgage-Backed Securities Pass-Throughs	—	7,581,060	—	7,581,060
Commercial Mortgage-Backed Securities	—	968,295	—	968,295
Collateralized Mortgage Obligations	—	4,037,597	—	4,037,597
Government & Agency Obligations	—	27,715,535	—	27,715,535
Municipal Bonds and Notes (n)	—	5,622,595	—	5,622,595
Convertible Bond	—	—	398,663	398,663
Preferred Security	—	36,850	—	36,850
Open-End Investment Company	11,278,869	—	—	11,278,869
Short-Term Investments (n)	16,666,810	—	—	16,666,810
Derivatives (o)
Futures Contracts	89,531	—	—	89,531
Credit Default Swap Contracts	—	2,075	—	2,075
Interest Rate Swap Contracts	—	347,549	—	347,549
Forward Foreign Currency Exchange Contracts	—	1,402,733	—	1,402,733

Total	$108,402,273	$156,252,091	$423,211	$265,077,575

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (o)
Futures Contracts	$(553,274)	$—	$—	$(553,274)
Written Options	—	(1,757,994)	—	(1,757,994)
Interest Rate Swap Contracts	—	(994,851)	—	(994,851)
Forward Foreign Currency Exchange Contracts	—	(724,708)	—	(724,708)

Total	$(553,274)	$(3,477,553)	$—	$(4,030,827)

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$2,075	$—	$—
Foreign Exchange Contracts	$—	$—	$678,025	$—
Interest Rate Contracts	$(463,743)	$(647,302)	$—	$(1,305,176)

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Government & Agency Securities VIP

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 82.7%
Federal Home Loan Mortgage Corp., 3.5%, 9/1/2042 (a)	7,000,000	7,338,516
Federal National Mortgage Association:
3.0%, 9/1/2042 (a)	5,000,000	5,112,500
3.5%, 9/1/2042 (a)	2,000,000	2,101,094
Government National Mortgage Association:
3.0%, with various maturities from 12/1/2042 until 10/20/2044 (a)	8,946,046	9,218,167
3.5%, with various maturities from 4/15/2042 until 3/20/2043 (a)	3,259,502	3,455,779
4.0%, with various maturities from 9/20/2040 until 6/20/2043	4,073,817	4,404,388
4.5%, with various maturities from 6/20/2033 until 2/20/2043	10,855,374	11,904,263
4.55%, 1/15/2041	349,750	385,986
4.625%, 5/15/2041	191,396	214,747
5.0%, with various maturities from 11/20/2032 until 4/15/2042	10,478,081	11,715,913
5.5%, with various maturities from 10/15/2032 until 7/20/2040	6,974,092	7,882,581
6.0%, with various maturities from 2/15/2034 until 2/15/2039	5,512,892	6,337,113
6.5%, with various maturities from 9/15/2036 until 2/15/2039	693,144	799,280
7.0%, with various maturities from 2/20/2027 until 11/15/2038	129,597	152,951
7.5%, 10/20/2031	6,777	8,225

Total Mortgage-Backed Securities Pass-Throughs (Cost $69,224,869)		71,031,503
Collateralized Mortgage Obligations 28.1%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	157,808	148,973
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043	1,276,853	927,184
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	88,824	5,761
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	1,035,423	89,309
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	366,896	26,483
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	529,895	44,924
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	165,503	14,231
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	135,323	12,797
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,314,078	166,410
"PZ", Series 4094, 3.0%, 8/15/2042	417,860	404,190
"CZ", Series 4113, 3.0%, 9/15/2042	378,686	374,430
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	761,176	73,569
"VZ", Series 4303, 3.5%, 8/15/2042	1,038,587	1,076,627
"DZ", Series 4199, 3.5%, 5/15/2043	249,330	260,835
"ZG", Series 4213, 3.5%, 6/15/2043	261,820	262,330
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	566,968	91,640
"KZ", Series 4328, 4.0%, 4/15/2044	198,879	202,158
"UZ", Series 4341, 4.0%, 5/15/2044	697,556	722,770
"UA", Series 4298, 4.0%, 2/15/2054	384,077	395,749
"22", Series 243, Interest Only, 4.33% *, 6/15/2021	310,394	13,755
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	70,863	480
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	16,267	89
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	116,651	15,839
"SP", Series 4047, Interest Only, 6.476% *, 12/15/2037	610,045	94,097
"A", Series 172, Interest Only, 6.5%, 1/1/2024	16,420	2,974
"DS", Series 3199, Interest Only, 6.976% *, 8/15/2036	1,697,717	329,683
"S", Series 2416, Interest Only, 7.926% *, 2/15/2032	239,707	53,892
"ST", Series 2411, Interest Only, 8.576% *, 6/15/2021	443,487	32,494
"KS", Series 2064, Interest Only, 9.976% *, 5/15/2022	232,326	50,690
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	156,986	13,857
"DZ", Series 2013-136, 3.0%, 1/25/2044	830,531	785,355
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	251,346	14,838
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	747,609	40,858
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	1,866,544	395,990
"4", Series 406, Interest Only, 4.0%, 9/25/2040	394,650	66,853
"ZB", Series 2010-136, 4.0%, 12/25/2040	219,928	224,886
"AZ", Series 2012-29, 4.0%, 4/25/2042	1,496,908	1,649,113
"HZ", Series 2013-20, 4.0%, 3/25/2043	1,569,005	1,752,725
"25", Series 351, Interest Only, 4.5%, 5/25/2019	107,447	7,068
"IN", Series 2003-49, Interest Only, 4.75%, 3/25/2018	271,602	3,522
"21", Series 334, Interest Only, 5.0%, 3/25/2018	42,245	2,274
"20", Series 334, Interest Only, 5.0%, 3/25/2018	66,862	3,557
''23", Series 339, Interest Only, 5.0%, 6/25/2018	94,233	5,166
"26", Series 381, Interest Only, 5.0%, 12/25/2020	36,707	3,137
"ZA", Series 2008-24, 5.0%, 4/25/2038	744,476	824,140
"30", Series 381, Interest Only, 5.5%, 11/25/2019	211,996	18,511
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	366,763	42,827
"PJ", Series 2004-46, Interest Only, 5.826% *, 3/25/2034	270,409	36,831
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	229,662	23,461
"101", Series 383, Interest Only, 6.5%, 9/25/2022	760,303	109,622
"SJ", Series 2007-36, Interest Only, 6.596% *, 4/25/2037	144,330	23,710
"KI", Series 2005-65, Interest Only, 6.826% *, 8/25/2035	79,805	16,637
"SA", Series G92-57, IOette, 83.21% *, 10/25/2022	27,739	52,226
Government National Mortgage Association:
"KZ", Series 2014-102, 3.5%, 7/16/2044	1,842,431	1,912,583
"ZK", Series 2014-119, 3.5%, 8/16/2044	1,530,894	1,589,060
"BI", Series 2014-22, Interest Only, 4.0%, 2/20/2029	949,155	128,468
"JY", Series 2010-20, 4.0%, 12/20/2033	2,116,915	2,254,857
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	600,000	91,313
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	139,285	8,499
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	393,020	29,431
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	271,237
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	460,435	83,236
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	602,604	72,934
"Z", Series 2010-169, 4.5%, 12/20/2040	578,635	629,082
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	325,809	61,889
"GZ", Series 2005-24, 5.0%, 3/20/2035	551,748	665,669
"ZA", Series 2005-75, 5.0%, 10/16/2035	620,708	728,676
"MZ", Series 2009-98, 5.0%, 10/16/2039	1,113,771	1,376,216
"Z", Series 2009-112, 5.0%, 11/20/2039	1,304,882	1,470,792
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	141,484	10,588
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	621,578	126,602
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	180,313	32,678
"BS", Series 2011-93, Interest Only, 5.926% *, 7/16/2041	993,791	178,040
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	245,255	43,501
"SA", Series 2012-84, Interest Only, 6.124% *, 12/20/2038	1,137,029	152,253
"QA", Series 2007-57, Interest Only, 6.324% *, 10/20/2037	236,684	40,777
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	67,461	13,646
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	457,280	97,321
"SK", Series 2003-11, Interest Only, 7.526% *, 2/16/2033	395,963	79,066

Total Collateralized Mortgage Obligations (Cost $21,243,236)		24,159,941
Government & Agency Obligations 12.7%
U.S. Government Sponsored Agency 9.5%
Federal Home Loan Bank, 1.875%, 3/13/2020	8,000,000	8,153,084
U.S. Treasury Obligations 3.2%
U.S. Treasury Bonds:
2.875%, 5/15/2043	1,500,000	1,598,204
3.375%, 5/15/2044	1,000,000	1,171,484

		2,769,688

Total Government & Agency Obligations (Cost $10,516,221)		10,922,772
Short-Term U.S. Treasury Obligation 1.2%
U.S. Treasury Bill, 0.06% **, 8/13/2015 (b) (Cost $1,044,767)	1,045,000	1,044,806

	Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	2,600,000	7,365
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	6,000,000	26,160

Total Call Options Purchased (Cost $390,446)		33,525
Put Options Purchased 0.3%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172 (Cost $203,884)	6,000,000	229,951

	Shares	Value ($)
Cash Equivalents 1.1%
Central Cash Management Fund, 0.08% (c) (Cost $952,124)	952,124	952,124

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $103,575,547) †	126.1	108,374,622
Other Assets and Liabilities, Net	(15.3)	(13,187,346)
Securities Sold Short	(10.8)	(9,270,703)

Net Assets	100.0	85,916,573

	Principal Amount ($)	Value ($)
Securities Sold Short (10.8%)
Mortgage-Backed Securities Pass-Throughs
Government National Mortgage Association, 3.0%, 12/1/2042 (a) (Proceeds $9,123,387)	8,946,046	9,270,703

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of March 31, 2015.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $94,353,710.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $4,750,209.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,801,597 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,051,388.

(a)	When-issued or delayed delivery security included.
(b)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2015 is 0.27%
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2015, open futures contracts bought were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2015	71	9,152,344	96,380
2 Year U.S. Treasury Note	USD	6/30/2015	56	12,272,750	41,021
Total net unrealized appreciation					137,401

At March 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

Ultra Long U.S. Treasury Bond	USD	6/19/2015	27	4,586,625	(41,489)

Currency Abbreviation

USD	United States Dollar
At March 31, 2015, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (d)

Call Options
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	3,000,0002	2/1/2017	216,990	(46,952)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	2,600,0001	4/20/2016	92,690	(2,675)
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,400,0001	5/5/2016	26,940	(1,681)
Receive Fixed - 5.132% - Pay Floating - 3- Month LIBOR	3/17/2016 3/17/2026	2,400,0001	3/15/2016	17,340	(205)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,400,0002	3/15/2016	28,320	(205)
Total Call Options				382,280	(51,718)

Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,400,0001	3/15/2016	17,340	(7,877)
Pay Fixed - 1.132% - Receive Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,400,0002	3/15/2016	6,120	(7,877)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,400,0001	5/5/2016	26,940	(102,110)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	1,900,0003	12/2/2015	41,230	(147,118)
Pay Fixed - 2.64% - Receive Floating - LIBOR	8/10/2015 8/10/2045	2,200,0001	8/6/2015	20,570	(155,366)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	1,900,0003	11/9/2015	38,095	(162,189)
Pay Fixed - 2.796% - Receive Floating - 3-Month LIBOR	6/5/2015 6/5/2045	2,200,0002	6/3/2015	23,540	(192,709)
Pay Fixed - 2.88% - Receive Floating - LIBOR	9/30/2015 9/30/2045	1,900,0004	9/28/2015	39,754	(215,101)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	3,000,0002	2/1/2017	216,990	(285,177)
Total Put Options				430,579	(1,275,524)

Total				812,859	(1,327,242)

(d)	Unrealized depreciation on written options on interest rate swap contracts at March 31, 2015 was $514,383.
At March 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

2/3/2015 2/3/2045	2,200,000	Fixed — 3.035%	Floating — LIBOR	(312,359)	(312,359)
1/28/2015 1/28/2045	2,400,000	Fixed — 3.087%	Floating — LIBOR	(369,247)	(369,247)
12/16/2015 9/18/2017	26,200,000	Fixed — 1.557%	Floating — LIBOR	(163,221)	(192,349)
12/16/2015 9/16/2020	2,100,000	Fixed — 2.214%	Floating — LIBOR	(39,638)	(41,704)
12/16/2015 9/16/2025	10,600,000	Fixed — 2.64%	Floating — LIBOR	(416,739)	(355,545)
12/16/2015 9/17/2035	1,000,000	Fixed — 2.938%	Floating — LIBOR	(81,294)	(60,574)
12/16/2015 9/18/2045	1,000,000	Fixed — 2.998%	Floating — LIBOR	(112,291)	(80,417)
6/17/2015 6/17/2045	8,578,000	Floating — LIBOR	Fixed — 2.5%	147,598	139,821
Total net unrealized depreciation				(1,272,374)

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Morgan Stanley

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Mortgage-Backed Securities Pass-Throughs	$—	$71,031,503	$—	$71,031,503
Collateralized Mortgage Obligations	—	24,159,941	—	24,159,941
Government & Agency Obligations	—	10,922,772	—	10,922,772
Short-Term U.S. Treasury Obligation	—	1,044,806	—	1,044,806
Short-Term Investments	952,124	—	—	952,124
Derivatives (f)
Purchased Options	—	263,476	—	263,476
Futures Contracts	137,401	—	—	137,401
Interest Rate Swap Contracts	—	139,821	—	139,821

Total	$1,089,525	$107,562,319	$—	$108,651,844

Liabilities	Level 1	Level 2	Level 3	Total
Investments Sold Short, at Value (e)	$—	$(9,270,703)	$—	$(9,270,703)
Derivatives (f)
Futures Contracts	(41,489)	—	—	(41,489)
Written Options	—	(1,327,242)	—	(1,327,242)
Interest Rate Swap Contracts	—	(1,412,195)	—	(1,412,195)

Total	$(41,489)	$(12,010,140)	$—	$(12,051,629)

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$95,912	$(1,272,374)	$(845,237)

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 89.7%
Consumer Discretionary 20.0%
Ally Financial, Inc.:
3.25%, 2/13/2018		295,000	292,050
4.125%, 3/30/2020		285,000	283,219
AMC Entertainment, Inc., 5.875%, 2/15/2022		220,000	228,250
AMC Networks, Inc., 7.75%, 7/15/2021		80,000	86,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		460,000	484,150
7.0%, 5/20/2022		350,000	375,375
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		210,000	197,400
APX Group, Inc., 6.375%, 12/1/2019		205,000	203,975
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		495,000	513,562
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		330,000	351,450
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	318,500
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025 (b)		480,000	477,600
5.5%, 4/1/2023		660,000	678,975
Block Communications, Inc., 144A, 7.25%, 2/1/2020		375,000	381,563
Cablevision Systems Corp.:
5.875%, 9/15/2022 (b)		110,000	115,225
8.0%, 4/15/2020		65,000	73,613
CCO Holdings LLC:
7.0%, 1/15/2019		120,000	124,800
7.375%, 6/1/2020		50,000	53,438
CCOH Safari LLC:
5.5%, 12/1/2022		270,000	276,075
5.75%, 12/1/2024		755,000	777,650
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		602,000	601,247
144A, 6.375%, 9/15/2020		1,215,000	1,280,306
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		250,000	259,375
Series B, 6.5%, 11/15/2022		365,000	384,162
Series A, 7.625%, 3/15/2020		110,000	113,850
Series B, 7.625%, 3/15/2020		1,115,000	1,173,537
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		20,000	20,250
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		1,875,000	1,912,500
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		375,000	367,500
Dana Holding Corp., 5.5%, 12/15/2024		180,000	185,400
DISH DBS Corp.:
4.25%, 4/1/2018		270,000	271,350
5.0%, 3/15/2023		1,225,000	1,191,067
6.75%, 6/1/2021		50,000	53,250
7.875%, 9/1/2019		270,000	301,725
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020 (b)		420,000	439,950
144A, 5.75%, 3/1/2023		350,000	368,375
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		455,000	456,137
Harron Communications LP, 144A, 9.125%, 4/1/2020		395,000	432,525
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		275,000	283,250
7.5%, 7/15/2020 (b)		95,000	101,650
11.5%, 7/15/2020		345,000	398,906
Hertz Corp., 6.75%, 4/15/2019 (b)		305,000	314,913
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		140,000	151,550
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		530,000	524,700
11.25%, 3/1/2021		280,000	286,300
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		160,000	155,200
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		50,000	51,000
144A, 7.0%, 9/1/2020		345,000	367,425
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		370,000	389,887
Mediacom Broadband LLC:
5.5%, 4/15/2021		50,000	50,500
6.375%, 4/1/2023		425,000	446,250
Mediacom LLC, 7.25%, 2/15/2022		110,000	118,250
MGM Resorts International:
6.0%, 3/15/2023 (b)		280,000	287,700
6.75%, 10/1/2020		526,000	564,135
8.625%, 2/1/2019		510,000	581,400
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	155,969
Numericable-SFR:
144A, 4.875%, 5/15/2019		520,000	517,400
144A, 6.0%, 5/15/2022		775,000	784,687
144A, 6.25%, 5/15/2024		225,000	227,813
Penske Automotive Group, Inc., 5.375%, 12/1/2024		660,000	679,800
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	330,750
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		160,000	169,600
Quebecor Media, Inc., 5.75%, 1/15/2023		205,000	211,150
Schaeffler Finance BV:
144A, 4.75%, 5/15/2023 (c)		365,000	368,650
144A, 7.75%, 2/15/2017		420,000	470,400
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		125,000	125,469
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		230,000	242,075
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		195,000	203,288
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		295,000	291,313
Starz LLC, 5.0%, 9/15/2019		175,000	179,813
Suburban Propane Partners LP, 5.75%, 3/1/2025		145,000	147,900
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		145,000	141,556
UCI International, Inc., 8.625%, 2/15/2019		310,000	280,550
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		945,000	988,753
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		140,000	149,450
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		205,000	228,063
Visant Corp., 10.0%, 10/1/2017		115,000	102,925

			28,176,566
Consumer Staples 3.0%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		90,000	98,550
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		445,000	428,869
144A, 6.75%, 1/1/2020		180,000	186,300
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		810,000	852,525
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		525,000	535,500
144A, 7.75%, 10/28/2020		405,000	428,287
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		485,000	512,281
144A, 8.25%, 2/1/2020		160,000	170,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		200,000	204,500
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		110,000	111,100
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		55,000	47,541
Smithfield Foods, Inc., 6.625%, 8/15/2022		9,000	9,630
The WhiteWave Foods Co., 5.375%, 10/1/2022		185,000	198,875
U.S. Foods, Inc., 8.5%, 6/30/2019		400,000	420,000

			4,203,958
Energy 11.0%
Antero Resources Corp.:
5.125%, 12/1/2022 (b)		330,000	316,800
5.375%, 11/1/2021		250,000	242,500
144A, 5.625%, 6/1/2023 (b)		205,000	202,950
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		70,000	64,225
144A, 5.625%, 6/1/2024		95,000	86,925
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		205,000	159,388
6.75%, 11/1/2020		680,000	552,500
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		115,000	118,163
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		215,000	154,800
8.625%, 10/15/2020		45,000	33,300
California Resources Corp.:
144A, 5.0%, 1/15/2020 (b)		140,000	126,350
144A, 5.5%, 9/15/2021		323,000	286,566
144A, 6.0%, 11/15/2024		135,000	118,463
Chaparral Energy, Inc., 7.625%, 11/15/2022		465,000	311,550
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		460,000	448,500
6.125%, 2/15/2021		50,000	50,625
6.625%, 8/15/2020		240,000	247,800
Concho Resources, Inc., 5.5%, 4/1/2023		390,000	392,886
Continental Resources, Inc., 3.8%, 6/1/2024		450,000	414,783
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		165,000	166,238
144A, 6.25%, 4/1/2023		95,000	95,950
7.75%, 4/1/2019 (b)		325,000	337,707
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		545,000	525,925
EP Energy LLC, 6.875%, 5/1/2019		330,000	338,250
EV Energy Partners LP, 8.0%, 4/15/2019		955,000	869,050
Halcon Resources Corp., 8.875%, 5/15/2021		543,000	377,385
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		195,000	183,300
Holly Energy Partners LP, 6.5%, 3/1/2020		105,000	103,425
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		185,000	151,700
Laredo Petroleum, Inc., 6.25%, 3/15/2023		295,000	294,262
Linn Energy LLC, 6.25%, 11/1/2019		140,000	110,600
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		235,000	217,375
144A, 7.0%, 3/31/2024		610,000	574,925
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		195,000	183,300
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		290,000	311,025
Newfield Exploration Co., 5.375%, 1/1/2026		155,000	156,569
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		595,000	528,062
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		610,000	594,750
6.875%, 1/15/2023		210,000	203,700
Regency Energy Partners LP:
5.0%, 10/1/2022		125,000	130,000
5.875%, 3/1/2022 (b)		25,000	27,125
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		50,000	50,000
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		460,000	462,300
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		690,000	694,526
5.625%, 4/15/2023		155,000	154,613
144A, 5.625%, 3/1/2025		255,000	252,131
5.75%, 5/15/2024		675,000	678,375
Seventy Seven Energy, Inc., 6.5%, 7/15/2022		50,000	22,750
Seventy Seven Operating LLC, 6.625%, 11/15/2019 (b)		150,000	112,125
Sunoco LP, 144A, 6.375%, 4/1/2023 (c)		140,000	144,200
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	287,000
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		70,000	69,650
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		245,000	254,187
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		145,000	117,088
Welltec AS, 144A, 8.0%, 2/1/2019		400,000	376,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		195,000	193,538
144A, 6.25%, 4/1/2023 (b)		435,000	432,825
Williams Partners LP, 6.125%, 7/15/2022		325,000	344,337

			15,455,342
Financials 2.7%
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		330,000	349,485
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		285,000	301,245
E*TRADE Financial Corp.:
4.625%, 9/15/2023		200,000	203,500
5.375%, 11/15/2022		170,000	179,350
Hellas Telecommunications Finance, 144A, 8.071% **, 7/15/2015 *	EUR	322,107	0
International Lease Finance Corp.:
3.875%, 4/15/2018		385,000	390,775
6.25%, 5/15/2019		320,000	349,600
8.75%, 3/15/2017		245,000	270,725
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		290,000	313,983
(REIT), 6.875%, 5/1/2021		295,000	317,494
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		160,000	166,800
Popular, Inc., 7.0%, 7/1/2019		145,000	145,725
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		305,000	326,350
Societe Generale SA, 144A, 7.875%, 12/29/2049		460,000	474,950

			3,789,982
Health Care 8.0%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		100,000	107,000
7.75%, 2/15/2019		500,000	521,250
Biomet, Inc.:
6.5%, 8/1/2020		355,000	376,300
6.5%, 10/1/2020		100,000	105,000
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,155,000	1,191,094
5.125%, 8/1/2021		55,000	56,650
6.875%, 2/1/2022 (b)		220,000	235,125
7.125%, 7/15/2020		1,735,000	1,839,100
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		525,000	465,937
Endo Finance LLC:
144A, 5.375%, 1/15/2023		215,000	214,463
144A, 5.75%, 1/15/2022		220,000	225,500
144A, 6.0%, 2/1/2025		150,000	154,500
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019 (b)		220,000	238,810
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	428,400
HCA, Inc.:
5.25%, 4/15/2025		50,000	54,000
5.375%, 2/1/2025		195,000	204,506
6.5%, 2/15/2020		890,000	1,002,140
7.5%, 2/15/2022		305,000	355,706
Hologic, Inc., 6.25%, 8/1/2020		200,000	207,500
IMS Health, Inc., 144A, 6.0%, 11/1/2020		250,000	260,313
LifePoint Hospitals, Inc., 5.5%, 12/1/2021		275,000	288,062
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		345,000	363,975
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		299,000	317,687
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		245,000	254,494
144A, 7.5%, 7/15/2021		1,050,000	1,135,638
VRX Escrow Corp.:
144A, 5.375%, 3/15/2020		365,000	368,194
144A, 5.875%, 5/15/2023		335,000	343,375
144A, 6.125%, 4/15/2025		45,000	46,575

			11,361,294
Industrials 10.6%
ADT Corp.:
3.5%, 7/15/2022 (b)		150,000	136,500
4.125%, 4/15/2019		45,000	45,844
5.25%, 3/15/2020		300,000	310,500
6.25%, 10/15/2021 (b)		145,000	154,425
Aguila 3 SA, 144A, 7.875%, 1/31/2018		480,000	480,000
Armored Autogroup, Inc., 9.25%, 11/1/2018		355,000	363,431
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		245,000	236,425
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		317,240	323,965
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	363,875
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		160,000	156,800
144A, 5.5%, 9/15/2018		100,000	99,875
144A, 5.75%, 3/15/2022 (b)		225,000	212,063
144A, 6.0%, 10/15/2022		265,000	248,769
144A, 7.5%, 3/15/2025		105,000	103,622
Casella Waste Systems, Inc., 7.75%, 2/15/2019		220,000	220,000
Covanta Holding Corp., 5.875%, 3/1/2024		220,000	227,700
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		275,000	283,250
D.R. Horton, Inc., 4.0%, 2/15/2020		100,000	101,400
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021 (b)		160,000	160,000
Ducommun, Inc., 9.75%, 7/15/2018		305,000	322,537
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		155,000	156,163
FTI Consulting, Inc., 6.0%, 11/15/2022		205,000	215,510
Garda World Security Corp., 144A, 7.25%, 11/15/2021		290,000	284,925
Gates Global LLC, 144A, 6.0%, 7/15/2022		190,000	179,313
GenCorp, Inc., 7.125%, 3/15/2021		535,000	572,450
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		395,000	411,787
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		575,000	598,000
Masonite International Corp., 144A, 5.625%, 3/15/2023		220,000	225,500
Meritor, Inc.:
6.25%, 2/15/2024		215,000	216,612
6.75%, 6/15/2021		300,000	310,500
Moog, Inc., 144A, 5.25%, 12/1/2022		165,000	169,950
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		830,000	773,975
Nortek, Inc., 8.5%, 4/15/2021		440,000	470,800
Oshkosh Corp.:
5.375%, 3/1/2022		165,000	171,188
144A, 5.375%, 3/1/2025		25,000	25,750
Ply Gem Industries, Inc., 6.5%, 2/1/2022 (b)		415,000	401,125
SBA Communications Corp., 5.625%, 10/1/2019		200,000	210,900
Spirit AeroSystems, Inc.:
5.25%, 3/15/2022		285,000	296,400
6.75%, 12/15/2020		205,000	217,300
Titan International, Inc., 6.875%, 10/1/2020		340,000	294,525
TransDigm, Inc.:
6.0%, 7/15/2022		260,000	260,000
6.5%, 7/15/2024		155,000	155,775
7.5%, 7/15/2021		1,115,000	1,198,625
Triumph Group, Inc., 5.25%, 6/1/2022		130,000	127,725
United Rentals North America, Inc.:
4.625%, 7/15/2023		160,000	161,800
5.75%, 7/15/2018		365,000	380,512
6.125%, 6/15/2023		25,000	26,469
7.375%, 5/15/2020		595,000	642,972
7.625%, 4/15/2022		595,000	650,930
USG Corp., 144A, 5.5%, 3/1/2025		10,000	10,200
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		250,000	266,875
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		240,000	254,100

			14,889,637
Information Technology 6.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		105,000	109,725
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		805,000	857,325
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		255,000	263,925
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		315,000	333,112
144A, 6.125%, 11/1/2023		115,000	121,613
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		450,000	411,750
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (b)		320,000	264,000
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		145,000	143,188
CDW LLC:
5.5%, 12/1/2024		665,000	696,587
6.0%, 8/15/2022		230,000	246,893
8.5%, 4/1/2019		177,000	184,522
CyrusOne LP, 6.375%, 11/15/2022		105,000	111,563
EarthLink Holdings Corp., 7.375%, 6/1/2020		245,000	251,125
Entegris, Inc., 144A, 6.0%, 4/1/2022		160,000	166,800
Equinix, Inc.:
5.375%, 1/1/2022		225,000	234,562
5.375%, 4/1/2023		725,000	752,550
5.75%, 1/1/2025		170,000	177,225
First Data Corp.:
144A, 6.75%, 11/1/2020		611,000	650,715
144A, 7.375%, 6/15/2019		250,000	261,250
144A, 8.75%, 1/15/2022 (b)		910,000	979,387
144A, 8.875%, 8/15/2020		495,000	527,175
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		275,000	299,406
Infor U.S., Inc., 144A, 6.5%, 5/15/2022 (c)		145,000	148,625
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		250,000	254,375
NCR Corp.:
5.875%, 12/15/2021		55,000	57,338
6.375%, 12/15/2023		135,000	143,775
NXP BV, 144A, 3.75%, 6/1/2018		250,000	255,000
Open Text Corp., 144A, 5.625%, 1/15/2023		200,000	207,500
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		155,000	155,388
Sanmina Corp., 144A, 4.375%, 6/1/2019		25,000	24,875
VeriSign, Inc., 144A, 5.25%, 4/1/2025		135,000	137,700
Ymobile Corp., 144A, 8.25%, 4/1/2018		335,000	348,819

			9,777,793
Materials 6.8%
Ardagh Packaging Finance PLC, 144A, 3.271% **, 12/15/2019		310,000	302,250
Berry Plastics Corp.:
5.5%, 5/15/2022		435,000	446,962
9.75%, 1/15/2021		460,000	506,575
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	147,175
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		290,000	295,800
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		230,000	243,225
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		330,000	337,425
Crown Americas LLC, 6.25%, 2/1/2021		50,000	52,688
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022 (b)		245,000	248,063
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		36,000	33,300
144A, 7.0%, 2/15/2021		475,000	438,187
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		315,000	310,275
144A, 8.25%, 11/1/2019 (b)		270,000	232,200
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		600,000	549,000
8.875%, 2/1/2018		270,000	238,275
Kaiser Aluminum Corp., 8.25%, 6/1/2020		260,000	283,400
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		455,000	470,925
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		250,000	254,375
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		230,000	240,350
Polymer Group, Inc., 7.75%, 2/1/2019		270,000	280,125
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		270,000	256,500
144A, 8.25%, 1/15/2021		200,000	186,500
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,390,000	1,436,912
6.875%, 2/15/2021		540,000	568,350
8.25%, 2/15/2021 (b)		335,000	358,450
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		115,000	117,300
144A, 5.125%, 12/1/2024		55,000	56,925
144A, 8.375%, 9/15/2021		150,000	168,750
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		210,000	208,688
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		200,000	195,500
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		90,000	93,375
144A, 5.625%, 10/1/2024		45,000	48,038

			9,605,863
Telecommunication Services 18.0%
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	205,250
144A, 7.875%, 12/15/2019		235,000	249,100
Altice Finco SA, 144A, 9.875%, 12/15/2020		235,000	260,263
Altice SA, 144A, 7.75%, 5/15/2022		245,000	249,134
B Communications Ltd., 144A, 7.375%, 2/15/2021		270,000	289,305
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		105,000	110,250
Series W, 6.75%, 12/1/2023 (b)		280,000	308,350
Cincinnati Bell, Inc., 8.375%, 10/15/2020		1,350,000	1,436,062
CommScope, Inc., 144A, 5.0%, 6/15/2021		260,000	259,675
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		265,000	242,475
144A, 8.25%, 9/30/2020		1,560,000	1,562,340
Digicel Ltd.:
144A, 6.75%, 3/1/2023		390,000	377,813
144A, 7.0%, 2/15/2020		200,000	204,000
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		140,000	140,350
6.875%, 1/15/2025 (b)		660,000	653,400
7.125%, 1/15/2023		1,370,000	1,400,825
8.5%, 4/15/2020		100,000	112,250
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		445,000	482,825
7.625%, 6/15/2021		230,000	253,000
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		465,000	438,844
7.25%, 10/15/2020		810,000	834,300
7.5%, 4/1/2021		1,270,000	1,306,512
Intelsat Luxembourg SA:
7.75%, 6/1/2021		670,000	618,075
8.125%, 6/1/2023		105,000	96,600
Level 3 Communications, Inc., 8.875%, 6/1/2019		55,000	57,888
Level 3 Financing, Inc.:
5.375%, 8/15/2022		675,000	694,617
6.125%, 1/15/2021		165,000	173,044
7.0%, 6/1/2020		515,000	549,762
8.125%, 7/1/2019		425,000	446,781
8.625%, 7/15/2020		510,000	552,712
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		370,000	362,230
Pacnet Ltd., 144A, 9.0%, 12/12/2018		200,000	224,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		245,000	270,113
144A, 9.0%, 11/15/2018		845,000	969,637
Sprint Corp., 7.125%, 6/15/2024		1,345,000	1,311,375
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		110,000	113,438
6.625%, 11/15/2020		705,000	736,725
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	193,094
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025 (c)		480,000	487,200
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,480,000	1,592,850
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	320,250
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		195,000	206,700
Windstream Corp.:
6.375%, 8/1/2023 (b)		265,000	237,838
7.5%, 4/1/2023		420,000	401,100
7.75%, 10/15/2020 (b)		1,880,000	1,924,650
7.75%, 10/1/2021		675,000	673,312
7.875%, 11/1/2017		495,000	536,456
Zayo Group LLC, 144A, 6.0%, 4/1/2023		190,000	190,950

			25,317,720
Utilities 2.7%
AES Corp.:
3.262% **, 6/1/2019		175,000	174,125
8.0%, 10/15/2017		51,000	58,969
8.0%, 6/1/2020		525,000	599,812
Calpine Corp.:
5.375%, 1/15/2023		240,000	240,000
5.75%, 1/15/2025		240,000	241,800
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		50,000	52,375
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		550,000	528,000
NGL Energy Partners LP, 5.125%, 7/15/2019		190,000	186,200
NRG Energy, Inc.:
6.25%, 5/1/2024		1,270,000	1,279,525
7.875%, 5/15/2021		215,000	231,125
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		195,000	192,075

			3,784,006

Total Corporate Bonds (Cost $125,655,460)			126,362,161
Government & Agency Obligation 1.5%
U.S. Treasury Obligation
U.S. Treasury Note, 1.0%, 8/31/2016 (d) (e) (Cost $2,064,716)		2,050,000	2,066,976
Loan Participations and Assignments 0.7%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		310,000	311,099
Term Loan B5, 4.5%, 1/31/2022		365,000	367,453
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		306,900	304,599

Total Loan Participations and Assignments (Cost $1,676,152)			983,151
Convertible Bond 1.8%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $1,297,793)		1,297,793	2,472,166
Preferred Security 0.7%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $775,827)		1,135,000	1,045,619
		Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (f)		15	31,618
Industrials 0.0%
Congoleum Corp.*		24,000	0
Quad Graphics, Inc.		224	5,148

			5,148
Materials 0.0%
GEO Specialty Chemicals, Inc.*		144,027	104,428
GEO Specialty Chemicals, Inc. 144A*		2,206	1,613

			106,041

Total Common Stocks (Cost $345,503)			142,807
Preferred Stock 0.4%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $547,374)		568	582,999
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $244,286)		1,100	7,730

Securities Lending Collateral 9.0%
Daily Assets Fund Institutional, 0.11% (g) (h) (Cost $12,640,121)		12,640,121	12,640,121
Cash Equivalents 3.6%
Central Cash Management Fund, 0.08% (g) (Cost $5,014,884)		5,014,884	5,014,884

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $150,262,116) †		107.5	151,318,614
Other Assets and Liabilities, Net		(7.5)	(10,541,909)

Net Assets		100.0	140,776,705

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	700,000	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	550,000	USD	331,869	528,000
Hellas Telecommunications Finance*	8.071%	7/15/2015	322,107	EUR	92,199	0
					1,124,068	528,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

†
The cost for federal income tax purposes was $150,199,902.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $1,118,712.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,997,513 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,878,801.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $12,125,330, which is 8.6% of net assets.

(c)	When-issued security.
(d)	At March 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter swap contracts.
(e)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	53,353	31,618	0.02

(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At March 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation/ (Depreciation) ($)

9/22/2014 12/20/2019	630,0001	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	60,015	40,070	19,945
12/22/2014 3/20/2020	345,0002	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	59,885	54,582	5,303
6/20/2013 9/20/2018	730,0003	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	50,766	30,117	20,649
12/20/2013 3/20/2019	3,000,0003	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	201,723	247,118	(45,395)
Total net unrealized appreciation					502

Centrally Cleared Swap

Effective/ Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Reference Entity	Value ($)	Unrealized Appreciation ($)

9/22/2014 12/20/2019	1,960,000	5.0%	Markit CDX North American High Yield	164,097	60,026

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

Counterparties:
1	Morgan Stanley
2	Credit Suisse
3	Goldman Sachs & Co.
Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$126,362,161	$0	$126,362,161
Government & Agency Obligation	—	2,066,976	—	2,066,976
Loan Participations and Assignments	—	983,151	0	983,151
Convertible Bond	—	—	2,472,166	2,472,166
Preferred Security	—	1,045,619	—	1,045,619
Common Stocks (j)	5,148	—	137,659	142,807
Preferred Stock	—	582,999	—	582,999
Warrant	—	—	7,730	7,730
Short-Term Investments (j)	17,655,005	—	—	17,655,005
Derivatives (k)
Credit Default Swap Contracts	$—	$105,923	$—	$105,923

Total	$17,660,153	$131,146,829	$2,617,555	$151,424,537

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Credit Default Swap Contracts	$—	$(45,395)	$—	$(45,395)

Total	$—	$(45,395)	$—	$(45,395)

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participation and Assignments	Convertible Bond	Common Stocks	Warrant	Total
Balance as of December 31, 2014	$0	$0	$2,241,938	$59,212	$89,364	$2,390,514
Realized gain (loss)	—	—	0	(912)	—	(912)
Change in unrealized appreciation (depreciation)	0	0	226,837	78,161	(81,634)	223,364
Amortization premium/discount	—	—	3,391	—	—	3,391
Purchases	—	—	—	1,198	—	1,198
(Sales)	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of March 31, 2015	$0	$0	$2,472,166	$137,659	$7,730	$2,617,555
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2015	$0	$0	$226,837	$77,250	$(3,080)	$301,007

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$31,618	Market Approach	EV/EBITDA Multiple	10.70
			Discount to public comparables	15%
			Discount for lack of marketability	15%
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$106,041	Market Approach	EV/EBITDA Multiple	6.59
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Warrants
Materials	$7,730	Black Scholes Option Pricing Model	Implied Volatility	26.0%
			Discount for Lack of Marketability	20%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated Price	0
Corporate Bonds
Financials	$0	Asset Valuation	Book Value	0
Convertible Bonds
Materials	$2,472,166	Convertible Bond Methodology	EV/EBITDA Multiple	6.59
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology.  A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an direct relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Credit Contracts	$60,528

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Large Cap Value VIP

	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 20.8%
Automobiles 0.8%
Harley-Davidson, Inc.	55,274	3,357,343
Hotels, Restaurants & Leisure 6.3%
Carnival Corp.	193,411	9,252,782
Las Vegas Sands Corp.	145,986	8,035,069
Starwood Hotels & Resorts Worldwide, Inc.	53,265	4,447,628
Yum! Brands, Inc.	73,048	5,750,339

		27,485,818
Household Durables 1.5%
Whirlpool Corp.	31,122	6,288,511
Media 9.0%
Comcast Corp. "A" (a)	209,960	11,856,441
Starz "A"* (a)	229,654	7,902,394
Time Warner Cable, Inc.	85,811	12,861,353
Viacom, Inc. "B"	95,193	6,501,682

		39,121,870
Multiline Retail 1.6%
Dillard's, Inc. "A"	51,962	7,093,333
Specialty Retail 1.6%
Best Buy Co., Inc.	186,504	7,047,986
Consumer Staples 4.5%
Beverages 1.2%
Molson Coors Brewing Co. "B"	73,432	5,467,012
Food & Staples Retailing 2.2%
CVS Health Corp.	31,127	3,212,618
Diplomat Pharmacy, Inc.*	179,812	6,217,899

		9,430,517
Household Products 1.1%
Colgate-Palmolive Co.	67,126	4,654,517
Energy 9.5%
Oil, Gas & Consumable Fuels
Cimarex Energy Co.	46,589	5,361,928
Devon Energy Corp.	65,608	3,956,819
EQT Corp.	42,613	3,531,339
Marathon Petroleum Corp.	58,685	6,008,757
Pioneer Natural Resources Co.	30,559	4,996,702
Range Resources Corp.	81,943	4,264,314
SM Energy Co.	69,502	3,591,863
Valero Energy Corp.	148,035	9,417,987

		41,129,709
Financials 16.1%
Banks 7.1%
CIT Group, Inc.	113,775	5,133,528
Citigroup, Inc.	204,735	10,547,947
East West Bancorp., Inc.	165,264	6,686,581
SVB Financial Group*	67,336	8,554,366

		30,922,422
Capital Markets 1.5%
Charles Schwab Corp.	214,121	6,517,843
Consumer Finance 2.6%
Capital One Financial Corp.	74,254	5,852,700
Discover Financial Services	96,207	5,421,265

		11,273,965
Insurance 1.3%
Hartford Financial Services Group, Inc.	130,111	5,441,242
Real Estate Management & Development 3.6%
CBRE Group, Inc. "A"*	164,964	6,385,756
Jones Lang LaSalle, Inc.	20,979	3,574,822
Realogy Holdings Corp.*	128,183	5,829,763

		15,790,341
Health Care 26.9%
Biotechnology 8.5%
Aegerion Pharmaceuticals, Inc.* (a)	67,423	1,764,460
Alexion Pharmaceuticals, Inc.*	39,564	6,856,441
Celgene Corp.*	83,144	9,584,840
Gilead Sciences, Inc.*	73,339	7,196,756
Medivation, Inc.*	43,377	5,598,670
Puma Biotechnology, Inc.* (a)	20,090	4,743,450
Sarepta Therapeutics, Inc.* (a)	100,061	1,328,810

		37,073,427
Health Care Equipment & Supplies 1.4%
Zimmer Holdings, Inc.	53,628	6,302,363
Health Care Providers & Services 10.5%
Anthem, Inc.	53,665	8,286,413
Community Health Systems, Inc.*	167,215	8,742,000
DaVita HealthCare Partners, Inc.*	102,768	8,352,983
McKesson Corp.	21,963	4,968,031
Omnicare, Inc.	32,498	2,504,296
Tenet Healthcare Corp.*	161,192	7,980,616
Universal Health Services, Inc. "B"	39,206	4,614,938

		45,449,277
Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc.	109,242	4,539,005
Thermo Fisher Scientific, Inc.	52,610	7,067,627

		11,606,632
Pharmaceuticals 3.8%
Actavis PLC*	28,516	8,486,932
Mallinckrodt PLC* (a)	62,416	7,904,986

		16,391,918
Industrials 6.3%
Aerospace & Defense 3.9%
Northrop Grumman Corp.	47,616	7,664,271
Raytheon Co.	85,005	9,286,796

		16,951,067
Air Freight & Logistics 1.3%
FedEx Corp.	35,673	5,902,098
Building Products 1.1%
USG Corp.* (a)	175,581	4,688,013
Information Technology 9.7%
Communications Equipment 2.0%
Cisco Systems, Inc.	322,416	8,874,500
Electronic Equipment, Instruments & Components 1.4%
Corning, Inc.	264,944	6,008,930
Internet Software & Services 1.3%
Yahoo!, Inc.*	122,063	5,423,870
IT Services 3.0%
Alliance Data Systems Corp.*	24,939	7,388,179
Vantiv, Inc. "A"*	151,678	5,718,260

		13,106,439
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	44,507	5,538,006
SanDisk Corp.	48,189	3,065,784

		8,603,790
Materials 3.1%
Chemicals 1.8%
PPG Industries, Inc.	24,719	5,575,123
Valspar Corp.	25,380	2,132,682

		7,707,805
Metals & Mining 1.3%
Newmont Mining Corp.	255,537	5,547,708
Utilities 2.2%
Electric Utilities 0.8%
NextEra Energy, Inc.	33,646	3,500,866
Multi-Utilities 1.4%
Sempra Energy	56,957	6,209,452

Total Common Stocks (Cost $395,306,741)		430,370,584
Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $21,499,705)	21,499,705	21,499,705
Cash Equivalents 1.1%
Central Cash Management Fund, 0.08% (b) (Cost $4,715,501)	4,715,501	4,715,501

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $421,521,947) †	105.2	456,585,790

Other Assets and Liabilities, Net	(5.2)	(22,510,649)

Net Assets	100.0	434,075,141

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $421,930,868.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $34,654,922.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,057,168 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,402,246.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $20,967,094, which is 4.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$430,370,584	$—	$—	$430,370,584
Short-Term Investments (d)	26,215,206	—	—	26,215,206

Total	$456,585,790	$—	$—	$456,585,790

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Money Market VIP

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 11.2%
Banco del Estado de Chile:
0.24%, 5/4/2015	1,200,000	1,200,000
0.31%, 9/2/2015	1,000,000	1,000,000
Bank of Montreal:
0.23%, 5/13/2015	1,500,000	1,500,000
0.25%, 7/15/2015	1,500,000	1,500,000
DZ Bank AG:
0.24%, 5/18/2015	1,000,000	1,000,000
0.28%, 4/29/2015	1,800,000	1,800,000
0.28%, 9/2/2015	1,500,000	1,500,000
0.33%, 9/18/2015	1,000,000	1,000,000
HSBC Bank U.S.A. NA, 0.24%, 4/6/2015	1,500,000	1,500,012
Industrial & Commercial Bank of China Ltd., 0.3%, 4/6/2015	500,000	500,000
Norinchukin Bank, 0.24%, 6/12/2015	2,000,000	2,000,000
Skandinaviska Enskilda Banken AB, 0.22%, 5/22/2015	1,000,000	1,000,029
Standard Chartered Bank, 0.27%, 6/4/2015	1,500,000	1,500,000
The Toronto-Dominion Bank, 0.295%, 7/13/2015	800,000	800,000

Total Certificates of Deposit and Bank Notes (Cost $17,800,041)		17,800,041
Commercial Paper 58.0%
Issued at Discount ** 45.4%
Agricultural Bank of China Ltd., 0.31%, 5/19/2015	500,000	499,793
Apple, Inc., 0.22%, 6/17/2015	750,000	749,647
Bank Nederlandse Gemeenten, 0.285%, 9/17/2015	1,800,000	1,797,592
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.015%, 4/2/2015	4,000,000	3,999,988
Bedford Row Funding Corp.:
144A, 0.3%, 4/14/2015	1,000,000	999,892
144A, 0.35%, 8/27/2015	500,000	499,281
144A, 0.35%, 10/19/2015	750,000	748,534
144A, 0.47%, 12/11/2015	1,000,000	996,684
Caisse Centrale Desjardins, 0.19%, 5/20/2015	1,000,000	999,741
Caisse des Depots et Consignations, 144A, 0.285%, 9/22/2015	1,500,000	1,497,934
Catholic Health Initiatives, 0.22%, 5/5/2015	2,000,000	1,999,584
CNPC Finance HK Ltd.:
144A, 0.43%, 5/4/2015	500,000	499,803
144A, 0.43%, 5/18/2015	3,000,000	2,998,316
Coca-Cola Co., 0.31%, 9/16/2015	800,000	798,843
Collateralized Commercial Paper Co., LLC, 0.24%, 7/8/2015	2,200,000	2,198,563
Collateralized Commercial Paper II Co., LLC:
144A, 0.23%, 6/8/2015	2,200,000	2,199,044
144A, 0.24%, 6/9/2015	1,500,000	1,499,310
144A, 0.27%, 5/6/2015	1,200,000	1,199,685
DBS Bank Ltd.:
144A, 0.25%, 6/9/2015	1,500,000	1,499,281
144A, 0.25%, 7/7/2015	1,200,000	1,199,192
Dexia Credit Local:
0.24%, 5/5/2015	1,000,000	999,773
0.265%, 4/8/2015	500,000	499,974
0.31%, 4/20/2015	1,500,000	1,499,755
0.31%, 5/29/2015	500,000	499,750
Diageo Capital PLC, 0.59%, 4/8/2015	500,000	499,943
Erste Abwicklungsanstalt:
144A, 0.2%, 4/8/2015	2,000,000	1,999,922
144A, 0.28%, 7/28/2015	1,500,000	1,498,623
Fortis Funding LLC, 0.03%, 4/1/2015	3,000,000	3,000,000
Gotham Funding Corp., 144A, 0.175%, 4/6/2015	1,700,000	1,699,959
Hannover Funding Co., LLC:
0.19%, 4/6/2015	2,000,000	1,999,947
0.2%, 5/29/2015	2,250,000	2,249,275
Kells Funding LLC, 144A, 0.19%, 5/4/2015	1,500,000	1,499,739
MetLife Short Term Funding LLC, 144A, 0.23%, 7/15/2015	1,750,000	1,748,826
Nederlandse Waterschapsbank NV:
0.28%, 7/9/2015	800,000	799,384
0.295%, 9/14/2015	1,000,000	998,640
Nordea Bank AB, 0.225%, 4/1/2015	1,500,000	1,500,000
Old Line Funding LLC, 144A, 0.22%, 4/7/2015	500,000	499,982
QUALCOMM, Inc., 0.12%, 6/9/2015	2,000,000	1,999,540
Regency Markets No. 1 LLC, 144A, 0.13%, 4/10/2015	6,000,000	5,999,805
Sinopec Century Bright Capital Investment Ltd., 0.41%, 5/15/2015	1,000,000	999,499
Standard Chartered Bank:
0.26%, 4/6/2015	1,500,000	1,499,946
0.27%, 7/6/2015	1,500,000	1,498,920
0.32%, 6/8/2015	1,500,000	1,499,093
Sumitomo Mitsui Banking Corp., 0.24%, 6/3/2015	1,500,000	1,499,370
Svenska Handelsbanken AB:
0.2%, 7/22/2015	1,485,000	1,484,076
0.25%, 8/4/2015	1,000,000	999,132
United Overseas Bank Ltd., 0.27%, 9/14/2015	1,500,000	1,498,132
UnitedHealth Group, Inc., 144A, 0.25%, 4/10/2015	1,000,000	999,938

		72,351,650
Issued at Par * 12.6%
ASB Finance Ltd., 144A, 0.263%, 5/22/2015	1,250,000	1,250,000
Australia & New Zealand Banking Group Ltd., 144A, 0.353%, 8/18/2015	800,000	800,000
Bank Nederlandse Gemeenten, 144A, 0.274%, 2/25/2016	1,000,000	1,000,000
Bank of Montreal, 0.275%, 10/9/2015	1,500,000	1,500,000
Bank of Nova Scotia, 0.354%, 4/22/2016	1,000,000	1,000,000
Bedford Row Funding Corp., 144A, 0.254%, 6/24/2015	1,250,000	1,250,000
Canadian Imperial Bank of Commerce, 0.256%, 5/8/2015	500,000	500,000
General Electric Capital Corp., 0.247%, 8/11/2015	1,500,000	1,500,000
HSBC Bank PLC, 144A, 0.304%, 12/23/2015	1,200,000	1,200,000
National Australia Bank Ltd., 144A, 0.275%, 10/8/2015	1,000,000	1,000,000
Rabobank Nederland NV, 0.375%, 10/1/2015	500,000	500,131
Royal Bank of Canada:
0.263%, 9/3/2015	2,000,000	1,999,919
0.285%, 12/10/2015	1,500,000	1,500,000
Wells Fargo Bank NA:
0.3%, 9/9/2015	1,000,000	1,000,000
0.3%, 12/10/2015	1,000,000	1,000,000
Westpac Banking Corp.:
0.247%, 7/17/2015	1,000,000	1,000,051
144A, 0.26%, 3/10/2016	1,000,000	1,000,000
144A, 0.276%, 10/13/2015	1,000,000	1,000,000

		20,000,101

Total Commercial Paper (Cost $92,351,751)		92,351,751
Short-Term Notes * 6.8%
Bank of Nova Scotia, 0.555%, 12/31/2015	1,500,000	1,502,609
Canadian Imperial Bank of Commerce, 0.36%, 8/18/2015	1,800,000	1,800,000
Commonwealth Bank of Australia, 144A, 0.262%, 7/10/2015	1,200,000	1,200,000
JPMorgan Chase Bank NA, 0.377%, 4/22/2016	1,000,000	1,000,000
Rabobank Nederland NV, 0.306%, 7/6/2015	1,500,000	1,500,000
Svenska Handelsbanken AB, 144A, 0.376%, 10/2/2015	1,500,000	1,500,000
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	500,000	504,284
Wells Fargo Bank NA, 0.288%, 6/16/2015	1,000,000	1,000,000
Westpac Banking Corp., 0.255%, 5/11/2015	800,000	800,000

Total Short-Term Notes (Cost $10,806,893)		10,806,893
Time Deposit 4.2%
Credit Agricole Corporate & Investment Bank, 0.04%, 4/1/2015 (Cost $6,691,467)	6,691,467	6,691,467
Government & Agency Obligations 5.4%
U.S. Government Sponsored Agencies
Federal Home Loan Bank:
0.19%, 9/3/2015	500,000	499,962
0.2%, 9/17/2015	325,000	324,973
0.21%, 10/13/2015	500,000	499,925
0.25%, 10/2/2015	500,000	500,000
Federal Home Loan Mortgage Corp.:
0.095% **, 4/16/2015	1,700,000	1,699,933
0.12% **, 6/1/2015	750,000	749,848
Federal National Mortgage Association:
0.08% **, 5/1/2015	1,000,000	999,933
0.146% *, 10/21/2016	1,300,000	1,299,890
0.19% **, 12/14/2015	2,000,000	1,997,287

Total Government & Agency Obligations (Cost $8,571,751)		8,571,751
Municipal Bonds and Notes 0.6%
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.14% ***, 5/1/2048, LOC: Bank of China (Cost $1,000,000)	1,000,000	1,000,000
Repurchase Agreements 19.6%
BNP Paribas, 0.1%, dated 3/31/2015, to be repurchased at $15,000,42 on 4/1/2015 (a)	15,000,000	15,000,000
BNP Paribas, 0.18%, dated 1/21/2015, to be repurchased at $1,500,780 on 5/5/2015 (b) (c)	1,500,000	1,500,000
JPMorgan Securities, Inc., 0.407%, dated 2/13/2015, to be repurchased at $1,251,937 on 6/30/2015 (c) (d)	1,250,000	1,250,000
JPMorgan Securities, Inc., 0.456%, dated 7/3/2014, to be repurchased at $2,511,453 on 6/30/2015 (c) (e)	2,500,000	2,500,000
Wells Fargo Bank, 0.15%, dated 3/31/2015, to be repurchased at $10,000,042 on 4/1/2015 (f)	10,000,000	10,000,000
Wells Fargo Bank, 0.4%, dated 2/2/2015, to be repurchased at $1,000,978 on 5/1/2015 (g)	1,000,000	1,000,000

Total Repurchase Agreements (Cost $31,250,000)		31,250,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $168,471,903) †	105.8	168,471,903
Other Assets and Liabilities, Net	(5.8)	(9,239,266)

Net Assets	100.0	159,232,637

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2015.

†	The cost for federal income tax purposes was $168,471,903.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,889,600	U.S. Treasury Note	2.25	7/31/2018	11,351,506
5,977,321	U.S. Treasury STRIPS	Zero Coupon	2/15/2017-2/15/2040	3,948,495
Total Collateral Value				15,300,001

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43	AbbVie, Inc.	1.2	11/6/2015	43
3,901,390	Anadarko Petroleum Corp.	Zero Coupon-4.5	10/10/2036-7/15/2044	1,543,873
30	Bank of America Corp.	5.625	7/1/2020	35
5,080	Intesa Sanpaolo SpA	3.625	8/12/2015	5,152
76	MDC-GMTN BV	3.25	4/28/2022	80
29	Nationwide Building Society	6.25	2/25/2020	34
6,280	Oleoducto Central SA	4.0	5/7/2021	6,186
19,248	WhiteHorse VIII Ltd.	1.755	5/1/2026	19,222
Total Collateral Value				1,574,625

(c)
Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of  March 31, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date.  Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(d)	Collateralized by $1,355,000 DCP Midstream Operating LP, 2.5%, maturing on 12/1/2017 with a value of $1,291,940.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
140,000	DCP Midstream Operating LP	2.5	12/1/2017	133,484
2,425,000	United Airlines Pass-Through Trust	5.375	8/15/2021	2,443,294
Total Collateral Value				2,576,778

(f)	Collateralized by $9,708,409 Federal Home Loan Mortgage Corp., 3.5%, maturing on 2/1/2045 with a value of $10,200,001.
(g)	Collateralized by $22,947,132 FHLMC Multifamily Structured Pass-Through Certificates, 1.179%, maturing on 4/25/2020 with a value of $1,020,000.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LOC: Letter of Credit STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (h)	$—	$137,221,903	$—	$137,221,9037
Repurchase Agreements	$—	$31,250,000	$—	$31,250,0000

Total	$—	$168,471,903	$—	$168,471,9033

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(h)	See Investment Portfolio for additional detailed categorizations

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 96.3%
Consumer Discretionary 18.7%
Auto Components 3.1%
American Axle & Manufacturing Holdings, Inc.*	69,987	1,807,764
Gentherm, Inc.*	39,810	2,010,803
Tenneco, Inc.*	32,782	1,882,343

		5,700,910
Hotels, Restaurants & Leisure 2.3%
Jack in the Box, Inc.	27,727	2,659,574
Panera Bread Co. "A"* (a)	9,689	1,550,191

		4,209,765
Household Durables 3.3%
iRobot Corp.* (a)	55,238	1,802,416
Jarden Corp.* (a)	49,247	2,605,166
Ryland Group, Inc.	33,505	1,633,034

		6,040,616
Leisure Products 1.0%
Polaris Industries, Inc.	13,432	1,895,255
Media 0.9%
Cinemark Holdings, Inc.	36,559	1,647,714
Specialty Retail 5.9%
Advance Auto Parts, Inc. (a)	10,860	1,625,633
DSW, Inc. "A"	23,818	878,408
Outerwall, Inc. (a)	19,131	1,264,942
Penske Automotive Group, Inc.	30,944	1,593,307
The Children's Place, Inc.	27,136	1,741,860
Ulta Salon, Cosmetics & Fragrance, Inc.*	14,652	2,210,254
Urban Outfitters, Inc.* (a)	37,243	1,700,143

		11,014,547
Textiles, Apparel & Luxury Goods 2.2%
Carter's, Inc.	15,730	1,454,553
Hanesbrands, Inc.	77,408	2,593,942

		4,048,495
Consumer Staples 4.9%
Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	18,882	1,701,268
United Natural Foods, Inc.*	25,962	2,000,113

		3,701,381
Food Products 2.4%
Diamond Foods, Inc.	4,625	150,636
Hain Celestial Group, Inc.*	39,440	2,526,132
The WhiteWave Foods Co.*	40,730	1,805,968

		4,482,736
Household Products 0.5%
Church & Dwight Co., Inc.	11,622	992,751
Energy 3.0%
Energy Equipment & Services 1.1%
Dril-Quip, Inc.*	8,210	561,482
Oceaneering International, Inc.	21,092	1,137,492
RPC, Inc.	32,395	414,980

		2,113,954
Oil, Gas & Consumable Fuels 1.9%
Diamondback Energy, Inc.*	19,507	1,498,918
Gulfport Energy Corp.*	21,500	987,065
Western Refining, Inc.	20,237	999,505

		3,485,488
Financials 6.9%
Banks 3.1%
Pinnacle Financial Partners, Inc.	34,294	1,524,711
Signature Bank*	16,921	2,192,623
Talmer Bancorp., Inc. "A"	125,484	1,921,788

		5,639,122
Capital Markets 2.5%
Lazard Ltd. "A"	30,574	1,607,886
Moelis & Co. "A"	40,248	1,212,270
Oaktree Capital Group LLC (a)	34,742	1,794,772

		4,614,928
Consumer Finance 1.3%
Encore Capital Group, Inc.*	13,326	554,228
PRA Group, Inc.* (a)	35,145	1,909,077

		2,463,305
Health Care 20.4%
Biotechnology 6.4%
ACADIA Pharmaceuticals, Inc.* (a)	38,619	1,258,593
Alkermes PLC*	12,264	747,736
Bluebird Bio, Inc.*	7,869	950,339
Isis Pharmaceuticals, Inc.* (a)	6,696	426,334
Neurocrine Biosciences, Inc.*	25,664	1,019,118
Puma Biotechnology, Inc.* (a)	4,559	1,076,426
Retrophin, Inc.*	94,125	2,255,235
Threshold Pharmaceuticals, Inc.* (a)	324,763	1,318,538
Ultragenyx Pharmaceutical, Inc.*	13,524	839,705
United Therapeutics Corp.*	10,954	1,888,853

		11,780,877
Health Care Equipment & Supplies 4.1%
HeartWare International, Inc.*	13,132	1,152,596
SurModics, Inc.*	67,578	1,759,055
Thoratec Corp.*	51,731	2,167,012
Zeltiq Aesthetics, Inc.*	84,627	2,609,050

		7,687,713
Health Care Providers & Services 6.5%
Centene Corp.*	54,380	3,844,122
Kindred Healthcare, Inc.	76,047	1,809,158
Molina Healthcare, Inc.*	39,939	2,687,495
Providence Service Corp.*	68,595	3,643,767

		11,984,542
Life Sciences Tools & Services 0.8%
PAREXEL International Corp.*	21,889	1,510,122
Pharmaceuticals 2.6%
Flamel Technologies SA (ADR)*	159,485	2,867,540
Pacira Pharmaceuticals, Inc.*	21,814	1,938,174

		4,805,714
Industrials 16.3%
Aerospace & Defense 2.0%
DigitalGlobe, Inc.*	40,520	1,380,517
HEICO Corp.	39,242	2,396,509

		3,777,026
Airlines 0.9%
JetBlue Airways Corp.* (a)	86,953	1,673,845
Building Products 0.9%
Fortune Brands Home & Security, Inc.	35,691	1,694,609
Commercial Services & Supplies 0.7%
Team, Inc.*	31,684	1,235,042
Construction & Engineering 0.7%
Primoris Services Corp.	71,608	1,230,942
Electrical Equipment 2.8%
Acuity Brands, Inc.	15,429	2,594,540
AZZ, Inc.	33,222	1,547,813
Thermon Group Holdings, Inc.*	43,538	1,047,960

		5,190,313
Machinery 4.8%
Altra Industrial Motion Corp. (a)	44,741	1,236,641
Manitowoc Co., Inc. (a)	77,759	1,676,484
Middleby Corp.*	23,560	2,418,434
Trinity Industries, Inc. (a)	24,999	887,715
WABCO Holdings, Inc.*	22,322	2,742,927

		8,962,201
Professional Services 1.7%
On Assignment, Inc.*	37,168	1,426,136
TriNet Group, Inc.*	48,442	1,706,612

		3,132,748
Road & Rail 1.1%
Swift Transportation Co.* (a)	75,063	1,953,139
Trading Companies & Distributors 0.7%
United Rentals, Inc.*	14,857	1,354,364
Information Technology 20.6%
Communications Equipment 1.1%
Palo Alto Networks, Inc.*	13,957	2,038,839
Electronic Equipment, Instruments & Components 2.8%
Cognex Corp.*	55,622	2,758,295
IPG Photonics Corp.* (a)	25,969	2,407,326

		5,165,621
Internet Software & Services 2.0%
CoStar Group, Inc.*	12,425	2,458,038
WebMD Health Corp.*	26,652	1,168,290

		3,626,328
IT Services 6.1%
Broadridge Financial Solutions, Inc.	17,162	944,082
Cardtronics, Inc.*	69,019	2,595,114
MAXIMUS, Inc.	44,824	2,992,450
VeriFone Systems, Inc.*	71,248	2,485,843
Virtusa Corp.*	55,009	2,276,272

		11,293,761
Semiconductors & Semiconductor Equipment 1.5%
Advanced Energy Industries, Inc.*	66,763	1,713,138
Ultra Clean Holdings, Inc.*	143,724	1,027,627

		2,740,765
Software 5.8%
Aspen Technology, Inc.*	39,332	1,513,888
PTC, Inc.*	45,382	1,641,467
Splunk, Inc.*	28,011	1,658,251
Tyler Technologies, Inc.*	20,711	2,496,297
Ultimate Software Group, Inc.*	12,959	2,202,447
Varonis Systems, Inc.* (a)	43,142	1,107,024

		10,619,374
Technology Hardware, Storage & Peripherals 1.3%
Super Micro Computer, Inc.* (a)	23,256	772,332
Western Digital Corp.	18,776	1,708,804

		2,481,136
Materials 4.5%
Chemicals 2.4%
A. Schulman, Inc. (a)	33,779	1,628,148
Huntsman Corp.	44,162	979,071
Minerals Technologies, Inc.	24,078	1,760,102

		4,367,321
Construction Materials 0.7%
Eagle Materials, Inc.	16,544	1,382,416
Containers & Packaging 0.6%
Berry Plastics Group, Inc.*	30,872	1,117,258
Metals & Mining 0.8%
Constellium NV "A"*	69,296	1,408,095
Telecommunication Services 1.0%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	15,663	1,834,137

Total Common Stocks (Cost $119,036,727)		178,099,215
Exchange-Traded Funds 1.1%
SPDR S&P Biotech (a)	6,000	1,353,001
SPDR S&P Oil & Gas Exploration & Production Fund (a)	13,450	694,827

Total Exchange-Traded Funds (Cost $1,252,174)		2,047,828
Convertible Preferred Stock 0.2%
Health Care
Providence Service Corp., 5.5% (Cost $283,300)	2,833	339,619
Securities Lending Collateral 15.5%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $28,603,455)	28,603,455	28,603,455
Cash Equivalents 2.3%
Central Cash Management Fund, 0.08% (b) (Cost $4,317,955)	4,317,955	4,317,955

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $153,493,611) †	115.4	213,408,072
Other Assets and Liabilities, Net	(15.4)	(28,545,312)

Net Assets	100.0	184,862,760

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $154,412,256.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $58,995,816.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $63,154,044 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,158,228.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $27,649,650, which is 15.0% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$178,099,215	$—	$—	$178,099,215
Exchange-Traded Funds	2,047,828	—	—	2,047,828
Convertible Preferred Stock	—	—	339,619	339,619
Short-Term Investments (d)	32,921,410	—	—	32,921,410

Total	$213,068,453	$—	$339,619	$213,408,072

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 95.9%
Consumer Discretionary 11.8%
Auto Components 2.2%
Visteon Corp.*	50,570	4,874,948
Diversified Consumer Services 1.0%
Ascent Capital Group, Inc. "A"*	59,351	2,362,764
Hotels, Restaurants & Leisure 1.5%
The Wendy's Co.	300,668	3,277,281
Household Durables 2.5%
Newell Rubbermaid, Inc.	141,244	5,518,403
Specialty Retail 3.2%
CST Brands, Inc.	52,758	2,312,383
Ross Stores, Inc.	45,033	4,744,677

		7,057,060
Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc.	97,428	3,264,812
Energy 4.5%
Energy Equipment & Services 1.6%
Superior Energy Services, Inc.	99,161	2,215,257
TETRA Technologies, Inc.*	226,937	1,402,470

		3,617,727
Oil, Gas & Consumable Fuels 2.9%
Cimarex Energy Co.	29,351	3,378,007
QEP Resources, Inc.	140,350	2,926,297

		6,304,304
Financials 23.2%
Banks 8.7%
Capital Bank Financial Corp. "A"*	150,950	4,167,729
First Republic Bank	74,593	4,258,514
Great Western Bancorp., Inc.	74,559	1,641,044
Investors Bancorp., Inc.	432,051	5,063,638
Sterling Bancorp.	311,402	4,175,901

		19,306,826
Capital Markets 2.1%
Lazard Ltd. "A"	88,545	4,656,581
Consumer Finance 2.6%
Synchrony Financial*	190,536	5,782,768
Insurance 5.9%
CNO Financial Group, Inc.	368,608	6,347,430
PartnerRe Ltd.	21,600	2,469,528
Reinsurance Group of America, Inc.	46,427	4,326,532

		13,143,490
Real Estate Investment Trusts 1.7%
Plum Creek Timber Co., Inc. (REIT)	86,738	3,768,766
Thrifts & Mortgage Finance 2.2%
Walker & Dunlop, Inc.*	275,797	4,889,881
Health Care 5.7%
Health Care Providers & Services 4.0%
HealthSouth Corp.	126,221	5,599,163
Omnicare, Inc.	42,428	3,269,502

		8,868,665
Life Sciences Tools & Services 1.7%
PerkinElmer, Inc.	76,297	3,901,829
Industrials 19.8%
Aerospace & Defense 1.5%
Curtiss-Wright Corp.	45,924	3,395,621
Air Freight & Logistics 1.9%
Forward Air Corp.	77,160	4,189,788
Commercial Services & Supplies 3.1%
Covanta Holding Corp.	209,925	4,708,618
The Brink's Co.	78,274	2,162,710

		6,871,328
Electrical Equipment 2.3%
The Babcock & Wilcox Co.	158,183	5,076,092
Machinery 7.0%
Harsco Corp.	220,691	3,809,127
ITT Corp.	78,773	3,143,830
Stanley Black & Decker, Inc.	50,554	4,820,830
Xylem, Inc.	111,667	3,910,578

		15,684,365
Marine 1.0%
Kirby Corp.*	29,551	2,217,803
Professional Services 0.9%
FTI Consulting, Inc.*	56,362	2,111,320
Trading Companies & Distributors 2.1%
AerCap Holdings NV*	104,598	4,565,703
Information Technology 20.9%
Communications Equipment 2.2%
Harris Corp.	60,868	4,793,964
Electronic Equipment, Instruments & Components 8.8%
Belden, Inc.	62,616	5,858,353
Dolby Laboratories, Inc. "A"	98,179	3,746,511
Rogers Corp.*	54,409	4,472,964
Zebra Technologies Corp. "A"*	60,827	5,517,921

		19,595,749
IT Services 6.0%
Convergys Corp.	271,794	6,215,928
Global Payments, Inc.	36,816	3,375,291
NeuStar, Inc. "A"* (a)	150,621	3,708,289

		13,299,508
Software 3.9%
ACI Worldwide, Inc.*	101,819	2,205,399
Verint Systems, Inc.*	106,317	6,584,212

		8,789,611
Materials 10.0%
Chemicals 5.4%
Celanese Corp. "A"	60,868	3,400,087
Cytec Industries, Inc.	74,486	4,025,223
H.B. Fuller Co.	106,579	4,569,042

		11,994,352
Containers & Packaging 2.1%
Sealed Air Corp.	102,214	4,656,870
Metals & Mining 2.5%
Materion Corp.	143,173	5,502,138

Total Common Stocks (Cost $180,216,964)		213,340,317
Securities Lending Collateral 1.7%
Daily Assets Fund Institutional, 0.11% (b) (c) (Cost $3,690,225)	3,690,225	3,690,225
Cash Equivalents 4.0%
Central Cash Management Fund, 0.08% (b) (Cost $8,957,796)	8,957,796	8,957,796

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $192,864,985) †	101.6	225,988,338
Other Assets and Liabilities, Net	(1.6)	(3,452,031)

Net Assets	100.0	222,536,307

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $192,852,060.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $33,136,278.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,428,409 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,292,131.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $3,670,842, which is 1.6% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$213,340,317	$—	$—	$213,340,317
Short-Term Investments (d)	12,648,021	—	—	12,648,021

Total	$225,988,338	$—	$—	$225,988,338

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Unconstrained Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 48.8%
Consumer Discretionary 6.1%
Ally Financial, Inc.:
3.25%, 2/13/2018		35,000	34,650
4.125%, 3/30/2020		35,000	34,781
AMC Entertainment, Inc., 5.875%, 2/15/2022		30,000	31,125
AMC Networks, Inc., 7.75%, 7/15/2021		15,000	16,275
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	73,675
7.0%, 5/20/2022		60,000	64,350
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		30,000	28,200
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		45,000	47,925
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		50,000	45,500
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		60,000	59,700
5.5%, 4/1/2023		30,000	30,863
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		40,000	42,890
5.165%, 8/1/2044		50,000	55,135
Block Communications, Inc., 144A, 7.25%, 2/1/2020		65,000	66,137
Cablevision Systems Corp.:
5.875%, 9/15/2022		15,000	15,713
8.0%, 4/15/2020		10,000	11,325
CCO Holdings LLC:
7.0%, 1/15/2019		20,000	20,800
7.25%, 10/30/2017		90,000	93,825
7.375%, 6/1/2020		10,000	10,688
CCOH Safari LLC, 5.75%, 12/1/2024		60,000	61,800
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		89,000	88,889
144A, 6.375%, 9/15/2020		160,000	168,600
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	15,563
Series A, 7.625%, 3/15/2020		20,000	20,700
Series B, 7.625%, 3/15/2020		185,000	194,712
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	5,063
Crown Media Holdings, Inc., 10.5%, 7/15/2019		55,000	58,850
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		105,000	107,100
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		65,000	63,700
Dana Holding Corp., 5.5%, 12/15/2024		25,000	25,750
DISH DBS Corp.:
4.25%, 4/1/2018		40,000	40,200
5.0%, 3/15/2023		50,000	48,615
6.75%, 6/1/2021		10,000	10,650
7.125%, 2/1/2016		155,000	161,006
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		50,000	52,375
144A, 5.75%, 3/1/2023		35,000	36,837
General Motors Financial Co., Inc., 3.25%, 5/15/2018		15,000	15,281
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		60,000	60,150
Harron Communications LP, 144A, 9.125%, 4/1/2020		60,000	65,700
HD Supply, Inc.:
7.5%, 7/15/2020 (b)		15,000	16,050
11.5%, 7/15/2020		45,000	52,031
Hertz Corp., 6.75%, 4/15/2019		50,000	51,625
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		20,000	21,650
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		70,000	69,300
11.25%, 3/1/2021		40,000	40,900
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		25,000	24,250
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		5,000	5,100
144A, 7.0%, 9/1/2020		50,000	53,250
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		30,000	31,613
Mediacom Broadband LLC:
5.5%, 4/15/2021		5,000	5,050
6.375%, 4/1/2023		65,000	68,250
Mediacom LLC, 7.25%, 2/15/2022		20,000	21,500
MGM Resorts International:
6.75%, 10/1/2020		76,000	81,510
8.625%, 2/1/2019		85,000	96,900
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		20,000	20,125
Numericable-SFR, 144A, 4.875%, 5/15/2019		70,000	69,650
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		20,000	21,200
Quebecor Media, Inc., 5.75%, 1/15/2023		30,000	30,900
Sabre Holdings Corp., 8.35%, 3/15/2016		55,000	58,162
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		15,000	15,056
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		35,000	36,837
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		30,000	31,275
Springs Industries, Inc., 6.25%, 6/1/2021		35,000	34,563
Starz LLC, 5.0%, 9/15/2019		25,000	25,688
Suburban Propane Partners LP, 5.75%, 3/1/2025		20,000	20,400
Time Warner Cable, Inc., 7.3%, 7/1/2038		35,000	47,181
UCI International, Inc., 8.625%, 2/15/2019		20,000	18,100
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		30,000	33,375

			3,186,589
Consumer Staples 1.9%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		11,000	12,045
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		60,000	57,825
144A, 6.75%, 1/1/2020		25,000	25,875
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	89,462
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		70,000	71,400
144A, 7.75%, 10/28/2020		200,000	211,500
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		80,000	84,500
144A, 8.25%, 2/1/2020		25,000	26,562
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	94,500
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		200,000	222,000
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		25,000	25,563
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		15,000	15,150
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		10,000	8,644
Smithfield Foods, Inc., 6.625%, 8/15/2022		2,000	2,140
The WhiteWave Foods Co., 5.375%, 10/1/2022		30,000	32,250

			979,416
Energy 7.0%
Afren PLC, 144A, 10.25%, 4/8/2019		140,000	65,100
Antero Resources Corp.:
5.125%, 12/1/2022 (b)		45,000	43,200
5.375%, 11/1/2021		35,000	33,950
144A, 5.625%, 6/1/2023 (b)		25,000	24,750
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		10,000	9,175
144A, 5.625%, 6/1/2024		15,000	13,725
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		30,000	23,325
6.75%, 11/1/2020		140,000	113,750
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		30,000	21,600
8.625%, 10/15/2020		10,000	7,400
California Resources Corp.:
144A, 5.0%, 1/15/2020		20,000	18,050
144A, 5.5%, 9/15/2021		43,000	38,150
144A, 6.0%, 11/15/2024		15,000	13,163
Chaparral Energy, Inc., 7.625%, 11/15/2022		20,000	13,400
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		55,000	53,625
6.125%, 2/15/2021		5,000	5,063
6.625%, 8/15/2020		30,000	30,975
Concho Resources, Inc., 5.5%, 4/1/2023		50,000	50,370
Continental Resources, Inc., 3.8%, 6/1/2024		55,000	50,696
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		20,000	20,150
144A, 6.25%, 4/1/2023		10,000	10,100
7.75%, 4/1/2019		65,000	67,541
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		200,000	201,208
Ecopetrol SA, 5.875%, 5/28/2045		250,000	232,612
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		75,000	72,375
EP Energy LLC, 6.875%, 5/1/2019		60,000	61,500
EV Energy Partners LP, 8.0%, 4/15/2019		155,000	141,050
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		200,000	154,000
Halcon Resources Corp., 8.875%, 5/15/2021		10,000	6,950
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		25,000	23,500
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	19,700
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		25,000	20,500
Kinder Morgan, Inc.:
3.05%, 12/1/2019		75,000	75,744
5.55%, 6/1/2045		50,000	52,718
7.25%, 6/1/2018		55,000	62,398
Laredo Petroleum, Inc., 6.25%, 3/15/2023		35,000	34,912
Linn Energy LLC, 6.25%, 11/1/2019		25,000	19,750
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		40,000	37,000
144A, 7.0%, 3/31/2024		95,000	89,537
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		25,000	23,500
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		40,000	42,900
Newfield Exploration Co., 5.375%, 1/1/2026		20,000	20,203
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		90,000	79,875
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		75,000	73,125
6.875%, 1/15/2023		30,000	29,100
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020 (b)		200,000	160,200
ONEOK Partners LP, 4.9%, 3/15/2025		20,000	20,236
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019 (b)		150,000	99,000
Petroleos Mexicanos, 144A, 5.625%, 1/23/2046		200,000	203,000
Regency Energy Partners LP:
5.0%, 10/1/2022		15,000	15,600
5.875%, 3/1/2022 (b)		5,000	5,425
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		5,000	5,000
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		60,000	60,300
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		105,000	105,689
144A, 5.625%, 3/1/2025		30,000	29,662
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022		173,733	105,022
SESI LLC, 7.125%, 12/15/2021		60,000	60,600
Seventy Seven Energy, Inc., 6.5%, 7/15/2022		5,000	2,275
Seventy Seven Operating LLC, 6.625%, 11/15/2019 (b)		25,000	18,688
Sunoco LP, 144A, 6.375%, 4/1/2023 (c)		20,000	20,600
Talos Production LLC, 144A, 9.75%, 2/15/2018		60,000	42,000
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		10,000	9,950
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		30,000	31,125
Tesoro Corp., 4.25%, 10/1/2017		35,000	36,400
Transocean, Inc., 3.8%, 10/15/2022		145,000	105,805
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		20,000	16,150
Whiting Petroleum Corp.:
5.75%, 3/15/2021		25,000	24,813
144A, 6.25%, 4/1/2023 (b)		55,000	54,725
Williams Partners LP, 6.125%, 7/15/2022		55,000	58,272
WPX Energy, Inc., 5.25%, 1/15/2017 (b)		40,000	40,200

			3,632,152
Financials 7.8%
American International Group, Inc., 4.375%, 1/15/2055		60,000	60,469
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	207,000
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		200,000	172,366
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	400,000	117,811
Bank of China Ltd., 144A, 5.0%, 11/13/2024		200,000	211,284
Barclays Bank PLC, 7.625%, 11/21/2022		200,000	234,125
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		150,000	169,605
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		120,000	122,005
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		250,000	272,916
CIT Group, Inc.:
3.875%, 2/19/2019		145,000	143,550
5.0%, 5/15/2017		80,000	82,275
5.25%, 3/15/2018		90,000	93,150
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	512,500
E*TRADE Financial Corp., 4.625%, 9/15/2023		25,000	25,438
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	52,315
Hellas Telecommunications Finance, 144A, 8.071% **, 7/15/2015 *	EUR	109,187	0
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		110,000	117,084
International Lease Finance Corp.:
3.875%, 4/15/2018		65,000	65,975
5.75%, 5/15/2016		20,000	20,790
6.25%, 5/15/2019		50,000	54,625
8.625%, 9/15/2015		40,000	41,150
8.75%, 3/15/2017		120,000	132,600
Legg Mason, Inc., 5.625%, 1/15/2044		45,000	53,297
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		200,000	228,617
Morgan Stanley, Series H, 5.45%, 7/29/2049		20,000	20,150
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		45,000	48,722
(REIT), 6.875%, 5/1/2021		50,000	53,813
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		65,000	70,776
Navient Corp., 5.5%, 1/25/2023 (b)		125,000	119,062
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		25,000	26,063
144A, 5.875%, 3/15/2022		45,000	48,038
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		130,000	136,968
Popular, Inc., 7.0%, 7/1/2019		20,000	20,100
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		70,000	74,900
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		35,000	36,006
Wells Fargo & Co., 3.0%, 2/19/2025		40,000	40,172
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		200,000	191,844

			4,077,561
Health Care 3.1%
Actavis Funding SCS, 4.75%, 3/15/2045		5,000	5,314
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		15,000	16,050
Biomet, Inc.:
6.5%, 8/1/2020		55,000	58,300
6.5%, 10/1/2020		15,000	15,750
Community Health Systems, Inc.:
5.125%, 8/15/2018		185,000	190,781
5.125%, 8/1/2021		5,000	5,150
6.875%, 2/1/2022 (b)		30,000	32,063
7.125%, 7/15/2020		60,000	63,600
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		70,000	62,125
Endo Finance LLC:
144A, 5.375%, 1/15/2023		35,000	34,913
144A, 5.75%, 1/15/2022		35,000	35,875
144A, 6.0%, 2/1/2025		20,000	20,600
HCA, Inc.:
5.25%, 4/15/2025		5,000	5,400
5.375%, 2/1/2025		25,000	26,219
6.5%, 2/15/2020		210,000	236,460
7.5%, 2/15/2022		80,000	93,300
Hologic, Inc., 6.25%, 8/1/2020		30,000	31,125
LifePoint Hospitals, Inc., 5.5%, 12/1/2021		35,000	36,663
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		75,000	71,437
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		55,000	58,025
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		48,000	51,000
Tenet Healthcare Corp., 6.25%, 11/1/2018		80,000	86,700
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		35,000	36,356
144A, 6.75%, 8/15/2018		70,000	73,762
144A, 7.5%, 7/15/2021		140,000	151,418
VRX Escrow Corp.:
144A, 5.375%, 3/15/2020		50,000	50,438
144A, 5.875%, 5/15/2023		40,000	41,000
144A, 6.125%, 4/15/2025		5,000	5,175

			1,594,999
Industrials 4.8%
ADT Corp.:
3.5%, 7/15/2022 (b)		20,000	18,200
4.125%, 4/15/2019		5,000	5,094
5.25%, 3/15/2020		40,000	41,400
6.25%, 10/15/2021		25,000	26,625
Armored Autogroup, Inc., 9.25%, 11/1/2018		60,000	61,425
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		40,000	38,600
Belden, Inc., 144A, 5.5%, 9/1/2022		55,000	56,375
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		20,000	19,600
144A, 5.5%, 9/15/2018		15,000	14,981
144A, 5.75%, 3/15/2022		55,000	51,837
144A, 6.0%, 10/15/2022		35,000	32,856
144A, 7.5%, 3/15/2025		10,000	9,869
144A, 7.75%, 3/15/2020		45,000	47,092
Casella Waste Systems, Inc., 7.75%, 2/15/2019		80,000	80,000
Covanta Holding Corp., 5.875%, 3/1/2024		30,000	31,050
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		35,000	36,050
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	25,000
DR Horton, Inc., 4.0%, 2/15/2020		10,000	10,140
Ducommun, Inc., 9.75%, 7/15/2018		65,000	68,737
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		200,000	159,400
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		15,000	15,113
Garda World Security Corp., 144A, 7.25%, 11/15/2021		45,000	44,213
Gates Global LLC, 144A, 6.0%, 7/15/2022		30,000	28,313
GenCorp, Inc., 7.125%, 3/15/2021		80,000	85,600
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		25,000	26,000
Masonite International Corp., 144A, 5.625%, 3/15/2023		25,000	25,625
Meritor, Inc.:
6.25%, 2/15/2024		30,000	30,225
6.75%, 6/15/2021		40,000	41,400
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		110,000	102,575
Noble Group Ltd., 144A, 6.625%, 8/5/2020		250,000	250,250
Nortek, Inc., 8.5%, 4/15/2021		75,000	80,250
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.625%, 10/1/2022		189,800	145,197
Oshkosh Corp.:
5.375%, 3/1/2022		22,500	23,344
144A, 5.375%, 3/1/2025		5,000	5,150
Ply Gem Industries, Inc., 6.5%, 2/1/2022		60,000	58,000
SBA Communications Corp., 5.625%, 10/1/2019		30,000	31,635
Spirit AeroSystems, Inc.:
5.25%, 3/15/2022		40,000	41,600
6.75%, 12/15/2020		75,000	79,500
Titan International, Inc., 6.875%, 10/1/2020		55,000	47,644
TransDigm, Inc.:
6.0%, 7/15/2022		40,000	40,000
6.5%, 7/15/2024		25,000	25,125
7.5%, 7/15/2021		125,000	134,375
Triumph Group, Inc., 5.25%, 6/1/2022		20,000	19,650
United Rentals North America, Inc.:
4.625%, 7/15/2023		20,000	20,225
7.375%, 5/15/2020		95,000	102,659
7.625%, 4/15/2022		95,000	103,930
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		30,000	32,025
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		35,000	37,056

			2,511,010
Information Technology 2.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		15,000	15,675
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		130,000	138,450
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		25,000	26,437
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		65,000	59,475
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (b)		40,000	33,000
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		20,000	19,750
CDW LLC:
6.0%, 8/15/2022		30,000	32,203
8.5%, 4/1/2019		18,000	18,765
EarthLink Holdings Corp., 7.375%, 6/1/2020		30,000	30,750
Entegris, Inc., 144A, 6.0%, 4/1/2022		20,000	20,850
Equinix, Inc., 5.375%, 4/1/2023		105,000	108,990
First Data Corp.:
144A, 6.75%, 11/1/2020		72,000	76,680
144A, 7.375%, 6/15/2019		45,000	47,025
144A, 8.75%, 1/15/2022		60,000	64,575
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		40,000	43,550
Infor U.S., Inc., 144A, 6.5%, 5/15/2022 (c)		20,000	20,500
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	32,175
KLA-Tencor Corp., 4.65%, 11/1/2024		95,000	99,772
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		30,000	30,525
NCR Corp.:
5.875%, 12/15/2021		10,000	10,425
6.375%, 12/15/2023		20,000	21,300
NXP BV, 144A, 3.75%, 6/1/2018		35,000	35,700
Open Text Corp., 144A, 5.625%, 1/15/2023		25,000	25,938
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		20,000	20,050
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	4,975
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		120,000	128,262
Tencent Holdings Ltd., 144A, 3.375%, 5/2/2019		200,000	207,226
VeriSign, Inc., 144A, 5.25%, 4/1/2025		20,000	20,400
Ymobile Corp., 144A, 8.25%, 4/1/2018		60,000	62,475

			1,455,898
Materials 5.3%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		230,000	230,818
Ashland, Inc., 3.875%, 4/15/2018		20,000	20,500
Berry Plastics Corp., 5.5%, 5/15/2022		60,000	61,650
Cascades, Inc., 144A, 5.5%, 7/15/2022		20,000	20,300
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	212,500
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		40,000	40,800
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		40,000	42,300
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		5,000	5,113
Crown Americas LLC, 6.25%, 2/1/2021		10,000	10,538
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022 (b)		30,000	30,375
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		5,000	4,625
144A, 7.0%, 2/15/2021		60,000	55,350
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		55,000	54,175
144A, 8.25%, 11/1/2019 (b)		45,000	38,700
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		110,000	112,023
Greif, Inc., 7.75%, 8/1/2019		195,000	219,619
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		85,000	77,775
8.875%, 2/1/2018		60,000	52,950
Huntsman International LLC, 8.625%, 3/15/2021		25,000	26,750
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	43,600
KGHM International Ltd., 144A, 7.75%, 6/15/2019		115,000	118,450
Novelis, Inc., 8.75%, 12/15/2020		215,000	230,319
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		40,000	40,700
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		25,000	26,125
Polymer Group, Inc., 7.75%, 2/1/2019		49,000	50,837
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	42,750
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		235,000	242,931
6.875%, 2/15/2021		100,000	105,250
Sealed Air Corp., 144A, 8.375%, 9/15/2021		30,000	33,750
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		30,000	29,812
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		30,000	29,325
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		300,000	291,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		15,000	15,562
144A, 5.625%, 10/1/2024		5,000	5,338
Yamana Gold, Inc., 4.95%, 7/15/2024		120,000	117,985

			2,740,595
Telecommunication Services 7.3%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	2,000,000	129,531
B Communications Ltd., 144A, 7.375%, 2/15/2021		35,000	37,503
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		15,000	15,750
Series W, 6.75%, 12/1/2023 (b)		35,000	38,544
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		215,000	228,706
8.75%, 3/15/2018		171,000	175,232
CommScope, Inc., 144A, 5.0%, 6/15/2021		35,000	34,956
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		35,000	32,025
144A, 8.25%, 9/30/2020		305,000	305,457
Frontier Communications Corp.:
6.25%, 9/15/2021		20,000	20,050
6.875%, 1/15/2025 (b)		85,000	84,150
7.125%, 1/15/2023		200,000	204,500
8.25%, 4/15/2017 (b)		62,000	68,278
8.5%, 4/15/2020		20,000	22,450
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		70,000	75,950
7.625%, 6/15/2021		40,000	44,000
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		55,000	51,906
7.25%, 10/15/2020		140,000	144,200
7.5%, 4/1/2021		215,000	221,181
Intelsat Luxembourg SA, 8.125%, 6/1/2023		10,000	9,200
Level 3 Communications, Inc., 8.875%, 6/1/2019		10,000	10,525
Level 3 Financing, Inc.:
5.375%, 8/15/2022		90,000	92,616
6.125%, 1/15/2021		20,000	20,975
7.0%, 6/1/2020		75,000	80,062
8.125%, 7/1/2019		45,000	47,306
8.625%, 7/15/2020		50,000	54,188
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		200,000	200,900
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		40,000	44,100
144A, 9.0%, 11/15/2018		175,000	200,812
Sprint Corp., 7.125%, 6/15/2024		200,000	195,000
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		15,000	15,469
6.625%, 11/15/2020		65,000	67,925
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		200,000	205,000
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025 (c)		60,000	60,900
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		30,000	32,288
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		10,000	10,675
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	31,800
Windstream Corp.:
6.375%, 8/1/2023 (b)		40,000	35,900
7.5%, 4/1/2023		75,000	71,625
7.75%, 10/15/2020 (b)		20,000	20,475
7.75%, 10/1/2021		55,000	54,863
7.875%, 11/1/2017		205,000	222,169
8.125%, 9/1/2018		70,000	73,237
Zayo Group LLC, 144A, 6.0%, 4/1/2023		20,000	20,100

			3,812,479
Utilities 2.7%
AES Corp.:
3.262% **, 6/1/2019		20,000	19,900
8.0%, 10/15/2017		2,000	2,313
8.0%, 6/1/2020		175,000	199,937
Calpine Corp.:
5.375%, 1/15/2023		35,000	35,000
5.75%, 1/15/2025		35,000	35,262
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		5,000	5,238
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	197,800
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		100,000	96,000
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		145,000	153,700
NGL Energy Partners LP, 5.125%, 7/15/2019		30,000	29,400
NRG Energy, Inc.:
6.25%, 5/1/2024		100,000	100,750
7.875%, 5/15/2021		30,000	32,250
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		500,000	483,900
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		30,000	29,550

			1,421,000

Total Corporate Bonds (Cost $25,599,552)			25,411,699
Mortgage-Backed Securities Pass-Throughs 7.0%
Federal National Mortgage Association, 3.0%, 9/1/2042 (c)		700,000	715,750
Government National Mortgage Association:
3.0%, 12/1/2042 (c)		300,000	309,023
3.5%, 2/1/2043 (c)		2,500,000	2,631,250

Total Mortgage-Backed Securities Pass-Throughs (Cost $3,640,242)			3,656,023
Asset-Backed 1.3%
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		45,994	45,857
Miscellaneous 1.2%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.878% **, 1/17/2024		250,000	250,034
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		144,938	150,704
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		251,751	248,466

			649,204

Total Asset-Backed (Cost $691,232)			695,061
Commercial Mortgage-Backed Securities 1.0%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	313,934
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.175% **, 3/15/2018		80,000	80,200
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	132,940

Total Commercial Mortgage-Backed Securities (Cost $480,959)			527,074
Collateralized Mortgage Obligations 7.1%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.671% **, 2/25/2034		89,514	89,012
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 2.788% **, 12/25/2035		118,336	118,976
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		74,145	74,016
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		1,035,423	89,309
"ZG", Series 4213, 3.5%, 6/15/2043		78,546	78,699
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		25,418	686
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		377,766	37,613
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		90,732	7,665
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		142,861	12,114
"SP", Series 4047, Interest Only, 6.476% ***, 12/15/2037		466,505	71,957
"JS", Series 3572, Interest Only, 6.626% ***, 9/15/2039		578,150	91,336
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		197,325	33,427
"KZ", Series 2010-134, 4.5%, 12/25/2040		242,286	251,881
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		52,038	2,658
"PI", Series 2006-20, Interest Only, 6.506% ***, 11/25/2030		364,185	63,172
"SI", Series 2007-23, Interest Only, 6.596% ***, 3/25/2037		235,055	33,078
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2015-DN1, 4.321% **, 1/25/2025		750,000	772,758
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		2,302,128	274,849
"ZJ", Series 2013-106, 3.5%, 7/20/2043		20,149	20,151
"GC", Series 2010-101, 4.0%, 8/20/2040		200,000	218,107
"ME", Series 2014-4, 4.0%, 1/16/2044		400,000	457,084
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		300,000	45,656
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		93,088	17,683
"PZ", Series 2010-106, 4.75%, 8/20/2040		231,850	249,280
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		299,583	53,834
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		303,769	50,630
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		278,915	52,160
"AI", Series 2007-38, Interest Only, 6.286% ***, 6/16/2037		78,342	13,876
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.757% **, 4/25/2036		266,610	242,498
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.525% **, 10/25/2033		68,320	68,130
Wells Fargo Mortgage-Backed Securities Trust, "2A3",Series 2004-EE, 2.614% **, 12/25/2034		96,716	96,431

Total Collateralized Mortgage Obligations (Cost $3,546,255)			3,688,726
Government & Agency Obligations 22.3%
Sovereign Bonds 16.5%
Dominican Republic, 144A, 6.85%, 1/27/2045		100,000	105,000
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	78,489
Government of Canada, 2.75%, 12/1/2064	CAD	339,000	335,381
Government of Netherlands, 2.75%, 1/15/2047	EUR	578,000	981,323
Government of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	7,200,000	1,303,641
Kingdom of Norway, Series 477, REG S, 144A, 1.75%, 3/13/2025	NOK	5,800,000	736,748
Kingdom of Spain, REG S, 144A, 1.0%, 11/30/2030	EUR	1,135,110	1,350,511
Portugal Obrigacoes do Tesouro OT, REG S, 144A, 4.1%, 2/15/2045	EUR	256,990	372,971
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	156
Republic of El Salvador:
144A, 6.375%, 1/18/2027		75,000	75,000
144A, 7.65%, 6/15/2035		100,000	104,750
Republic of Hungary:
4.0%, 3/25/2019		200,000	208,602
Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	48,170
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	480,000	590,199
Republic of Poland, Series 0725, 3.25%, 7/25/2025	PLN	360,000	103,150
Republic of Singapore, 2.75%, 4/1/2042	SGD	1,229,000	872,148
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	214,272
144A, 5.5%, 10/26/2022		100,000	115,254
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	1,100,000	93,427
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	199,750
Republic of Turkey, 8.5%, 7/10/2019	TRY	280,000	108,494
Republic of Uruguay, 5.1%, 6/18/2050		140,000	145,600
United Mexican States:
3.6%, 1/30/2025 (b)		200,000	205,250
Series M, 4.75%, 6/14/2018	MXN	1,300,000	85,271
Series M 10, 8.5%, 12/13/2018	MXN	1,300,000	95,341
Series M 20, 8.5%, 5/31/2029	MXN	650,000	51,483

			8,580,381
U.S. Treasury Obligations 5.8%
U.S. Treasury Bills:
0.01% ****, 6/11/2015 (d)		79,000	78,999
0.06% ****, 8/13/2015 (d)		254,000	253,953
0.085% ****, 6/11/2015 (d)		365,000	364,987
0.086% ****, 6/11/2015 (d)		57,000	56,998
U.S. Treasury Bonds:
2.5%, 2/15/2045		200,000	198,156
3.125%, 8/15/2044		80,400	90,080
3.625%, 2/15/2044		36,000	44,018
U.S. Treasury Notes:
1.0%, 8/31/2016 (e)		1,050,000	1,058,695
1.0%, 9/30/2016		500,000	504,297
1.5%, 5/31/2019		232,600	235,108
1.625%, 6/30/2019		19,000	19,295
1.625%, 12/31/2019		109,000	110,388

			3,014,974

Total Government & Agency Obligations (Cost $11,478,632)			11,595,355
Loan Participations and Assignments 3.8%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		104,213	104,202
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		59,096	59,416
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		191,020	191,786
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		48,636	48,747
CSC Holdings, Inc., Term Loan B, 2.678%, 4/17/2020		111,156	110,826
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		28,206	27,761
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		69,475	69,731
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		183,333	185,511
HJ Heinz Co., Term Loan B2, 3.25%, 6/5/2020		163,781	164,281
Level 3 Financing, Inc., Term Loan B5, 4.5%, 1/31/2022		60,000	60,403
MacDermid, Inc.:
Term Loan B2, 4.75%, 6/7/2020		30,000	30,244
First Lien Term Loan, 4.5%, 6/7/2020		54,038	54,347
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		254,736	244,803
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		116,932	116,737
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		116,554	116,545
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		88,650	87,764
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017		22,226	22,115
Term Loan B, 4.25%, 11/13/2018		6,581	6,560
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		137,133	137,551
Term Loan B, 3.5%, 12/11/2019		115,706	115,901

Total Loan Participations and Assignments (Cost $1,962,424)			1,955,231
Municipal Bonds and Notes 1.9%
Chicago, IL, Airport Revenue, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		145,000	171,506
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		300,000	340,416
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	164,559
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		260,000	311,826

Total Municipal Bonds and Notes (Cost $849,993)			988,307
Convertible Bond 0.4%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $120,175)		120,175	228,921
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $60,611)		95,000	87,519

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (f)		1	3,126
Industrials 0.0%
Congoleum Corp.*		2,500	0
Quad Graphics, Inc.		24	552

			552
Materials 0.0%
GEO Specialty Chemicals, Inc.*		13,196	9,567

Total Common Stocks (Cost $25,206)			13,245
Preferred Stock 0.1%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $41,756)		45	46,188
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $17,432)		85	597

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161		1,300,000	3,682
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		1,500,000	7,770
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		1,400,000	6,104

Total Call Options Purchased (Cost $191,320)			17,556
Put Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		1,500,000	49,540
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		1,400,000	53,655

Total Put Options Purchased (Cost $98,573)			103,195

		Shares	Value ($)
Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 0.11% (g) (h) (Cost $1,376,544)		1,376,544	1,376,544
Cash Equivalents 9.2%
Central Cash Management Fund, 0.08% (g) (Cost $4,767,292)		4,767,292	4,767,292

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $54,948,198) †		105.9	55,158,533
Other Assets and Liabilities, Net		(5.9)	(3,092,922)

Net Assets		100.0	52,065,611

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	100,000	USD	59,862	96,000
Hellas Telecommunications Finance*	8.071%	7/15/2015	109,187	EUR	32,169	0
					92,031	96,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

***	These securities are shown at their current rate as of March 31, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $54,944,263.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $214,270.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,570,571 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,356,301.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $1,326,737, which is 2.5% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,273	3,126	0.01

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2015 is 0.27%.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At March 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2015	29	3,738,281	21,608
United Kingdom Long Gilt Bond	GBP	6/26/2015	7	1,253,844	18,823
Total unrealized appreciation					40,431

At March 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year Australian Bond	AUD	6/15/2015	4	404,208	(3,196)
10 Year Canadian Government Bond	CAD	6/19/2015	24	2,704,796	(12,637)
Euro-BOBL Futures	EUR	6/8/2015	45	6,262,634	(10,956)
Euro-BTP Italian Government Bond	EUR	6/8/2015	16	2,418,539	(11,922)
Euro-BUXL 30 Year Bond	EUR	6/8/2015	7	1,325,913	(4,776)
Euro-OAT French Government Bond	EUR	6/8/2015	21	3,523,649	(42,906)
Ultra Long U.S. Treasury Bond	USD	6/19/2015	12	2,038,500	(78,706)
Total unrealized depreciation					(165,099)

At March 31, 2015, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (i)

Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(12,794)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(10,955)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	1,300,000	1	4/20/2016	46,345	(1,338)
Total Call Options					147,376	(25,087)

Put Options
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(60,388)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(66,541)
Total Put Options					101,031	(126,929)

Total					248,407	(152,016)

(i)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2015 was $96,391.
At March 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	100,0004	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	6,955	4,126	2,829
1/21/2015 3/20/2020	45,0005	5.0%	General Motors Co., 6.25%, 10/2/2043, BBB-	7,811	7,119	692
Total unrealized appreciation					3,521

(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(k) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
At March 31, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/18/2017	3,600,000	Fixed — 1.557%	Floating — 3 Month LIBOR	(22,428)	(26,430)
12/16/2015 9/16/2020	2,000,000	Floating — 3 Month LIBOR	Fixed — 2.214%	37,813	38,832
6/17/2015 6/18/2025	4,000,000	Fixed — 2.404%	Floating — 3 Month LIBOR	(117,545)	(117,545)
12/16/2015 9/16/2025	3,000,000	Fixed — 2.64%	Floating — 3 Month LIBOR	(117,945)	(100,626)
12/16/2015 9/17/2035	200,000	Fixed — 2.938%	Floating — 3 Month LIBOR	(16,259)	(12,115)
12/16/2015 9/18/2045	500,000	Floating — 3 Month LIBOR	Fixed — 2.998%	56,146	39,642
Total net unrealized depreciation				(178,242)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Bank of America
5	Credit Suisse
As of March 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

KRW	867,000,000	USD	788,039	4/6/2015	6,675	Morgan Stanley
PLN	410,000	USD	112,687	4/7/2015	4,512	BNP Paribas
SEK	6,706,900	CAD	1,000,000	4/7/2015	10,689	Barclays Bank PLC
AUD	2,000,000	NZD	2,085,480	4/7/2015	35,516	Australia & New Zealand Banking Group Ltd.
USD	1,038,695	NZD	1,400,000	4/7/2015	7,435	Macquarie Bank Ltd.
NZD	434,000	CAD	411,139	4/7/2015	298	The Toronto Dominion Bank
NZD	566,000	CAD	536,214	4/7/2015	411	Australia & New Zealand Banking Group Ltd.
NOK	10,000,000	USD	1,295,415	4/7/2015	54,058	Societe Generale
NZD	1,400,000	USD	1,053,259	4/7/2015	7,130	Australia & New Zealand Banking Group Ltd.
AUD	1,000,000	USD	769,320	4/7/2015	7,906	Australia & New Zealand Banking Group Ltd.
SEK	13,807,705	EUR	1,500,000	4/7/2015	9,601	Societe Generale
EUR	585,000	USD	675,781	4/13/2015	46,669	Citigroup, Inc.
SGD	1,218,000	USD	894,260	4/13/2015	6,961	Morgan Stanley
NOK	5,776,300	USD	768,301	4/13/2015	51,387	Citigroup, Inc.
AUD	428,000	USD	333,808	4/13/2015	8,036	Australia & New Zealand Banking Group Ltd.
USD	1,375,982	GBP	928,000	4/13/2015	512	Societe Generale
NOK	5,952,000	USD	740,981	4/13/2015	2,261	Societe Generale
EUR	2,765,000	USD	3,120,120	4/13/2015	146,621	Societe Generale
NZD	1,812,000	USD	1,390,458	4/13/2015	37,257	Australia & New Zealand Banking Group Ltd.
USD	1,089,400	NZD	1,474,000	4/13/2015	11,382	UBS AG
GBP	302,000	USD	465,360	4/13/2015	17,406	Citigroup, Inc.
CAD	2,603,000	USD	2,107,042	4/13/2015	52,107	Societe Generale
TRY	287,957	USD	112,488	4/20/2015	2,330	JPMorgan Chase Securities, Inc.
BRL	295,000	USD	96,516	5/11/2015	5,025	Morgan Stanley
INR	16,700,000	USD	265,924	5/11/2015	1,083	Commonwealth Bank of Australia
USD	603,862	ZAR	7,400,000	5/12/2015	2,271	JPMorgan Chase Securities, Inc.
ZAR	3,700,000	USD	311,157	5/12/2015	8,091	Morgan Stanley
BRL	425,000	USD	133,648	5/26/2015	2,488	BNP Paribas
BRL	425,000	USD	133,656	5/26/2015	2,496	Morgan Stanley
MXN	2,100,000	USD	138,105	5/29/2015	1,000	Barclays Bank PLC
MXN	3,480,000	USD	231,792	6/25/2015	4,958	BNP Paribas
Total unrealized appreciation					554,572

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	2,170,608	JPY	260,000,000	4/6/2015	(2,643)	Barclays Bank PLC
JPY	166,000,000	USD	1,383,933	4/6/2015	(229)	Morgan Stanley
NZD	2,074,680	AUD	2,000,000	4/7/2015	(27,446)	Macquarie Bank Ltd.
CAD	1,000,000	SEK	6,629,800	4/7/2015	(19,642)	Barclays Bank PLC
USD	787,800	AUD	1,000,000	4/7/2015	(26,386)	Australia & New Zealand Banking Group Ltd.
USD	1,282,780	NOK	10,000,000	4/7/2015	(41,423)	Barclays Bank PLC
GBP	1,164,118	EUR	1,600,000	4/7/2015	(6,280)	Morgan Stanley
USD	769,246	NOK	6,000,000	4/7/2015	(24,431)	Morgan Stanley
NOK	6,000,000	USD	742,323	4/7/2015	(2,491)	Barclays Bank PLC
USD	559,880	CAD	709,000	4/13/2015	(161)	Societe Generale
USD	254,263	NZD	338,000	4/13/2015	(1,844)	Citigroup, Inc.
USD	712,842	CAD	850,000	4/13/2015	(41,811)	The Toronto Dominion Bank
USD	754,125	NOK	5,776,300	4/13/2015	(37,212)	UBS AG
USD	496,986	CAD	617,757	4/13/2015	(9,299)	Citigroup, Inc.
USD	1,846,161	EUR	1,693,300	4/13/2015	(25,175)	UBS AG
SEK	5,249,000	USD	607,132	4/13/2015	(2,445)	Societe Generale
SEK	5,887,000	USD	676,461	4/13/2015	(7,209)	UBS AG
USD	265,924	INR	16,700,000	4/22/2015	(49)	Commonwealth Bank of Australia
USD	265,924	INR	16,700,000	5/11/2015	(1,083)	Commonwealth Bank of Australia
USD	97,055	BRL	295,000	5/11/2015	(5,565)	BNP Paribas
USD	311,353	ZAR	3,700,000	5/12/2015	(8,287)	Morgan Stanley
ZAR	7,400,000	USD	602,787	5/12/2015	(3,345)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(294,456)

Currency Abbreviations

ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Real	NZD	New Zealand Dollar
CAD	Canadian Dollar	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HUF	Hungarian Forint	TRY	Turkish Lira
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won
Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (l)
Corporate Bonds	$—	$25,411,699	$0	$25,411,699
Mortgage-Backed Securities Pass-Throughs	—	3,656,023	—	3,656,023
Asset-Backed	—	695,061	—	695,061
Commercial Mortgage-Backed Securities	—	527,074	—	527,074
Collateralized Mortgage Obligations	—	3,688,726	—	3,688,726
Government & Agency Obligations	—	11,595,355	—	11,595,355
Loan Participations and Assignments	—	1,933,116	22,115	1,955,231
Municipal Investments	—	988,307	—	988,307
Convertible Bond	—	—	228,921	228,921
Preferred Security	—	87,519	—	87,519
Common Stocks (l)	552	—	12,693	13,245
Preferred Stock	—	46,188	—	46,188
Warrant	—	—	597	597
Short-Term Investments (l)	6,143,836	—	—	6,143,836
Derivatives (m)
Purchased Options	—	120,751	—	120,751
Futures Contracts	40,431	—	—	40,431
Credit Default Swap Contracts	—	3,521	—	3,521
Interest Rate Swap Contracts	—	78,474	—	78,474
Forward Foreign Currency Exchange Contracts	—	554,572	—	554,572

Total	$6,184,819	$49,386,386	$264,326	$55,835,531

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(165,099)	$—	$—	$(165,099)
Written Options	—	(152,016)	—	(152,016)
Interest Rate Swap Contracts	—	(256,716)	—	(256,716)
Forward Foreign Currency Exchange Contracts	—	(294,456)	—	(294,456)

Total	$(165,099)	$(703,188)	$—	$(868,287)

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on  futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$3,521	$—	$—
Foreign Exchange Contracts	$—	$—	$260,116	$—
Interest Rate Contracts	$(124,668)	$(178,242)	$—	$(72,751)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series II

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015